As filed with the Securities and Exchange Commission on April 30, 2010
Commission File Nos.  333-109762
811-10463

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 14	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 20	[X]

JNLNY SEPARATE ACCOUNT IV
(Exact Name of Registrant)

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

2900 Westchester Avenue, Purchase, New York 10577
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code: (517) 381-5500

Thomas J. Meyer, Esq., Senior Vice President, Secretary and General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Copy to:
Anthony L. Dowling, Esq., Associate General Counsel
Jackson National Life Insurance Company, 1 Corporate Way, Lansing, MI 48951
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)
[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on May 1, 2010 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1).

If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts

SEC 2125 (7-09)

PERSPECTIVE INVESTOR®

INDIVIDUAL FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY
issued by

JACKSON NATIONAL LIFE INSURANCE COMPANY®
in connection with its

JACKSON NATIONAL SEPARATE ACCOUNT IV
1 Corporate Way
Lansing, Michigan 48951

Jackson® Service Center
P.O. Box 30502
Lansing, Michigan 48909-8002
1-800-766-4683

IMG Service Center
P.O. Box 30386
Lansing, Michigan 48909-7886
1-800-777-7779

Jackson National Life Insurance Company (the “Company” or “Jackson®”) is offering the individual flexible premium adjustable variable life insurance policies described in this prospectus.  The policies provide insurance coverage on the life of one Insured.  Please read this prospectus carefully before investing and keep it for future reference.

The policies currently offer 80 allocation options, including 79 variable investment options, each of which is an Investment Division of Jackson National Separate Account IV and our Fixed Account.  Each Investment Division invests exclusively in shares of one of the Underlying Mutual Funds of JNL® Series Trust or JNL Variable Fund LLC.

We do not guarantee a minimum Accumulated Value on amounts allocated to the Investment Divisions and, therefore, the policies do not have a guaranteed minimum Accumulated Value.  The portion of your Accumulated Value in the Separate Account will vary depending on the investment performance of the Underlying Mutual Funds underlying the Investment Divisions to which you allocate your premium.  You bear the entire investment risk on amounts allocated to the Investment Divisions.  The investment policies and risks of each Underlying Mutual Fund are described in the accompanying prospectuses for the JNL® Series Trust and JNL Variable Fund LLC and its Underlying Mutual Funds.  The Accumulated Value will also reflect premiums paid, amounts withdrawn, and cost of insurance and other charges.

Individual flexible premium adjustable variable life insurance policies involve risks, including possible loss of principal.  They are not deposits of any bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

It may not be advantageous for you to purchase variable life insurance to replace your existing insurance coverage or to purchase additional variable life insurance if you already own a variable life insurance policy.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made.  Jackson does not authorize any information or representations regarding the offering described in this prospectus other than as based in this prospectus.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Jackson is relying on SEC Rule 12h-7, which exempts insurance companies from filing periodic reports under the Securities Exchange Act of 1934 with respect to variable annuity contracts that are registered under the Securities Act of 1933 and regulated as insurance under state law.

Not FDIC/NCUA insured • Not Bank/CU guaranteed • May lose value • Not a deposit • Not insured by any federal agency

The date of this prospectus is May 1, 2010.

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TABLE OF CONTENTS

FEE TABLE	1
Transaction Fees	1
Periodic Charges	2
Optional Rider Charges	3
Charges Assessed Against the Underlying Mutual Funds	4
Individual Underlying Mutual Fund Company Annual Expenses	5
SUMMARY	7
Description of the Policy and Policy Benefits	7
Risks of the Policy	10
The Underlying Mutual Funds and Associated Risks	12
PURCHASING A POLICY AND ALLOCATING PREMIUM	12
Applying for a Policy	12
Premiums	13
Planned Premium	13
Premium Limits	14
Guaranteed Minimum Death Benefit	14
Modified Endowment Contracts	14
Allocation of Premium	15
Accumulated Value	15
Accumulation Unit Value	15
Transfer of Accumulated Value	16
Restrictions on Transfers	16
Transfers Authorized by Telephone or the Internet	17
Dollar Cost Averaging	18
Rebalancing	18
THE SEPARATE ACCOUNT	18
The Underlying Mutual Funds	18
Voting Privileges	27
Additions, Deletions, and Substitutions of Securities	28
THE FIXED ACCOUNT	28
POLICY BENEFITS AND RIGHTS	29
Death Benefit	29
Death Benefit Options	29
Changes in Death Benefit Option	30
Changes in Specified Death Benefit	30
Optional Insurance Benefits	31
Policy Loans	35
Surrenders	36
Partial Surrenders	37
Status of Policy at Attained Age 121	38
Termination and Grace Period	39
Reinstatement	39
Right to Examine the Policy	39
Postponement of Payment	40
CHARGES AND DEDUCTIONS	40
Premium Charges	40
Asset Based Risk Charge	40
Monthly Deduction	41
Cost of Insurance Charge	41
Monthly Policy Fee	42
Monthly Administrative Charge	42
Surrender Charge	42
Transfer Charge	44
Illustration Charge	44
Re-Underwriting Charge	44
Rider Charges	44
Additional Policy Charges	44
Underlying Mutual Fund Expenses	44
Special Provisions for Group or Sponsored Arrangements	45
Purpose and Amount of Charges	45
GENERAL POLICY PROVISIONS	45
Statements to Owners	45
Limit on Right to Contest	45
Suicide	45
Misstatement as to Age and Sex	45
Beneficiary	45
Assignment	46
Creditors' Claims	46
Dividends	46
Notice and Elections	46
Modification	46
Conversion	46
FEDERAL TAX CONSIDERATIONS	46
Taxation of Jackson and the Separate Account	46
Jackson Taxation	47
Tax Status of the Policy	47
Diversification Requirements	47
Owner Control	47
Tax Treatment of Life Insurance Death Benefit Proceeds	48
Tax Deferral During Accumulation Period	48
Distributions	48
Policies Which are MECs	48
Policies Which are Not MECs	49
Treatment Beyond Attained Age 94	49
Actions to Ensure Compliance with the Tax Law	49
Federal Income Tax Withholding	49
Tax Advice	49
DESCRIPTION OF JACKSON AND THE SEPARATE ACCOUNT	50
Jackson National Life Insurance Company	50
The Separate Account	50
Safekeeping of the Separate Account's Assets	50
State Regulation of Jackson	50
DISTRIBUTION OF POLICIES	50
LEGAL PROCEEDINGS	52
FINANCIAL STATEMENTS	52
PRIVACY POLICY	52
GLOSSARY OF TERMS	54
APPENDIX A	57
APPENDIX B	59
APPENDIX C	61
WHERE YOU CAN FIND MORE INFORMATION	66

Capitalized terms used in this prospectus are defined where first used or in the Glossary of Terms beginning on page 54 of this prospectus.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.  The first table (and footnotes) describes the fees and expenses that you pay at the time that you buy or surrender the policy or transfer cash value between investment options.

TRANSACTION FEES

Charge	When Charge is Deducted	Amount Deducted 1
Sales Charge	When premium is allocated	6% of each premium in all years 2

Premium Tax Charge	When premium is allocated	2.5% of each premium 3

Federal (DAC) Tax Charge	When premium is allocated	1.5% of each premium

Surrender Charge (per $1,000 of Specified Death Benefit) 4	When you surrender your policy or take a partial surrender, during the first nine Policy Years or nine years after an increase in the Specified Death Benefit

Maximum and Minimum Initial Surrender Charge		Maximum: $56.36 per $1,000 5 Minimum: $2.49 per $1,000

Initial Surrender Charge for a 45 year old Male Preferred Nonsmoker		$15.88 per $1,000

Transfer Charge	Each transfer in excess of 15 in any Policy Year	$25 per transfer

Illustration Charge 6	Each in-force illustration in excess of one in any Policy Year	$25 per illustration

Re-Underwriting Fee 7	If a transaction under your policy requires underwriting approval after the Commencement Date	$25

Partial Surrender Fee	When you make a partial surrender	$25 per partial surrender

Expedited Delivery Charge 8	When you request expedited delivery of surrender, partial surrender or loan proceeds	Current: $20 for wire transfers $10 for overnight delivery $22.50 for Saturday delivery

1	The table shows the maximum guaranteed charges, except as otherwise indicated. See “Charges and Deductions” on page 40 for more information about these charges and our current charges.
2	This is the maximum guaranteed Sales Charge. For information regarding our current charges, see “Premium Charges” on page 40.
3	We reserve the right to increase or decrease this charge due to any change in tax law or premium taxes we expect to pay.
4
This charge applies to all surrenders and partial surrenders.  The initial amount of the surrender charge generally equals the Specified Death Benefit of your policy multiplied by the applicable rate per thousand dollars of Specified Death Benefit divided by 1000.  The applicable rate depends on the Insured's age, sex and underwriting risk classification.  The surrender charge declines over a nine-year period, in accordance with a table shown in your policy.  For example, the table below shows the nine-year surrender charge schedule for a 45-year-old Male Preferred Nonsmoker.

	Policy Year	Surrender Charge per $1,000
	1	$15.88
	2	$14.12
	3	$12.35
	4	$10.59
	5	$ 8.82
	6	$ 7.06
	7	$ 5.29
	8	$ 3.53
	9	$ 1.76
	10+	$0

Any surrender or partial surrender within nine years after you increase your Specified Death Benefit also will be subject to a separate surrender charge schedule as if the increase had been issued as a new policy.  The surrender charge on partial surrenders generally is approximately proportionate to the reduction in Accumulated Value resulting from partial surrender.  For more information, see “Surrender Charge” at page 42 below.

The surrender charge shown in the table above may not be representative of the charge you would pay.  For more information about the surrender charge that would apply to your policy, please contact us at the address or telephone number shown on the first page of this prospectus, or contact your sales representative.

5	This is the maximum guaranteed Initial Surrender Charge. For information regarding our current charges see “Surrender Charge” on page 42.
6	This charge is not deducted from your Accumulated Value, but must be paid separately by you with each request for an in-force illustration in excess of one per Policy Year.
7
For example, you will be subject to this charge if you request an increase in the Specified Death Benefit, which would require you to provide us with satisfactory evidence of insurability.  See “Changes in Specified Death Benefit” on page 30.

8
This charge reflects the expenses we expect to incur for providing expedited delivery of surrender, partial surrender or loan proceeds.  We may increase this charge upon prior notice to you to reflect any increase in the expenses we expect to incur for providing this service.

The second table (and footnotes) describes the fees and expenses that you will pay periodically during the time that you own the policy, not including the Underlying Mutual Fund fees and expenses.

PERIODIC CHARGES

Charge	When Charge is Deducted	Amount Deducted 9

Cost of Insurance Charge (per $1,000 Net Amount at Risk) 10	Monthly

Maximum and Minimum COI Charge:		Maximum: $83.33 per $1,000 Minimum: $0.015 per $1,000 ($0.06 per $1,000 for policies applied for before October 6, 2008)

COI Charge for a 45 year old Male Preferred Nonsmoker		$0.1944 per $1,000 ($0.38 per $1,000 for policies applied for before October 6, 2008)

Policy Fee	Monthly	$15 per month for Policy Years 1-3 $7.50 per month thereafter

Administrative Charge	Monthly
$0.07 per month per $1,000 of initial Specified Death Benefit (or increase in Specified Death Benefit) for 10 years from the date of issue or increase, as applicable;
$0.01 per month per $1,000 of initial Specified Death Benefit (or increase in Specified Death Benefit) thereafter

Asset Based Risk Charge 11	Daily	1.00% (on an annual basis) in all years

Policy Loan Interest Rate 12	Annually (accrues daily)	4%

Tax Charge 13	Daily	Currently: None

9	The table shows the maximum guaranteed charges, except as otherwise indicated. See “Charges and Deductions” on page 40 for more information about these charges and our current charges.
10
The cost of insurance varies based on individual characteristics such as the sex, underwriting risk classification and age of the Insured and length of time the policy has been in force.  We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rates that the guaranteed rates shown in your policy.  Our current cost of insurance charges also vary depending on the Specified Death Benefit of the Policy.  We calculate a separate cost of insurance charge for any increase in the Specified Death Benefit based on the Insured's circumstances at the time of the increase (including age and underwriting risk classification).  For more information about the calculation of the cost of insurance charges, see “Cost of Insurance Charge” on page 41.

See “Cost of Insurance Charge” on page 41 for a description of how the Net Amount at Risk is determined.

The cost of insurance charge shown in the table above may not be representative of the charge you would pay.  For more information about the cost of insurance charge that would apply to your policy, please contact us at the address or telephone number shown on the first page of this prospectus or contact your sales representative.

11
This is the maximum guaranteed Asset Based Risk Charge.  For information regarding our current charges, see “Asset Based Risk Charge” on page 40.  Policies applied for before October 6, 2008 referred to this charge as the mortality and expense risk charge.

12
A loan against your policy accrues interest daily at an annual simple interest rate of 4% during your first through fifth Policy Years (first through tenth Policy Years for policies applied for before October 6, 2008) and no greater than 3.25% thereafter.  To secure a loan’s repayment, we automatically transfer a corresponding amount of Accumulated Value to the Loan Account.  On the Loan Account balance, we will credit interest that compounds daily at an annual effective interest rate of 3%.  (At the same time, however, you forgo the performance of the Investment Divisions and the amount of interest we credit to the Fixed Account while your loan remains outstanding.)

13
We currently do not deduct a separate charge against the Separate Account for income taxes.  In the future, however, we may impose such a charge if, in our sole discretion, we determine that we will incur a tax from the operation of the Separate Account.

Currently, we are offering the following optional riders.  The charges for the rider you select are deducted monthly from your Accumulated Value as part of the Monthly Deduction.  You may not be eligible for all optional Riders shown below.  The benefits provided under each rider are summarized in "Optional Insurance Benefits" beginning on page 31.

OPTIONAL RIDER CHARGES

Optional Benefit	When Charge is Deducted	Amount Deducted 14
Accelerated Living Benefit Rider 15	No Charge	None

Terminal Illness Benefit Rider 15	No Charge	None

Overloan Protection Benefit Rider 15	No Charge	None

Guaranteed Death Benefit Rider (Not available to policies applied for prior to October 6, 2008) 15	No Charge	None

Scheduled Term Insurance Rider (Available only to policies applied for prior to October 6, 2008) 16 Maximum and Minimum Cost of Insurance Charge (per $1,000 of Rider Death Benefit Coverage) 17	Monthly	Maximum: $83.33 per $1,000 Minimum: $0.07 per $1,000

Cost of Insurance Charge for a 45 year old Male Preferred Nonsmoker 17		$0.48 per $1,000

Monthly Administrative Charge	Monthly
$0.07 per $1,000 of the excess of the Target Death Benefit over the Specified Death Benefit for years 1-10;

$0.01 per $1,000 of the excess of the Target Death Benefit over the Specified Death Benefit thereafter

Waiver of Monthly Deductions	Monthly	Maximum: $36.00 per $100 of Monthly Deduction Minimum: $3.00 per $100 of Monthly Deduction

Waiver of Specified Premium	Monthly	Maximum: $0.11 per $1 of Monthly Specified Premium Minimum: $0.03 per $1 of Monthly Specified Premium

Guaranteed Minimum Death Benefit (Available only to policies applied for prior to October 6, 2008)	Monthly	$0.005 per $1,000 of the Specified Death Benefit

Other Insured Term Insurance Rider Maximum and Minimum Cost of Insurance Charge (per $1,000 of Rider Coverage) 17	Monthly	Maximum: $83.33 per $1,000 Minimum: $0.015 per $1,000 ($0.06 per $1,000 for policies applied for before October 6, 2008)
Cost of Insurance Charge for a 45 year old Male Preferred Nonsmoker17		$0.1944 per $1,000 ($0.38 per $1,000 for policies applied for before October 6, 2008)

Monthly Administrative Charge	Monthly	$0.07 per $1,000 of Death Benefit (charged only in year 1)

Protector Term Insurance Rider (No longer offered as of November 3, 2008) Maximum and Minimum Cost of Insurance Charge (per $1,000 of Rider Coverage) 17	Monthly	Maximum: $71.86 per $1,000 Minimum: $0.04 per $1,000
Cost of Insurance Charge for a 45 year old Male Preferred Nonsmoker (30 year term) 17		$0.31 per $1,000

Child Insurance Rider	Monthly	$2.08 per $5,000 of coverage ($25 on an annual basis)

14	The table shows the maximum guaranteed charges, except as otherwise indicated. See “Charges and Deductions” on page 40 for more information about these charges and our current charges.
15	There is no additional cost for these riders, which are added automatically to all eligible policies (in states where available).
16	The death benefit coverage under this rider equals the Total Death Benefit minus the Base Death Benefit, but not less than zero.
17
The cost of insurance varies based on individual characteristics such as the sex, underwriting risk classification and age of the Insured and length of time the policy has been in force.  We determine the current cost of insurance rates, but we guarantee that we will never charge you higher cost of insurance rates than the guaranteed rates shown in your policy.  Our current cost of insurance charges also vary depending on the rider death benefit.

The cost of insurance charge shown in the table above may not be representative of the charge you would pay.  For more information about the cost of insurance charge that would apply to your policy, please contact us at the address or telephone number shown on the first page of this prospectus or contact your sales representative.

The following table describes Underlying Mutual Fund fees and expenses that you will pay periodically during the time that you own the policy.  The table shows the minimum and maximum fees and expenses charged by any of the Underlying Mutual Funds.  More detail concerning each Underlying Mutual Fund's fees and expenses is contained in the prospectus for each Underlying Mutual Fund.

CHARGES ASSESSED
AGAINST THE UNDERLYING MUTUAL FUNDS

	Maximum	Minimum
Total Annual Underlying Mutual Fund Operating Expenses 18 (expenses that are deducted from Underlying Mutual Fund assets, including management and administrative fees, 12b-1 service fees and other expenses)	2.21%	0.37%

18
The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2009 for the Underlying Mutual Funds in which the Separate Account invests.

The Underlying Mutual Funds' expenses are assessed at the Underlying Mutual Fund level and are not direct charges against the Investment Division or the Accumulated Value.  These expenses are taken into account in computing each Underlying Mutual Fund's per share net asset value, which in turn is used to compute the corresponding Investment Division's Accumulated Value.

Each Investment Division purchases shares of the corresponding Underlying Mutual Fund at net asset value.  The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Underlying Mutual Fund.  The advisory fees and other expenses are not fixed or specified under the terms of the policy and they may vary from year to year.  Each Investment Division invests in Class B shares of the Underlying Mutual Fund.  For each Investment Division, the fees and expenses of the Underlying Mutual Fund shown in this prospectus reflect the fees and expenses of the class of shares in which the Investment Division invests.

The figures in the following table show expense ratios for the individual Underlying Mutual Funds for the year ended December 31, 2009, except where otherwise noted.

Individual Underlying Mutual Fund Company Annual Expenses (as a percentage of average net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Underlying Mutual Fund Expenses	Contractual Fee Waiver and/or Expense Reimbursement	Net Total Annual Underlying Mutual Fund Expenses
JNL/American Funds® Blue Chip Income and Growth	1.28%D	0.00%	0.02%D	0.00%	1.30%D	0.45%E	0.85%D,E
JNL/American Funds Global Bond	1.41%D	0.00%	0.04%D	0.00%	1.45% D	0.55%E	0.90% D,E
JNL/American Funds Global Small Capitalization	1.62%D	0.00%	0.05%D	0.00%	1.67%D	0.60%E	1.07% D,E
JNL/American Funds Growth-Income	1.13%D	0.00%	0.02%D	0.00%	1.15%D	0.40%E	0.75% D,E
JNL/American Funds International	1.50%D	0.00%	0.05%D	0.00%	1.55%D	0.55%E	1.00% D,E
JNL/American Funds New World	1.97%D	0.00%	0.06%D	0.00%	2.03%D	0.80%E	1.23% D,E
JNL/Select Money Market	0.36%	0.00%	0.01%	0.00%	0.37%	0.00%	0.37%

Individual Underlying Mutual Fund Company Annual Expenses (as a percentage of average net assets) Fund Name	Management and Admin Fee A	Distribution and/or Service (12 b-1) Fees	Other Expenses B	Acquired Fund Fees and Expenses C	Total Annual Underlying Mutual Fund Expenses
JNL/AIM Global Real Estate	0.86%	0.00%	0.01%	0.01%	0.88%
JNL/AIM International Growth	0.82%	0.00%	0.02%	0.02%	0.86%
JNL/AIM Large Cap Growth	0.77%	0.00%	0.00%	0.01%	0.78%
JNL/AIM Small Cap Growth	0.95%	0.00%	0.01%	0.01%	0.97%
JNL/Capital Guardian Global Balanced	0.80%	0.00%	0.01%	0.01%	0.82%
JNL/Capital Guardian Global Diversified Research	0.88%	0.00%	0.01%	0.01%	0.90%
JNL/Capital Guardian U.S. Growth Equity	0.77%	0.00%	0.01%	0.01%	0.79%
JNL/Credit Suisse Commodity Securities	0.82%	0.00%	0.01%	0.02%	0.85%
JNL/Credit Suisse Long/Short	0.95%	0.00%	0.39%F	0.01%	1.35%
JNL/Eagle Core Equity	0.75%	0.00%	0.01%	0.03%	0.79%
JNL/Eagle SmallCap Equity	0.82%	0.00%	0.01%	0.00%	0.83%
JNL/Franklin Templeton Global Growth	0.89%	0.00%	0.01%	0.01%	0.91%
JNL/Franklin Templeton Income	0.79%	0.00%	0.01%	0.02%	0.82%
JNL/Franklin Templeton International Small Cap Growth	1.10%	0.00%	0.01%	0.04%	1.15%
JNL/Franklin Templeton Mutual Shares	0.85%	0.00%	0.06%F	0.02%	0.93%
JNL/Franklin Templeton Small Cap Value	0.95%	0.00%	0.01%	0.02%	0.98%
JNL/Goldman Sachs Core Plus Bond	0.69%	0.00%	0.01%	0.02%	0.72%
JNL/Goldman Sachs Emerging Markets Debt	0.90%	0.00%	0.01%	0.05%	0.96%
JNL/Goldman Sachs Mid Cap Value	0.83%	0.00%	0.00%	0.01%	0.84%
JNL/Ivy Asset Strategy	1.05%	0.00%	0.00%	0.04%	1.09%
JNL/JPMorgan International Value	0.82%	0.00%	0.01%	0.01%	0.84%
JNL/JPMorgan MidCap Growth	0.80%	0.00%	0.01%	0.01%	0.82%
JNL/JPMorgan U.S. Government & Quality Bond	0.52%	0.00%	0.01%	0.01%	0.54%
JNL/Lazard Emerging Markets	1.05%	0.00%	0.02%	0.02%	1.09%
JNL/Lazard Mid Cap Equity	0.82%	0.00%	0.01%	0.01%	0.84%
JNL/M&G Global Basics	1.00%	0.00%	0.01%	0.01%	1.02%
JNL/M&G Global Leaders	1.00%	0.00%	0.01%	0.01%	1.02%
JNL/Mellon Capital Management European 30	0.57%	0.00%	0.01%	0.01%	0.59%
JNL/Mellon Capital Management Pacific Rim 30	0.57%	0.00%	0.01%	0.01%	0.59%
JNL/Mellon Capital Management S&P 500 Index	0.38%	0.00%	0.02%	0.01%	0.41%
JNL/Mellon Capital Management S&P 400 MidCap Index	0.39%	0.00%	0.02%	0.00%	0.41%
JNL/Mellon Capital Management Small Cap Index	0.39%	0.00%	0.03%	0.00%	0.42%
JNL/Mellon Capital Management International Index	0.44%	0.00%	0.05%	0.00%	0.49%
JNL/Mellon Capital Management Bond Index	0.39%	0.00%	0.01%	0.01%	0.41%
JNL/Mellon Capital Management Global Alpha	1.15%	0.00%	0.00%	0.02%	1.17%
JNL/Oppenheimer Global Growth	0.85%	0.00%	0.01%	0.01%	0.87%
JNL/PAM Asia ex-Japan	1.05%	0.00%	0.02%	0.01%	1.08%
JNL/PAM China-India	1.10%	0.00%	0.03%	0.01%	1.14%
JNL/PIMCO Real Return	0.60%	0.00%	0.01%	0.00%	0.61%
JNL/PIMCO Total Return Bond	0.60%	0.00%	0.01%	0.00%	0.61%
JNL/PPM America High Yield Bond	0.57%	0.00%	0.01%	0.04%	0.62%
JNL/PPM America Mid Cap Value Fund	0.85%	0.00%	0.01%	0.01%	0.87%
JNL/PPM America Small Cap Value Fund	0.85%	0.00%	0.01%	0.00%	0.86%
JNL/PPM America Value Equity	0.65%	0.00%	0.01%	0.00%	0.66%
JNL/Red Rocks Listed Private Equity	1.00%	0.00%	0.00%	1.21%	2.21%
JNL/Select Balanced	0.57%	0.00%	0.01%	0.01%	0.59%
JNL/Select Value	0.62%	0.00%	0.00%	0.01%	0.63%
JNL/T. Rowe Price Established Growth	0.70%	0.00%	0.01%	0.00%	0.71%
JNL/T. Rowe Price Mid-Cap Growth	0.81%	0.00%	0.01%	0.00%	0.82%
JNL/T. Rowe Price Short-Term Bond	0.53%	0.00%	0.01%	0.05%	0.59%
JNL/T. Rowe Price Value	0.76%	0.00%	0.00%	0.01%	0.77%
JNL/S&P Competitive Advantage	0.50%	0.00%	0.02%	0.00%	0.52%
JNL/S&P Dividend Income & Growth	0.50%	0.00%	0.02%	0.00%	0.52%
JNL/S&P Intrinsic Value	0.50%	0.00%	0.02%	0.00%	0.52%
JNL/S&P Total Yield	0.50%	0.00%	0.02%	0.00%	0.52%
JNL/Mellon Capital Management Nasdaq® 25	0.48%	0.00%	0.04%	0.00%	0.52%
JNL/Mellon Capital Management Value Line® 30	0.44%	0.00%	0.16%	0.00%	0.60%
JNL/Mellon Capital Management DowSM Dividend	0.45%	0.00%	0.03%	0.00%	0.48%
JNL/Mellon Capital Management S&P® 24	0.48%	0.00%	0.02%	0.01%	0.51%
JNL/Mellon Capital Management 25	0.44%	0.00%	0.01%	0.00%	0.45%
JNL/Mellon Capital Management Select Small-Cap	0.45%	0.00%	0.00%	0.00%	0.45%
JNL/Mellon Capital Management JNL 5	0.42%	0.00%	0.02%	0.00%	0.44%
JNL/Mellon Capital Management VIP	0.45%	0.00%	0.04%	0.00%	0.49%
JNL/Mellon Capital Management JNL Optimized 5	0.44%	0.00%	0.06%	0.00%	0.50%
JNL/Mellon Capital Management S&P® SMid 60	0.47%	0.00%	0.02%	0.01%	0.50%
JNL/Mellon Capital Management NYSE® International 25	0.53%	0.00%	0.05%	0.00%	0.58%
JNL/Mellon Capital Management Communications Sector	0.49%	0.00%	0.03%	0.00%	0.52%
JNL/Mellon Capital Management Consumer Brands Sector	0.49%	0.00%	0.03%	0.00%	0.52%
JNL/Mellon Capital Management Financial Sector	0.47%	0.00%	0.03%	0.00%	0.50%
JNL/Mellon Capital Management Healthcare Sector	0.47%	0.00%	0.03%	0.00%	0.50%
JNL/Mellon Capital Management Oil & Gas Sector	0.44%	0.00%	0.03%	0.00%	0.47%
JNL/Mellon Capital Management Technology Sector	0.46%	0.00%	0.03%	0.00%	0.49%

A
Certain Funds pay Jackson National Asset Management, LLC, the Investment Adviser and Administrator, an administrative fee for certain services provided to each Fund.
The JNL/American Funds® Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund, JNL/American Funds Growth-Income Fund, JNL/American Funds International Fund, JNL/American Funds New World Fund, JNL/AIM Global Real Estate Fund, JNL/AIM International Growth Fund, JNL/Capital Guardian Global Diversified Research Fund, JNL/Capital Guardian Global Balanced Fund, JNL/Credit Suisse Commodity Securities Fund, JNL/Credit Suisse Long/Short Fund, JNL/Franklin Templeton Global Growth Fund, JNL/Franklin Templeton International Small Cap Growth Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Ivy Asset Strategy Fund, JNL/JPMorgan International Value Fund, JNL/Lazard Emerging Markets Fund, JNL/M&G Global Basics Fund, JNL/M&G Global Leaders Fund, JNL/Oppenheimer Global Growth Fund, JNL/PAM Asia Ex-Japan Fund, JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds, except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund,  JNL/Mellon Capital Management NYSE International 25 Fund, JNL/Mellon Capital Management European 30 Fund, and JNL/Mellon Capital Management Pacific Rim 30 Fund, each pay an administrative fee of 0.15%.
The JNL/Mellon Capital Management NYSE® International 25 Fund, JNL/Mellon Capital Management European 30 Fund, JNL/Mellon Capital Management Pacific Rim 30 Fund, and JNL/PAM China-India Fund each pay an administrative fee of 0.20%.
All other Funds each pay an administrative fee of 0.10%.
The Management and Admin Fee and the Total Annual Underlying Mutual Fund Expenses columns in this table reflect the inclusion of the applicable administrative fee.

B
Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, certain professional fees, fees and expenses of the disinterested Trustees/Managers, independent legal counsel to the disinterested Trustees/Managers fees, and other operating expenses not otherwise covered by the administrative fee.

C
Acquired fund fees and expenses represent each Fund’s pro rata share of fees and expenses of investing in securities deemed “investment companies”, including money market funds used for purposes of investing available cash balances.

D
Fees and expenses at the Master Fund level for Class 1 shares of each respective Fund are as follows:
JNL/American Funds Blue Chip Income and Growth Fund: Management Fee: 0.43%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.44%.
JNL/American Funds Global Bond Fund: Management Fee: 0.56%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.03%; Total Annual Portfolio Operating Expenses: 0.59%.
JNL/American Funds Global Small Capitalization Fund: Management Fee: 0.72%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.76%.
JNL/American Funds Growth-Income Fund: Management Fee: 0.28%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.01%; Total Annual Portfolio Operating Expenses: 0.29%.
JNL/American Funds International Fund: Management Fee: 0.50%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.04%; Total Annual Portfolio Operating Expenses: 0.54%.
JNL/American Funds New World Fund: Management Fee: 0.77%; Distribution and/or Service (12b-1) Fee: 0%; Other Expenses: 0.05%; Total Annual Portfolio Operating Expenses: 0.82%.

E
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its advisory fee for such time as the Fund is operated as a Feeder Fund, because during that time it will not be providing the portfolio management portion of the investment advisory and management services. Current waivers are 0.45% for the JNL/American Funds Blue Chip Income and Growth Fund, 0.55% for the JNL/American Funds Global Bond Fund, 0.60% for the JNL/American Funds Global Small Capitalization Fund, 0.40% for the JNL/American Funds Growth-Income Fund, 0.55% for the JNL/American Funds International Fund, and 0.80% for the JNL/American Funds New World Fund.  This fee waiver will generally continue as long as the Fund is part of a master-feeder fund structure, but in any event, the fee waiver will continue for at least one year from the date of the current Prospectus (May 1, 2010), unless the Board of Trustees approves a change in or elimination of the waiver.  This fee waiver is subject to yearly review and approval by the Board of Trustees. The Management and Admin Fee and the Annual Operating Expense columns in this table reflect the inclusion of the contractual fee waivers.

F
Amount includes the costs associated with the Fund's short sales on equity securities.  When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the security sold short.  In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions.  For the period ended December 31, 2009, the total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund and JNL/Franklin Templeton Mutual Shares Fund was 0.37% and 0.05%, respectively.

Summary

Description of the Policy and Policy Benefits

1.   What is an Individual Flexible Premium Adjustable Variable Life Insurance Policy?

Your policy is designed to be flexible to meet your specific life insurance needs.  Your policy has a Death Benefit, Accumulated Value and other features of life insurance providing fixed benefits.  Your policy is a “flexible premium” policy because you have a great amount of flexibility in determining when and how much premium you want to pay.  Your policy is a “variable” policy because the Accumulated Value varies according to the investment performance of the Investment Divisions to which you have allocated your premiums.  The policy provides you with an opportunity to take advantage of any increase in your Accumulated Value but you also bear the risk of any decrease.

2.   What are the Premiums for this Policy?

You have considerable flexibility as to the timing and amount of your premiums.  You must pay an initial premium to place the policy in force.  Thereafter, you may pay additional premiums when and in such amounts as you choose, subject to certain restrictions.  However, your policy may lapse and terminate without value if you do not pay sufficient premiums to keep the policy in force. The minimum initial premium generally is equal to 3 times the monthly Minimum Premium specified in your policy.  The monthly Minimum Premium is based on your policy's Specified Death Benefit and the Insured's age, sex and underwriting risk classification.  See “Purchasing a Policy and Allocating Premium” on page 12 for further details concerning the Minimum Premium.

Premiums may be paid at any time.  You may pay any level of premium, subject to certain limits.  However, during the first five years, paying the monthly Minimum Premium may help keep your policy in force.  See “Can my Policy Lapse?” on page 10.  (However, for policies applied for before October 6, 2008, this period is three years, rather than five.)

In addition, to take advantage of the Guaranteed Death Benefit Rider that we automatically add to all new policies that qualify for it, you must pay at least the cumulative Qualifying Monthly Premium Amount due.  This premium amount is shown on the policy data page.  It varies by Specified Death Benefit, the policy’s Death Benefit option, the Insured’s age, sex and underwriting risk class.  (The Guaranteed Death Benefit Rider is not available on policies applied for before October 6, 2008, although a similar benefit - the Guaranteed Minimum Death Benefit Rider - is applicable to some of those older policies.  To take advantage of that feature, if you elected it, you must pay at least the Required Monthly Premium Amount due.)
We will not accept any premium that would increase our Net Amount at Risk under your policy, unless you provide us with evidence of insurability satisfactory to us.  In addition, we will not accept any premium that would cause your policy to lose its status as a life insurance contract under the Internal Revenue Code of 1986, as amended (the “Code”), unless you also request an increase in the Specified Death Benefit that we approve.  We also will not accept any premium that would cause your policy to be deemed a “modified endowment contract” under the Code, without your written consent or acknowledgement.

3.   What is the Guaranteed Death Benefit Rider?

Under this rider, we agree to keep the policy (excluding certain riders) in force for the duration of the rider, regardless of the investment performance of the Investment Divisions, as long as your total premiums paid, less Debt and less partial surrenders, are greater than or equal to the cumulative Qualifying Monthly Premium Amount.  (This rider will in no event remain in force beyond the 20th Policy Year or the Insured’s Attained Age 65, whichever is later.) We automatically add this rider at issue to all eligible policies in states where permitted. However, this rider is available only with Death Benefit Options A and B.  For more information about this benefit, see “Guaranteed Death Benefit Rider” on page 33.  (Although the Guaranteed Death Benefit Rider is not available under policies applied for before October 6, 2008, a similar benefit - the Guaranteed Minimum Death Benefit Rider - is applicable to certain of those older policies. For more information about that benefit, see “Guaranteed Minimum Death Benefit” on page 14.)

4.  How is my Accumulated Value Determined?

Your Accumulated Value is the sum of the values of your interests in the Investment Divisions of the Separate Account, plus the values in the Fixed Account and Loan Account.  Your Accumulated Value depends on the investment performance of the Investment Divisions and the amount of interest we credit to the Fixed Account and Loan Account, as well as the Net Premiums paid, partial surrenders, and charges assessed.  We have summarized the charges imposed under the policy in “Fee Table” and described them in more detail in “Charges and Deductions” on page 40.  We do not guarantee a minimum Accumulated Value on amounts allocated to the Separate Account.  For more information about your Accumulated Value, see “Accumulated Value” on page 15.

5.   What are the Investment Choices for this Policy?

The policy currently offers 72 investment options, each of which is an Investment Division.  Each Investment Division invests in a single Underlying Mutual Fund.  See “The Underlying Mutual Funds” on page 18 for a listing of the available Investment Divisions.  We also offer a Fixed Account option.  See “The Fixed Account” on page 28 for more information.  You may transfer amounts among your investment choices, subject to certain restrictions.  See “Risks of the Policy” on page 10 and “Transfer of Accumulated Value” on page 16.

6.   How are my Premiums Allocated?

Before your premiums are allocated to the Accumulated Value, we deduct a Sales Charge, a Premium Tax Charge, and a Federal (DAC) Tax Charge (collectively “Premium Charges”).  For more detail, see the Fee Table on page 1 and “Charges and Deductions” on page 40.  The amount remaining after the deduction of the Premium Charges is called the Net Premium.

When you apply for the policy, you specify in your application how to allocate your Net Premiums.  You may change your allocation instructions at any time by writing to us at the address on the first page of this prospectus.

We will generally allocate your initial Net Premiums to the Fixed Account on the Commencement Date.  Following the Commencement Date, amounts designated for the Fixed Account will remain in the Fixed Account until otherwise instructed by you, while amounts designated for the Investment Divisions will be reallocated in accordance with your then current allocation instructions on the Allocation Date.  The Allocation Date is generally the first business day on or after the fifth day following the Right to Examine Period for your policy.  Thus, for example, if the Right to Examine Period is 10 days, the Allocation Date is generally 15 days after the Commencement Date.  See “Right to Examine the Policy” on page 39 for more information about the Right to Examine Period.  For amounts allocated to the Fixed Account prior to the Allocation Date, we may credit a different interest rate on amounts designated for the Fixed Account than on amounts designated for the Investment Divisions.  We do not credit any interest or earnings on premiums we receive before the Commencement Date.

After the Allocation Date, we generally allocate your Net Premiums to the Investment Divisions and the Fixed Account as of the date we receive your premiums at our Service Center.  However, we reserve the right to delay the allocation of any Net Premium that requires underwriting.  We allocate any subsequent Net Premium to the allocation options most recently elected by you and on file with us.  See “Allocation of Premium” on page 15 for more information about how your premiums are allocated.

7.   May I Transfer Accumulated Value Among the Investment Divisions and the Fixed Account?

You may transfer Accumulated Value among Investment Divisions and to the Fixed Account at any time, subject to certain restrictions.  To make a transfer, you may write to us or call us at the phone number shown on the front page, if you have provided telephone transfer authorization.  Only one transfer from the Fixed Account during any Policy Year is permitted, and the amount you may transfer is limited.

In addition, you may use our automatic dollar cost averaging and rebalancing programs.  For additional information, please see “Dollar Cost Averaging” on page 18 and “Rebalancing” on page 18.

Each transfer in excess of 15 in a Policy Year will incur a charge of $25.  Allocation Date transfers and transfers due to dollar cost averaging or rebalancing programs will not incur a $25 charge or count toward the 15 transfers per Policy Year.

8.   What are the Death Benefit Options?

We will pay the Death Benefit Proceeds to the beneficiary upon the death of the Insured.  The policy provides for three Death Benefit options.  Under Option A, the Death Benefit is equal to the greater of the Specified Death Benefit and the Minimum Death Benefit.  Under Option B, the Death Benefit equals the greater of the Specified Death Benefit plus the Accumulated Value, and the Minimum Death Benefit.  Under Option C, the Death Benefit equals the greater of (a) the Specified Death Benefit plus the greater of (i) the cumulative amount of all premiums paid minus total partial surrenders and (ii) zero and (b) the Minimum Death Benefit.

Policies applied for from October 6, 2008 through November 2, 2008 may have elected an optional Protector Term Insurance Rider that provides additional coverage on the policy’s Insured.  The costs and terms of the coverage under this rider are significantly different than the coverage that is provided under the base policy.   If your policy has such a rider, please refer to “Protector Term Insurance Rider” on page 35 for further information.

Policies applied for prior to October 6, 2008 may have elected an optional benefit (the Scheduled Term Insurance Rider) that significantly modifies the amount of the Death Benefit.  If your policy has such a rider, please refer to “Scheduled Term Insurance Rider” on page 33 for further information.

You must choose one of the Death Benefit options when you apply for a policy.  You may change your policy's Death Benefit option while the Insured is alive, subject to our approval and certain restrictions.  We reserve the right to limit or refuse changes to the Death Benefit options.  For additional information, please see “Death Benefit Options” on page 29.

9.   How is the Death Benefit Paid?

If the Insured dies while the policy is in force, we pay the Death Benefit Proceeds to your beneficiary.  The Death Benefit Proceeds equal the Death Benefit (based on the Death Benefit option then in effect), plus any additional rider benefits payable upon the Insured's death, less any amounts you owe us (including any outstanding Debt and unpaid policy charges).  We determine the amount of the Death Benefit Proceeds as of the end of the Valuation Period during which we receive due proof of death.  We usually pay the Death Benefit Proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.  Until due proof of death is received, any amount in the Separate Account will be subject to investment risk.  For additional information, please see “Death Benefit” on page 29.

10.   Can I Increase or Decrease my Policy's Specified Death Benefit?

Yes, you have considerable flexibility to increase or decrease your policy's Specified Death Benefit.  You may request an increase after the first Policy Year and/or a decrease after the seventh Policy Year (third Policy Year if you applied for your policy before October 6, 2008) by writing to us.  You are permitted only one change per Policy Year.  Your requested increase or decrease must be at least $10,000.  If you request an increase, you must provide evidence of insurability satisfactory to us.  An increase in the Specified Death Benefit increases the charges deducted from your Accumulated Value and surrender charge.  You may not decrease the Specified Death Benefit of your policy below the minimum Specified Death Benefit shown in your policy.  The minimum is $100,000 for all policies.  We reserve the right to limit or refuse changes in the Specified Death Benefit.  Some examples of the bases on which a requested change could be refused are: (i) the results of underwriting on a request for an increase indicate that the insured is no longer insurable, (ii) the change would cause the policy to violate Section 7702 of the Code, (iii) the policy owner is currently on claim for the Waiver of Monthly Deductions rider, (iv) a decrease would reduce the Specified Death Benefit below the $100,000 minimum, or (v) increases are not contractually allowed in the first year and decreases are not contractually allowed in the first seven years (three years if you applied for your policy before October 6, 2008).  For more detail, see “Changes in Specified Death Benefit” on page 30.  In addition, modifying your policy's Specified Death Benefit might have tax ramifications.  For additional information, please see “Federal Tax Considerations” on page 46.

11.   Do I have Access to the Value of my Policy?

Yes.  You may surrender your policy at any time for the Cash Surrender Value.  If you request a full surrender between the expiration of the Right to Examine Period and the Allocation Date, we will refund the premium less any partial surrenders or policy loans, if that amount is greater than the Cash Surrender Value.

We currently permit you to take up to twelve partial surrenders per Policy Year (six partial surrenders per Policy Year in Maryland), after the first Policy Year.  The total partial surrender amount deducted from your Accumulated Value will consist of the amount payable to you, a flat fee of $25 and any applicable surrender charge and taxes.  The total partial surrender amount must be at least $500.  Other restrictions may apply.  For more information, see “What are the Limitations on Partial Surrender?” on page 11 and “Partial Surrenders” on page 37.  A full or partial surrender may have tax consequences.  For more information, see “Federal Tax Considerations” beginning on page 46.

12.   May I Take out a Policy Loan?

Yes, you may borrow money from us using the policy as the only security for your loan, subject to limitations.  To secure a loan's repayment, we automatically transfer a corresponding amount of Accumulated Value to the Loan Account.  Day 1 Loans are also available.  For more information, see “Policy Loans” on page 35.  Policy loans may have tax consequences if your policy is deemed to be a “modified endowment contract” for federal income tax purposes.  For more information, see “Modified Endowment Contracts” on page 14.

13.   Can I Cancel my Policy?

In most states, you may cancel your policy by returning it to us within ten days after you receive it.  The Right to Examine Period may be longer (i) in some states, (ii) if you acquire your policy as a replacement for another insurance policy, or (iii) if you are a senior citizen.  If you return your policy during the Right to Examine Period, the policy terminates and we will refund your premium, less any partial surrender and any policy loans.  In some states, however, we will return the Accumulated Value plus fees and charges.  For more information, see “Right to Examine the Policy,” on page 39.  In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the right to examine the policy period, unless we are specifically directed to allocate the premiums to the Investment Divisions.  If the policy’s Cash Surrender Value is higher than the amount otherwise described in this paragraph as being payable upon return of the policy pursuant to the right to examine, we will pay that higher amount instead.

Risks of the Policy

1.   Is my Accumulated Value Guaranteed?

Your Accumulated Value is not guaranteed.  However, the payment of the Death Benefit may be guaranteed under the Guaranteed Death Benefit Rider (or, for policies applied for before October 6, 2008, the Guaranteed Minimum Death Benefit Rider), assuming that you meet certain conditions.  The value of your policy fluctuates with the performance of the allocation options you choose.  Your allocation options may not perform to your expectations.  Your Accumulated Values in the Investment Divisions may rise or fall depending on the performance of the Underlying Mutual Funds in which the Investment Divisions invest and the charges under your policy.  For more detail, please see “The Underlying Mutual Funds and Associated Risks” on page 12 and “The Separate Account” on page 18.  In addition, a guarantee with respect to interest rate applies only to the Fixed Account allocation option.

2.   Is this Policy Suitable for Short-Term Savings?

The policy is designed for long term financial planning.  Although the surrender charge decreases over time, while it is in effect it may be a substantial portion of or even exceed your Policy's Value.  Accordingly, you should not purchase the policy if you may need to access the Accumulated Value within a short time.  Because the policy is designed to provide benefits on a long-term basis, before purchasing a policy for a specialized purpose, you should consider whether the long-term nature of the policy is consistent with the purpose for which it is being considered.

3.   Can my Policy Lapse?

Your policy could lapse and terminate without value if your policy's Cash Surrender Value becomes too low to support the policy's monthly charges, unless: (a) during the first five Policy Years, you have paid the cumulative Minimum Premiums and your policy's Net Accumulated Value is greater than zero; or (b) the Guaranteed Death Benefit Rider is in effect.  (Please note, however, that, for policies applied for before October 6, 2008, the relevant period is three years, rather than five years, and the Guaranteed Minimum Death Benefit Rider would be the potentially applicable feature, rather than the Guaranteed Death Benefit Rider.)

If your Accumulated Value is too low to keep your policy in force you will have at least a 61-day Grace Period to pay additional amounts to prevent your policy from terminating.  We will notify you in writing.  See “Termination and Grace Period” on page 39.  If you have any outstanding Debt when your policy lapses, you may have taxable income as a result.  See “Federal Tax Considerations” on page 46.  Poor investment performance may cause your policy to lapse.  Policy loans or partial surrenders also increase the risk that your policy may lapse because they have the effect of reducing your policy's Cash Surrender Value.

4.   Are There Risks Involved with Specialized Uses of the Policy?

Because the policy provides for an Accumulated Value as well as a Death Benefit, you may wish to use it for various individual and business planning purposes.  Purchasing the policy in part for such purposes may involve certain risks.  For example, if the investment performance of the Investment Divisions is poorer than expected or if sufficient premiums are not paid, the policy may lapse or may not accumulate sufficient Accumulated Value to fund the purpose for which you purchased the policy.  Partial surrenders and policy loans may significantly affect current and future Accumulated Value, Cash Surrender Values or Death Benefit Proceeds.  The policy is designed to provide benefits on a long-term basis.  Before purchasing a policy for a specialized purpose, you should consider whether the long-term nature of the policy is consistent with the purpose for which it is being considered.  In addition, using a policy for a specialized purpose may have tax consequences.  See “Federal Tax Considerations” on page 46.

5.   What are the Limitations on Partial Surrender?

You may not take a partial surrender in the first Policy Year.  After the first Policy Year, you may take no more than twelve partial surrenders per Policy Year (six partial surrenders per Policy Year in Maryland).  We reserve the right to increase or decrease the number of partial surrenders you may take in a Policy Year.  The minimum total partial surrender amount is $500, including a $25 partial surrender fee and any applicable surrender charge or taxes.  The surrender charge on a partial surrender is approximately proportional to the resulting decrease in the Accumulated Value.  A partial surrender will reduce your Cash Surrender Value and may reduce your Specified Death Benefit.  A partial surrender also will terminate the Guaranteed Minimum Death Benefit feature, if you have chosen that optional rider.  We will not permit a partial surrender that would reduce the Cash Surrender Value to an amount less than or equal to the amount needed for the next three Monthly Deductions or if it would reduce the Specified Death Benefit below the minimum Specified Death Benefit shown in your policy.  If your partial surrender request would reduce your Cash Surrender Value below that limit, we will either reject the request or allow you to surrender your policy, thereby ending your coverage.  Please note that partial surrenders reduce your policy's Death Benefit.  See “Partial Surrenders” on page 37.  In addition, partial surrenders may have tax consequences.  See “Federal Tax Considerations” on page 46.

6.   What are the Limitations on Transfer?

Each transfer in excess of 15 in a Policy Year will incur a transfer charge of $25, excluding Allocation Date transfers and transfers due to dollar cost averaging or rebalancing programs.  We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among your investment options and the Fixed Account.  We reserve the right to further limit transfers in any Policy Year, or to refuse any transfer request for an Owner or certain Owners.  For example, we reserve the right to limit excessive trading and transfers that would disadvantage Owners or have a detrimental effect on Accumulation Unit Values or the share price of any Underlying Mutual Fund.  See “Transfer of Accumulated Value” on page 16.

7.   What are the Limitations or Charges on Surrender of the Policy?

You may surrender your policy at any time.  We deduct a surrender charge from the surrender proceeds.  The surrender charge is calculated as described in “Surrender Charge” on page 42.  While the amount of the surrender charge decreases over time, it may be a substantial portion or even exceed your Accumulated Value.  We also deduct any outstanding Debt.  In addition, the surrender of your policy may have tax consequences.  See “Federal Tax Considerations” on page 46.

8.   What are the Risks of Taking a Policy Loan?

Taking a loan from your policy may increase the risk that your policy will lapse.  The loan will have a permanent effect on your Accumulated Value and will reduce the Death Benefit Proceeds.  In addition, if your policy is a modified endowment contract for federal income tax purposes, taking a policy loan may have tax consequences.  See “Policies Which are MECs” on page 48.

9.   What are the Tax Consequences of Buying this Policy?

Your policy is structured to meet the definition of a life insurance contract under the Code.  We may need to limit the amount of premiums you pay under the policy to ensure that your policy continues to meet that definition.  We will not accept any premium that would cause your policy not to qualify as a life insurance contract under the Code.

Current federal tax law generally excludes all Death Benefits from the gross income of the beneficiary of a life insurance policy.  In addition, you generally are not subject to taxation on any increase in the Accumulated Value until it is withdrawn.  Generally, you are taxed on surrender proceeds and the proceeds of any partial surrenders only if those amounts, when added to all previous distributions, exceed the total premiums paid.  Amounts received upon surrender or partial surrender in excess of premiums paid are treated as ordinary income.  The benefits under a policy may also be subject to taxes other than income taxes, including estate taxes.

Special rules govern the tax treatment of life insurance policies that meet the federal definition of a “modified endowment contract.”  Depending on the amount and timing of your premiums, your policy may meet that definition.  Under current tax law, Death Benefit payments under modified endowment contracts, like Death Benefit payments under other life insurance contracts, generally are excluded from the gross income of the beneficiary.  Partial surrenders and policy loans, however, are treated differently.  Amounts withdrawn and policy loans are treated first as income, to the extent of any gain in the policy, and then as a return of premium.  The income portion of the distribution is includable in your taxable income.  In addition, an additional 10% federal penalty tax is generally imposed on the taxable portion of amounts received before age 59 1/2.  For more information on the tax treatment of the policy, see “Federal Tax Considerations” on page 46.

The Underlying Mutual Funds and Associated Risks

1.   What is an Underlying Mutual Fund?

Each of the Investment Divisions invests in shares of one of the Underlying Mutual Funds.  Each Underlying Mutual Fund is a separate investment series of an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”).  Each Underlying Mutual Fund holds its assets separate from the assets of the other Underlying Mutual Funds, and each Underlying Mutual Fund has its own distinct investment objective and policies, which are described in the accompanying prospectuses for the Underlying Mutual Funds.  Each Underlying Mutual Fund operates as a separate investment fund, and the income, gains and losses of one Underlying Mutual Fund generally have no effect on the investment performance of any other.  The Underlying Mutual Funds in which the Investment Divisions currently invest are set forth in this prospectus.  Some of the Investment Divisions described in this prospectus may not be available under your policy.  For more information about the Underlying Mutual Funds, please see “The Underlying Mutual Funds” on page 18.

2.   What are the Risks of the Underlying Mutual Funds?

We do not promise that the Underlying Mutual Funds will meet their investment objectives.  Amounts you have allocated to the Investment Divisions may grow in value, decline in value or grow less than you expect, depending on the investment performance of the Underlying Mutual Funds in which those Investment Divisions invest.  You bear the investment risk that those Underlying Mutual Funds possibly will not meet their investment objectives.  A description of each Underlying Mutual Fund's investment policies and a comprehensive statement of each Underlying Mutual Fund's risks may be found in its prospectus.  For additional information, please see “The Underlying Mutual Funds” on page 18.

3.   How can I Learn More about the Underlying Mutual Funds?

You should read the Underlying Mutual Funds' current prospectuses for detailed information concerning their investment objectives and strategies, and their investment risks before allocating amounts to the Investment Divisions.  If you do not have a prospectus for an Underlying Mutual Fund, please contact us at our Service Center at the number listed on the first page of this prospectus and we will send you a copy.

PURCHASING A POLICY AND ALLOCATING PREMIUM

Applying for a Policy.  You may apply to purchase a policy by submitting a written application to us through an authorized sales representative.  We will not issue a policy to insure people who are older than age 90.  The minimum Specified Death Benefit is $100,000.  Before we issue a policy, we require you to submit evidence of insurability satisfactory to us.  Acceptance of your application is subject to our underwriting rules.  We reserve the right to reject your application for any reason.  Your policy may differ from the general description in this prospectus because we need to comply with differences in applicable state law.  Variations from the information appearing in this prospectus due to individual state requirements are described in supplements that are attached to this prospectus or in endorsements to the policy, as appropriate.

In general, we will issue your policy when we have determined that your application meets our underwriting requirements.  We apply our customary underwriting standards to the proposed Insured.  If on the Issue Date there are outstanding requirements that prevent us from placing your policy in force, coverage under your policy will not commence until all requirements are met.  An example of an outstanding requirement is an amendment to your policy that requires your signature.  We commence coverage of the Insured under the policy on the Policy Date, which generally is the later of (i) the Issue Date, (ii) the date on which we receive your first premium or (iii) the date that all requirements have been met or a date mutually agreed upon by us and the Owner.  We will permit you to backdate the Policy Date of your policy up to six months before the Issue Date to save age.  Backdating to save age can be advantageous, by reducing the charges under your policy although it also will reduce the units initially allocated to the investment options.  You should consult your sales representative for more information as to whether backdating to save age would be appropriate for you.  The Policy Date determines Monthly Deduction days, Policy Months and Policy Years.  If your Monthly Anniversary date is not a business day, the Monthly Deduction will occur on the next business day and will have an effective date equal to the Monthly Anniversary date.

If you pay a premium with your application, and your requested Specified Death Benefit is less than $500,000, we provide the Insured with temporary conditional insurance only if you meet all of the terms of a conditional receipt.  The temporary conditional insurance provides coverage during the underwriting of your application, but only if all conditions within the Temporary Insurance Agreement are met and first Minimum Premium is submitted.  Some of the conditions include the following:  all answers in materials submitted must be true, complete and accurate and you must never have been treated for, diagnosed with, or tested positive for a number of conditions.  This temporary conditional coverage is limited to $500,000 ($25,000 in Kansas) or the Specified Death Benefit applied for, whichever is less.

If we approve your application, we begin to deduct policy charges as of the Policy Date.  If we reject your application, we will not issue you a policy.  We will return any premium you have paid, adding interest if, as, and at the rate, required in your state.  We will not subtract any policy charges from the amount we refund to you.

Premiums.  To place your policy in force, you generally must pay an initial premium at least equal to three monthly Minimum Premium payments.  As described in “Planned Premium” below, we send a notice prior to the planned premium date if you tell us that you plan to pay quarterly, semi-annually or annually.  You may also pay premiums, including your initial premium through EFT (Electronic Fund Transfers).

In general, you may pay additional premium at any time, and in any amount, as long as your premium would not cause your policy to lose its life insurance status under the Code, as explained in “Federal Tax Considerations” beginning on page 46.  Premiums must be sent to us at the address on the first page.  Unless you request otherwise in writing, while your policy has an outstanding loan, we treat all payments received as new premium, except those received after interest is billed and before the Policy Anniversary.  We may require satisfactory evidence of insurability before accepting any premiums that would increase the Net Amount at Risk.

Paying the Minimum Premium during the first five Policy Years (three Policy Years for policies applied for before October 6, 2008) can help keep your policy in force.  During the first five (or three) Policy Years, if your total premium payments (less partial surrenders and Debt) exceeds the monthly Minimum Premium amount times the number of months since the Policy Date, we will not take the surrender charge into consideration in determining whether your Accumulated Value is sufficient to keep your Policy in force.  Instead, your Policy will not enter the Grace Period provided that the Net Accumulated Value is greater than zero.  After the first five years (three Policy Years for policies applied for before October 6, 2008) or if your total premiums (less partial surrenders and Debt) do not at least equal the necessary Minimum Premiums, the Cash Surrender Value (which is reduced by the then current surrender charge) is used for lapse testing.  The Minimum Premium is shown on the policy data page of your Policy and varies by age, sex, underwriting classification, Specified Death Benefit, and optional benefits you have selected.  We may change the monthly Minimum Premium amount to reflect changes you make to your policy.  If so, the new monthly Minimum Payment amount begins to apply when the change becomes effective.

We reserve the right to refuse any premium payment less than $25 or limit the amount of premium payments.

Premium received 15 days or less in advance of the Policy Anniversary will be considered premium for the next Policy Year for purposes of calculating Sales Charges.  There is currently no Sales Charge on premiums in excess of the Target Premium for a given Policy Year.  See “Premium Charges” on page 40.  As a result, the Sales Charge on a premium that is received 15 day or less in advance of the Policy Anniversary will be higher than if it otherwise would have been treated as premium in excess of the Target Premium.  In addition, subject to your consent, if that premium in whole or part would exceed Guideline Premium or cause your policy to be a Modified Endowment Contract, we will temporarily hold the entire premium and apply it to your Policy on the next Policy Anniversary.

We will monitor your premium payments and other policy transactions and notify you if a payment or other transaction might cause your policy to become a MEC.  Unless you so elect, we will not process any premium or portion of a premium or any policy change that would cause your policy to become a MEC.  If we receive such a premium, we will notify you and if you elect to have your policy become a MEC contract, we will apply the premium on the business day we receive your election.  Otherwise we will return the premium to you.  The premium will be placed in a non-interest bearing account until we apply it to your Policy.  If we hold the premium for this reason, it will be deemed paid into your Policy on the next Policy Anniversary for all calculations under the Policy.

Planned Premium.  In your policy application, you will be asked to establish a schedule of “planned premium” payments by specifying the amount and frequency of such payments.  You are not required to pay any planned premium.  We will send you reminder notices prior to each planned payment date (except for those payments made in accordance with an EFT payment plan), which may be quarterly, semi-annually or annually, as specified by you.  We reserve the right to stop sending such notices if no planned premiums are paid within any two Policy Years.  You may change the amount or frequency of your planned premiums at any time by writing to us, subject to our consent.

Payment of planned premiums does not guarantee that your policy will remain in force, even if you pay all planned premiums as scheduled.  If the value of your policy is not sufficient to keep your Policy in force, you may need to change your planned payment schedule or make additional payments in order to keep your Policy in force.

Paying planned premiums generally provides greater benefits than paying a lower amount of premium.  In addition, you may use the planned premium to help remind you to pay at least the Minimum Premium during the first five Policy Years (three Policy Years for policies applied for before October 6, 2008).  Paying planned premiums also can help to keep your policy in force if your planned premium payments are at least as great as the premium necessary to keep the Guaranteed Death Benefit (or, for policies applied for before October 6, 2008, the Guaranteed Minimum Death Benefit) in force.  See “Guaranteed Death Benefit Rider” on page  33 and “Guaranteed Minimum Death Benefit” on page 14.

Premium Limits.  Before we accept any premium that would require an increase in the Net Amount at Risk under your policy, you first must provide us with evidence of insurability.  Also, the Code imposes limits on the amount of premium that can be contributed under a life insurance contract (“Guideline Premium limits”).  If you exceed this limit, your policy would lose its favorable federal income tax treatment under the Code's definition of life insurance.  Accordingly, we will not accept any premium that would cause your policy to exceed this limit, unless you make an appropriate increase in (1) your Specified Death Benefit or (2) other coverage on the Insured, pursuant to a Protector Term Insurance Rider (for policies applied for from October 6, 2008 through November 2, 2008)(or, for certain policies applied for before October 6, 2008, a Scheduled Term Insurance Rider).  To obtain such an increase, you must submit a Written Request or application and satisfactory evidence of insurability meeting our then current underwriting standards.  Otherwise we will accept only the portion of your premium that does not exceed the maximum permitted amount and we will refund the excess.  In addition, we will not accept any additional premium from you until we can do so without exceeding the limit set by the Code.  See “Federal Tax Considerations” on page 46 for more information.  For premium received 15 days or less in advance of the Policy Anniversary, if we have your consent to hold the premium until the next Policy Anniversary, the premium limits will be applied when the premium is applied to your policy on the Policy Anniversary.  See “Premiums” on page 13 for more information.

Paying too much premium also could cause your policy to be treated as a “modified endowment contract” for federal income tax purposes.  See “Modified Endowment Contracts” at page 14 for more information.

Guaranteed Minimum Death Benefit (“GMDB”).  (Please note that this feature is not applicable to any policy applied for on or after October 6, 2008.  Instead, a similar benefit - the Guaranteed Death Benefit - may be available under those newer policies.)  The Guaranteed Minimum Death Benefit (“GMDB”) feature can enable you to keep your policy's Specified Death Benefit in force for the life of the Insured regardless of changes in the Accumulated Value.  You have this optional feature only if you chose it when you applied for your policy.  We charge an additional charge for the rider, as described in the Fee Table on page 1 of this prospectus.

Under this feature, we guarantee that the policy will remain in force, regardless of declines in Accumulated Value, if you meet the premium requirement under the rider.  The premium requirement is met if, on each Monthly Anniversary, (a) the total premiums paid less Debt exceed (b) the sum of the Required Monthly Premium Amounts for the period from the Policy Date to the relevant Monthly Anniversary or the Insured's Attained Age 100, if earlier.  For policies with Day 1 Loans, “total premiums” include the actual premium received plus the amount of the loan.

If you fail the premium requirement, we will send you a notice giving you an opportunity to correct the deficiency by paying more premium.  At the end of that period, if you have not paid the required additional premium, then the GMDB benefit will end.  Once ended, this benefit cannot be reinstated, and the policy will stay in force only as long as the Accumulated Value is sufficient to keep the policy in force.  The GMDB does not prevent the policy from entering the Grace Period, but an active GMDB will extend the Specified Death Benefit coverage for the life of the Insured even if the policy would otherwise lapse at the expiration of the Grace Period.  For more information about the circumstances in which the policy might lapse, see “Termination and Grace Period” on page 39.

The GMDB does not cover riders, including the Scheduled Term Insurance Rider.  If the Net Accumulated Value is insufficient to pay charges as they come due, only the GMDB and base policy coverage amount is guaranteed to stay in force.

If the Net Accumulated Value is insufficient to pay the base coverage and the GMDB rider charges as they come due, these charges are waived.  Deduction of charges will resume once there is sufficient Net Accumulated Value.

If you take any partial surrenders, this rider will terminate.  Only Death Benefit Option A is available with this rider.  Changes to the policy's Death Benefit option are not allowed while this rider is in force.

Modified Endowment Contracts.  In certain circumstances your policy might be deemed a “modified endowment contract,” which is a category of life insurance contract defined in the Code.  If your policy were to become a modified endowment contract, distributions and loans from the policy would result in current taxable income for you, as well as other adverse tax consequences.  These tax consequences are described in more detail in “Policies Which Are MECs” on page 48.  Your policy could be deemed a modified endowment contract if, among other things, you pay too much premium or the Death Benefit is reduced.  We monitor the status of your policy and advise you if you need to take action to prevent your policy from being deemed a modified endowment contract.  If you pay a premium that would result in this classification, we notify you and allow you to request a refund of the excess premium, or other action, to avoid having your policy being deemed a modified endowment contract.  If, however, you do choose to have your policy deemed a modified endowment contract, we do not refund the premium.  We will require acknowledgment that the policy will be deemed a modified endowment contract.

Your policy also is deemed a modified endowment contract if you replace a modified endowment contract issued by another insurer with a policy.  Payment of additional premium in connection with a replacement also could cause your policy to be deemed a modified endowment contract.  For more information, please consult your tax adviser.

Allocation of Premium.  Your Net Premiums are generally allocated to the Investment Divisions and the Fixed Account in the proportions that you have selected.  We deduct the Premium Charges from your premium before we allocate the Net Premium.

You must specify your allocation percentages in your application.  Percentages must be in whole numbers and the total allocation must equal 100%.  The minimum allocation percentage per allocation option is 1%.  We allocate any additional premiums according to those percentages until you give us new allocation instructions.  You may add or delete Investment Divisions and/or the Fixed Account from your allocation instructions.

We will generally allocate your initial Net Premiums to the Fixed Account on the Commencement Date.  The Commencement Date is the date we place your policy in force after we have received: underwriting approval, any requirements outstanding after the Issue Date, and premium in an amount equal to or exceeding the minimum initial requirement.  If outstanding requirements prevent us from placing your policy in force, the Commencement Date is postponed and your Net Premiums are not allocated until you satisfy those requirements. We do not credit any interest or earnings on premiums we receive before the Commencement Date.

Following the Commencement Date, amounts designated for the Fixed Account will remain in the Fixed Account until otherwise instructed by you, while amounts designated for the Investment Divisions will be reallocated in accordance with your then current allocation instructions on the Allocation Date.  Any additional Net Premium we receive before the Allocation Date will also be allocated to the Fixed Account until the Allocation Date.  The Allocation Date is generally the first business day on or after the fifth day following the Right to Examine Period for your policy.  In most cases, the Right to Examine Period is 10 days, but is longer in some cases.  See “Right to Examine the Policy” on page 39 for more information about the Right to Return Period.  Thus, for example, if the Right to Return Period is 10 days, the Allocation Date is generally 15 days after the Commencement Date. On the Allocation Date, we will transfer any amounts designated for the Investment Divisions (plus any interest credited thereto while held in the Fixed Account) to the applicable Investment Divisions.  For amounts allocated to the Fixed Account prior to the Allocation Date, we may credit a different interest rate on amounts designated for the Fixed Account than on amounts designated for the Investment Divisions, but the rate will not be lower than 3%.  Any transfers on the Allocation Date will not count against the annual limit under your policy.

After the Allocation Date, we generally allocate your additional Net Premium to the Investment Divisions and the Fixed Account as of the date your premium is received at our Service Center.  If an additional premium would result in an increase in the Net Amount at Risk and thus requires underwriting, we may delay allocation until we have completed underwriting.  At that time, we will follow the allocation instructions in our file unless you send us new allocation instructions with your payment.

Accumulated Value.  Your Accumulated Value is the sum of the value of your interests in the Separate Account, the Fixed Account, and the Loan Account.  Your Accumulated Value may increase or decrease daily to reflect the performance of the Investment Divisions you have chosen, the addition of interest credited to the Fixed Account and the Loan Account, the addition of Net Premium, and the subtraction of partial surrenders and charges assessed.  There is no minimum guaranteed Accumulated Value.

Valuations for initial premiums and premiums requiring underwriting are made on the date your Net Premium is allocated to the Investment Divisions and the Fixed Account, as described in “Allocation of Premiums” above.  We make all other valuations in connection with the policy on the day the premium or your transaction request is received at our Service Center, if that day is a Valuation Day.  Otherwise, we make that determination on the next succeeding day that is a Valuation Day.

Accumulation Unit Value.  We measure your Accumulated Value in the Separate Account by determining the value of the Accumulation Units that we credit to your policy.  When you invest in an Investment Division, we credit your policy with Accumulation Units in that Investment Division.  The number of Accumulation Units we credit equals the amount invested in the Investment Division divided by the value of the Investment Division's Accumulation Units on the Valuation Day that the allocation is made.  The number of Accumulation Units we credit increases when premium is allocated to the Investment Division and amounts are transferred to the Investment Division, and loan repayments are transferred from the Loan Account to the Investment Divisions.  The number decreases when certain charges are deducted from the Investment Division (for example, the cost of insurance charge, policy fee, administrative charge, partial surrender fee, and surrender charge), a loan is taken from the Investment Division, a transfer is made to another allocation option, or a partial surrender is made.  However, these adjustments do not affect the value of an Accumulation Unit.

The value of an Accumulation Unit for each Investment Division varies to reflect the investment experience of the corresponding Underlying Mutual Fund and the deduction of certain charges and expenses.  We set the value of an Accumulation Unit at $10 when each Investment Division is established.  Thereafter, on each Valuation Day, we determine the value of an Accumulation Unit for each of the Investment Divisions as follows:

(1)	Determine the total value of assets in the Investment Division;

(2)	Subtract from that amount the applicable Asset Based Risk Charge and the tax charge (if any); and

(3)	Divide the result by the number of outstanding Accumulation Units.

You should refer to the prospectuses for the Underlying Mutual Funds for a description of how the assets of each Underlying Mutual Fund are valued since that determination directly affects the investment experience of the corresponding Investment Division and, therefore, your Accumulated Value.

Transfer of Accumulated Value.  You may request a transfer of Accumulated Value among the Investment Divisions and the Fixed Account in writing or by telephone after the Allocation Date.  You may transfer all or a portion of your value from one Investment Division to another Investment Division or to the Fixed Account.  You may make one transfer from the Fixed Account to any Investment Division each Policy Year.  This amount transferred from the Fixed Account may not exceed the greater of $1,000 (or the Fixed Account value, if less), the amount transferred out of the Fixed Account in the prior year, or 25% of your value in the Fixed Account.  However, transfers under our rebalancing program are not subject to these limits.  See “Rebalancing” on page 18.

As a general rule, we only make transfers on Valuation Days.  If we receive your request in Good Order before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) on a Valuation Day, we generally make the transfer that day.  Otherwise, we make the transfer on the next day that is a Valuation Day.  We process transfers at the price next computed after we receive your transfer request.

Restrictions on Transfers.  The policy is not designed for frequent transfers by anyone.  Frequent transfers between and among Investment Divisions may disrupt the Underlying Mutual Fund and could negatively impact performance, by interfering with efficient management and reducing long-term returns, and increasing administrative costs. Frequent transfers may also dilute the value of shares of an Underlying Mutual Fund.  Neither the policies nor the Underlying Mutual Funds are meant to promote any active trading strategy, like market timing.  Allowing frequent transfers by one or some Owners could be at the expense of other Owners of the policy.  To protect Owners and the Underlying Mutual Funds, we have policies and procedures to deter frequent transfers between and among the Investment Divisions.

Under these policies and procedures, there is a $25 charge per transfer after 15 in a Policy Year, and no round trip transfers are allowed within 15 calendar days.  Also, we could restrict your ability to make transfers to or from one or more of the Investment Divisions, which possible restrictions may include, but are not limited to:

•	limiting the number of transfers over a period of time;

•	requiring a minimum time period between each transfer;

•	limiting transfer requests from an agent acting on behalf of one or more Owners or under a power of attorney on behalf of one or more Owners; or

•	limiting the dollar amount that you may transfer at any one time.

To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request, and to restrict you from making transfers on consecutive business days.  In addition, your right to make transfers between and among Investment Divisions may be modified if we determine that the exercise by one or more Owners is, or would be, to the disadvantage of other Owners.

We continuously monitor transfers under the policy for disruptive activity based on frequency, pattern and size.  We will more closely monitor policies with disruptive activity, placing them on a watch list, and if the disruptive activity continues, we will restrict the availability of electronic or telephonic means to make a transfer, instead requiring that transfer instructions be mailed through regular U.S. postal service, and/or terminate the ability to make transfers completely, as necessary.  If we terminate your ability to make transfers, you may need to make a partial surrender to access the Accumulated Value in the Investment Division(s) from which you sought a transfer.  We will notify you and your representative in writing within five days of placing the policy on a watch list.

Regarding round trip transfers, we will allow redemptions from an Investment Division; however, once a complete or partial redemption has been made from an Investment Division through an Investment Division transfer, you will not be permitted to transfer any value back into that Investment Division within 15 calendar days of the redemption.  We will treat as short-term trading activity any transfer that is requested into an Investment Division that was previously redeemed within the previous 15 calendar days, whether the transfer was requested by you or a third party.

Our policies and procedures do not apply to the money market Investment Division, the Fixed Account, Dollar Cost Averaging or the Automatic Rebalancing program.  We may also make exceptions that involve an administrative error, or a personal unanticipated financial emergency of an Owner resulting from an identified health, employment, or other financial or personal event that makes the existing allocation imprudent or a hardship.  These limited exceptions will be granted by an oversight team pursuant to procedures designed to result in their consistent application.  Please contact the Service Center if you believe your transfer request entails a financial emergency.

Otherwise, we do not exempt any person or class of persons from our policies and procedures.  We have agreements allowing for asset allocation and investment advisory services that are not only subject to our policies and procedures, but also to additional conditions and limitations, intended to limit the potential adverse impact of these activities on other Owners of the policy.  We expect to apply our policies and procedures uniformly, but because detection and deterrence involves judgments that are inherently subjective, we cannot guarantee that we will detect and deter every policy engaging in frequent transfers every time.  If these policies and procedures are ineffective, the adverse consequences described above could occur.  We also expect to apply our policies and procedures in a manner reasonably designed to prevent transfers that we consider to be to the disadvantage of other Owners, and we may take whatever action we deem appropriate, without prior notice, to comply with or take advantage of any state or federal regulatory requirement.

Transfers Authorized by Telephone or the Internet.  You can request certain transactions by telephone or at www.jackson.com, our Internet website, subject to our right to terminate electronic or telephone transfer privileges, as described above.  Our Customer Service representatives are available during business hours to provide you with information about your account.  We require that you provide proper identification before performing transactions over the telephone or through our Internet website.  For Internet transactions, this will include a Personal Identification Number (PIN).  You may establish or change your PIN at www.jackson.com.

You may make transfers by telephone or through the Internet unless you elect not to have this privilege.  Any authorization you provide to us in an application, at our website, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary.  To notify us, please call us at the Service Center number listed on the first page.

When authorizing a transfer, you must complete your transfer request by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you.  If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day.  Otherwise the instructions will be carried out the next business day.  We will retain records of all web-based transactions by confirmation number.  If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.

Telephone or Internet transfer requests may currently only be cancelled by calling the Service Center before the close of the New York Stock Exchange on the day the transaction will be processed.  Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine.  Our procedures include requesting identifying information and tape-recording telephone communications and other specific details.  We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize.  However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes.  Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.  We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times.  We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or this telephonic and electronic transaction privilege.  Elections of any optional benefit or program must be in writing and will be effective on the next Monthly Anniversary upon receipt of the request in good order.  Some optional benefits may require underwriting and will be effective on the next Monthly Anniversary following underwriting approval.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

Dollar Cost Averaging.  Under our dollar cost averaging program, you may authorize periodic transfers of a fixed dollar amount between or among the Investment Divisions and the Fixed Account.  The minimum transfer amount of the dollar cost averaging program is $100, and transfers may occur monthly, quarterly, semi-annually, or annually.  The minimum initial balance of your allocation option from which transfers will be made is $5,000.

The theory of dollar cost averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment.  In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates.  However, participation in this program does not assure you of a greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market.  Moreover, while we refer to this program of periodic transfers generally as dollar cost averaging, periodic transfers from an Investment Division with more volatile performance experience is unlikely to produce the desired effects of dollar cost averaging as would transfers from a less volatile Investment Division.

Your request to participate in this program will be effective when we receive your completed request form at our Service Center.  Call or write us for a copy of the request form and additional information concerning the program.  We may change, terminate, limit, or suspend dollar cost averaging at any time.

Rebalancing.  Rebalancing allows you to readjust the percentage of your Accumulated Value allocated to each Investment Division to maintain a pre-set level of investment in various market segments.  Over time, the variations in each Investment Division's investment results will shift the balance of your Accumulated Value allocations.  Under the rebalancing program, we automatically transfer your Accumulated Value, back to the percentages you specify in accordance with procedures and requirements that we establish.  Restrictions on transfers from the Fixed Account will not apply to rebalancing.

You may request rebalancing when you apply for your policy or by submitting a completed Written Request to us at our Service Center.  Please call or write us for a copy of the request form and additional information concerning rebalancing.

Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Accumulated Value allocated to the better performing segments.  Other investment programs, such as the dollar cost averaging program, may not work in concert with rebalancing.  Therefore, you should monitor your use of these programs, as well as other transfers or partial surrenders, while rebalancing is being used.  We may change, terminate, limit, or suspend rebalancing at any time.

THE SEPARATE ACCOUNT

The Underlying Mutual Funds.  The Separate Account is divided into Investment Divisions.  Each Investment Division invests in shares of one of the Underlying Mutual Funds.  Each Underlying Mutual Fund is a separate investment series of JNL® Series Trust or JNL Variable Fund LLC, each an open-end management investment company registered under the 1940 Act.  We briefly describe the Underlying Mutual Funds below.  You should read the current prospectuses for the Underlying Mutual Funds for more detailed and complete information concerning the Underlying Mutual Funds, their investment objectives and strategies, and the investment risks associated with the Underlying Mutual Funds.  If you do not have a prospectus for an Underlying Mutual Fund, contact us and we will send you a copy.

Each Underlying Mutual Fund holds its assets separate from the assets of the other Underlying Mutual Funds and each Underlying Mutual Fund has its own distinct investment objective and policies.  Each Underlying Mutual Fund operates as a separate investment fund and the income, gains, and losses of one Underlying Mutual Fund generally have no effect on the investment performance of any other Underlying Mutual Fund.

Underscored are the Underlying Mutual Funds that are newly available or recently underwent name changes, as may be explained in the accompanying parenthetical.  The Underlying Mutual Funds are not the same mutual funds that you would buy through your stockbroker or a retail mutual fund.  The prospectuses for the Underlying Mutual Funds are attached to this prospectus.

In addition, the JNL/PPM America Core Equity Fund was previously offered as a Fund under this Contract.  However, effective September 28, 2009, this Fund was merged with the JNL/Mellon Capital Management S&P 500 Index Fund, as outlined below:

Currently Offered Fund	Previously Offered Fund
JNL/Mellon Capital Management S&P 500 Index Fund	JNL/PPM America Core Equity Fund

JNL Series Trust
JNL/American Funds® Blue Chip Income and Growth Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks both income and capital appreciation through exclusive investment in the Class 1 shares of the Blue Chip Income and Growth Fund (“Master Blue Chip Income and Growth Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund invests primarily in dividend-paying common stocks of larger, more established companies based in the United States with market capitalizations of $4 billion and above. The Master Fund also will ordinarily invest at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade. The Master Fund may invest up to 10% of its assets in equity securities of larger companies domiciled outside the United States, so long as they are listed or traded in the United States.

JNL/American Funds Global Bond Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks a high level of total return through exclusive investment in the Class 1 shares of the Global Bond Fund (“Master Global Bond Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund is designed for investors seeking returns through a portfolio of debt securities issued by companies based around the world. The Master Fund seeks to provide, over the long term, with as high a level of total return as is consistent with prudent management, by investing at least 80% of its assets in investment-grade bonds issued by companies based around the world and denominated in various currencies, including U.S. dollars. The Master Fund may also invest in lower quality, higher yielding debt securities.  Such securities are sometimes referred to as “junk bonds.” The total return of the Master Fund will be the result of interest income, changes in the market value of the Master Fund’s investments and changes in the value of other currencies relative to the U.S. dollar.

JNL/American Funds Global Small Capitalization Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks growth of capital over time through exclusive investment in the Class 1 shares of the Global Small Capitalization Fund (“Master Global Small Capitalization Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Global Small Capitalization Fund invests at least 80% of its net assets in stocks of smaller companies located around the world. The Master Global Small Capitalization Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Global Capitalization Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds Growth-Income Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks capital appreciation and income through exclusive investment in the Class 1 shares of the Growth-Income Fund (“Master Growth-Income Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Growth-Income Fund seeks to make the investment grow and provide income over time by investing primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Normally, the Master Growth-Income Fund invests up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States and not included in Standard & Poor’s 500 Composite Index.

JNL/American Funds International Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks capital appreciation through exclusive investment in the Class 1 shares of the International Fund (“Master International Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master International Fund seeks to make the investment grow over time by investing primarily in common stocks of companies located outside the United States. The Master Fund is designed for investors seeking capital appreciation through stocks. Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.

JNL/American Funds New World Fund (“Feeder Fund”)
Jackson National Asset Management, LLC, investment adviser to the Feeder Fund (and Capital Research and Management CompanySM, investment adviser to the Master Fund)

Seeks capital appreciation through exclusive investment in the Class 1 shares of the New World Fund (“Master New World Fund” or “Master Fund”), a series of the American Funds Insurance Series. The Master Fund is designed for investors seeking capital appreciation.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value. Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

JNL/AIM Global Real Estate Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.) and sub-sub-adviser: Invesco Asset Management Ltd.)

Seeks high total return by investing, normally, at least 80% of its assets in the equity and debt securities of real estate and real estate-related companies located in at least three different countries, including the United States.

JNL/AIM International Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.))

Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities of companies located in at least four countries outside of the U.S., emphasizing investment in companies in the developed markets of Western Europe and the Pacific Basin.

JNL/AIM Large Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.))

Seeks long-term growth of capital by investing, normally, at least 80% of its assets in securities of large-capitalization companies.

JNL/AIM Small Cap Growth Fund
Jackson National Asset Management, LLC (and Invesco Advisers, Inc. (f/k/a Invesco Aim Capital Management, Inc.))

Seeks long-term growth of capital by investing normally at least 80% of its assets in equity securities of small-capitalization companies.

JNL/Capital Guardian Global Balanced Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks income and capital growth, consistent with reasonable risk through investments in stocks and fixed-income securities of U.S. and non-U.S. issuers.  The Fund's neutral position is a 65%/35% blend of equities and fixed-income, but may allocate 55% to 75% of the Fund’s assets to equities and 25% to 45% of the Fund’s assets to fixed-income.

JNL/Capital Guardian Global Diversified Research Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting of equity securities of U.S. and non-U.S. issuers.  The Fund normally will invest in common stocks, preferred shares and convertible securities of companies with market capitalization greater than $1 billion at the time of purchase.

JNL/Capital Guardian U.S. Growth Equity Fund
Jackson National Asset Management, LLC (and Capital Guardian Trust Company)

Seeks long-term growth of capital and income by investing at least 80% of its assets in a portfolio consisting primarily of equity securities of U.S. issuers and securities whose principal markets are in the U.S. (including American Depositary Receipts and other U.S. registered foreign securities that are tied economically to the U.S.).  The Fund normally will invest in common stocks and convertible securities of companies with market capitalization greater than $1.5 billion at the time of purchase.

JNL/Credit Suisse Commodity Securities Fund
Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC)

Seeks long-term capital growth by investing in equity securities and commodity-linked derivative instruments that provide exposure to the natural resources sector, as well as fixed income securities.  The Fund will invest in companies active in the extraction, production, processing and trading of the following products, including, but not limited to: chemicals; building materials; metal and other raw materials; timber and paper products; agriculture products; containers and packaging, as well as, companies in the energy resources sector.

Under normal market conditions, the Fund will be comprised of two portfolios and will invest approximately 50% in each portfolio.  One portfolio will focus on companies active in the extraction, production, and processing of commodities and raw materials; the “Natural Resources Portfolio.”  The other portfolio will focus on investments in commodity instruments; the “Commodities Portfolio.”

JNL/Credit Suisse Long/Short Fund
Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC)

Seeks total return by employing a proprietary, quantitative multi-factor model to select an equity portfolio with long-run average total returns greater than the benchmark Standard & Poor’s (“S&P”) 500 Index and with investment risk similar to the S&P 500 Index.  This quantitative equity management strategy allows the portfolio to simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

JNL/Eagle Core Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term growth through capital appreciation and, secondarily, current income by investing under normal circumstances at least 80% of its net assets in equity securities consisting primarily of common stocks of large U.S. companies.

JNL/Eagle SmallCap Equity Fund
Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

Seeks long-term capital appreciation by investing under normal circumstances at least 80% of its assets in equity securities of U.S. companies with market capitalizations in the range of $100 million to $3 billion.

JNL/Franklin Templeton Global Growth Fund
Jackson National Asset Management, LLC (and Templeton Global Advisors Limited)

Seeks long-term capital growth by investing primarily in the equity securities of companies located anywhere in the world, including emerging markets (under normal market conditions).

JNL/Franklin Templeton Income Fund
Jackson National Asset Management, LLC (and Franklin Advisers, Inc.)

Seeks to maximize income while maintaining prospects for capital appreciation by investing in a diversified portfolio of debt and equity securities (under normal market conditions).

JNL/Franklin Templeton International Small Cap Growth Fund (formerly, JNL/Capital Guardian International Small Cap Fund)
Jackson National Asset Management, LLC (and Franklin Templeton Institutional, LLC)

Seeks long-term capital appreciation by investing at least 80% of its assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with a market capitalization of less than $5 billion (under normal market conditions). The Fund may invest in emerging market countries.

JNL/Franklin Templeton Mutual Shares Fund
Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing mainly in equity securities (including securities convertible into, or that the sub-adviser expects to be exchanged for, common or preferred stock) of companies in any nation that the sub-adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).  The Fund currently invests the equity portion of its portfolio primarily to predominately in companies with market capitalizations greater than $5 billion, with a portion in smaller companies.

JNL/Franklin Templeton Small Cap Value Fund
Jackson National Asset Management, LLC (and Franklin Advisory Services, LLC)

Seeks long-term total return by investing, normally, at least 80% of its assets in investments of small-capitalization companies.

JNL/Goldman Sachs Core Plus Bond Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of current income, with capital appreciation as a secondary objective, by investing, under normal circumstances, at least 80% of its assets in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

JNL/Goldman Sachs Emerging Markets Debt Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and sub-sub-adviser: Goldman Sachs Asset Management International)

Seeks a high level of total return consisting of income and capital appreciation by investing, under normal circumstances, at least 80% of its assets  in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries, sovereign and corporate debt of issuers located in emerging countries denominated in U.S. dollars, and/or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

JNL/Goldman Sachs Mid Cap Value Fund
Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

Seeks long-term capital appreciation by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations within the range of market capitalization of companies constituting the Russell Midcap® Value Index at the time of the investment.

JNL/Ivy Asset Strategy Fund
Jackson National Asset Management, LLC (and Ivy Investment Management Company)

Seeks high total return over the long term by allocating its assets among primarily stocks, bonds, commodities, and short-term instruments of issuers located around the world.

JNL/JPMorgan International Value Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing, under normal circumstances, at least 80% of its assets in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

JNL/JPMorgan MidCap Growth Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks capital growth over the long-term by investing, under normal circumstances, at least 80% of its assets in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

JNL/JPMorgan U.S. Government & Quality Bond Fund
Jackson National Asset Management, LLC (and J.P. Morgan Investment Management Inc.)

Seeks to obtain a high level of current income by investing, under normal circumstances, at least 80% of its assets in US Treasury securities, obligations issued by agencies or instrumentalities of the U.S. government (which may not be backed by the U.S. government) and mortgage-backed securities, that are supported either by the full faith and credit of the U.S. government or their own credit, collateralized mortgage obligations issued by private issuers, repurchase agreements and derivatives related to the principal investments.

JNL/Lazard Emerging Markets Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing, under normal circumstances, 80% of its assets in equity securities of companies whose principal business activities are located in emerging market countries and that the sub-adviser believes are undervalued based on their earnings, cash flow or asset values.

JNL/Lazard Mid Cap Equity Fund
Jackson National Asset Management, LLC (and Lazard Asset Management LLC)

Seeks long-term capital appreciation by investing at least 80% of its assets in a non-diversified portfolio of equity securities of U.S. companies with market capitalizations in the range of companies represented in the Russell Mid Cap Index and that the sub-adviser believes are undervalued.

JNL/M&G Global Basics Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term capital growth by investing in companies operating in basic industries (“primary” and “secondary” industries), and also in companies that service these industries.  The Fund focuses on the “building blocks of the global economy.”  The Fund invests in companies that produce raw materials or turn them into products for consumers.  Such companies can be found either in primary industries (raw materials) or in secondary industries (products and services, such as manufacturing, food production, construction, and energy).  The Fund may also invest in other global equities.

JNL/M&G Global Leaders Fund
Jackson National Asset Management, LLC (and M&G Investment Management Limited)

Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide (leading companies is defined as those companies that are at the forefront of creating value for shareholders) either directly or as a result of a rise in its stock or bond price or dividends, or stock splits, or indirectly by its participation in activities or markets providing for future enhanced profitability.  The Fund aims to achieve consistent returns in the global equity funds sector.

JNL/Mellon Capital Management European 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing at least 80% of its assets in the common stock of 30 companies selected from the MSCI Europe Index.

JNL/Mellon Capital Management Pacific Rim 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets in the common stock of 30 companies selected from the MSCI Pacific Index.

JNL/Mellon Capital Management S&P 500 Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P 500® Index.  The Fund seeks to invest under normal circumstances at least 80% of its assets in the stocks in the S&P 500 Index in proportion to their market capitalization weighting in the S&P 500 Index in order to provide long-term capital growth.

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the S&P MidCap 400 Index.  The Fund invests in equity securities of medium capitalization-weighted domestic corporations; under normal circumstances the Fund invests at least 80% of its assets in the stocks in the S&P MidCap 400 Index in proportion to their market capitalization weighting in the S&P MidCap 400 Index in order to provide long-term capital growth.

JNL/Mellon Capital Management Small Cap Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Russell 2000® Index.  The Fund invests in equity securities of small- to mid-size domestic companies; under normal circumstances the Fund invests at least 80% of its assets in a portfolio of securities, which seeks to match performance and characteristics of the Russell 2000 Index through replicating a majority of the Russell 2000 index and sampling from the remaining securities.

JNL/Mellon Capital Management International Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Morgan Stanley Capital International (“MSCI”) Europe Australasia Far East Index (“EAFE”).  The Fund invests in international equity securities attempting to match the characteristics of each country within the index; under normal circumstances the Fund invests at least 80% of its assets in the stocks included in the MCSI EAFE Index or derivative securities economically related to the MSCI EAFE Index.

JNL/Mellon Capital Management Bond Index Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to match the performance of the Barclays Capital U.S. Aggregate Bond Index by investing under normal circumstances at least 80% of its assets in fixed-income securities.  The Fund seeks to provide a moderate rate of income by investing in domestic fixed-income investments.

JNL/Mellon Capital Management Global Alpha Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in instruments that provide investment exposure to global equity, bond and currency markets, and in fixed-income securities.  The Fund ordinarily invests in at least three countries, focusing on the major developed capital markets of the world, such as the United States, Canada, Japan, Australia, and Western Europe.

JNL/Oppenheimer Global Growth Fund
Jackson National Asset Management, LLC (and OppenheimerFunds, Inc.)

Seeks capital appreciation by investing primarily in common stocks of companies in the U.S. and foreign countries.  The Fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets.

JNL/PAM Asia ex-Japan Fund
Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

Seeks long-term total return and further seeks to achieve long-term capital growth by investing under normal circumstances at least 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of companies, which are listed, incorporated, or have their area of primary activity in the Asia ex-Japan region.

JNL/PAM China-India Fund
Jackson National Asset Management, LLC (and Prudential Asset Management (Singapore) Limited)

Seeks long-term total return by investing normally, 80% of its assets in equity and equity-related securities (such as depositary receipts, convertible bonds and warrants) of corporations, which are incorporated in, or listed in, or have their area of primary activity in the People’s Republic of China and India.

JNL/PIMCO Real Return Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks maximum real return, consistent with preservation of real capital and prudent investment management by investing under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PIMCO Total Return Bond Fund
Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

JNL/PPM America High Yield Bond Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks to maximize current income, with capital appreciation as a secondary objective, by investing under normal circumstances at least 80% of its assets in high-yield, high-risk debt securities commonly referred to as “junk bonds” and related investments. The Fund may also invest in derivative instruments that have economic characteristics similar to the fixed income instruments, and in derivative instruments (such as options, futures contracts or swap agreements, including credit default swaps), and the Fund may also invest in securities of foreign issuers.

JNL/PPM America Mid Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies with market capitalizations within the range of companies, constituting the Russell Midcap Index at the time of the initial purchase.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Small Cap Value Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing, primarily, at least 80% of its assets in a diversified portfolio of equity securities of U.S. companies within the range of securities of the S&P SmallCap 600 Index under normal market conditions at the time of initial purchase.  The range will vary with market conditions over time.  If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities.

JNL/PPM America Value Equity Fund
Jackson National Asset Management, LLC (and PPM America, Inc.)

Seeks long-term growth of capital by investing primarily in a diversified portfolio of equity securities of domestic companies with market capitalizations within the range of companies constituting the S&P 500 Index.  At least 80% of its assets will be invested, under normal circumstances, in equity securities.

JNL/Red Rocks Listed Private Equity Fund
Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

Seeks maximum total return by investing at least 80% of its assets in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies  (“Listed Private Equity Companies”), and (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

JNL/Select Balanced Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities.  The Fund may invest in any type or class of security. The anticipated mix of the Fund’s holdings is typically 60-70% of its assets in equities and 30-40% in fixed-income securities, including cash and cash equivalents.

JNL/Select Money Market Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks a high level of current income as is consistent with the preservation of capital and maintenance of liquidity by investing in high quality, U.S. dollar-denominated short-term money market instruments.

JNL/Select Value Fund
Jackson National Asset Management, LLC (and Wellington Management Company, LLP)

Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations (generally $3 billion).

JNL/T. Rowe Price Established Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital and increasing dividend income by investing primarily in common stocks, concentrating its investments in well-established growth companies. The sub-adviser seeks investments in companies that have the ability to pay increasing dividends through strong cash flow.  While the Fund invests principally in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options.

JNL/T. Rowe Price Mid-Cap Growth Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term growth of capital by investing at least 80% of its assets, under normal market circumstances, in a broadly diversified portfolio of common stocks of medium-sized (mid-capitalization) companies whose earnings the sub-adviser expects to grow at a faster rate than the average company.

JNL/T. Rowe Price Short-Term Bond Fund (formerly, JNL/Goldman Sachs Short Duration Bond Fund)
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks a high level of income consistent with minimal fluctuation in principal value and liquidity by investing in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities.  The Fund may also invest in money market securities, bank obligations, collateralized mortgage obligations, and foreign securities. Normally, the Fund will invest at least 80% of its net assets in bonds.  The Fund’s average effective maturity will not exceed three years.  The Fund will only purchase securities that are rated within the four highest credit categories (e.g. AAA, AA, A, BBB, or equivalent) by at least one nationally recognized credit rating agency or, if unrated, deemed to be of comparable quality by the sub-adviser.

JNL/T. Rowe Price Value Fund
Jackson National Asset Management, LLC (and T. Rowe Price Associates, Inc.)

Seeks long-term capital appreciation by investing, via a value approach investment selection process, at least 65% of total assets in common stocks believed to be undervalued.  Income is a secondary objective.

JNL/S&P Competitive Advantage Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500 that are, in the opinion of Standard & Poor's Investment Advisory Services LLC (“SPIAS”), profitable and predominantly higher-quality companies.

JNL/S&P Dividend Income & Growth Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks primarily capital appreciation with a secondary focus on current income by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest indicated annual dividend yields (“Dividend Yield”) within their sector.  The three stocks with the highest Dividend Yield, are selected from each of 10 economic sectors in the S&P 500.

JNL/S&P Intrinsic Value Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of 30 companies included in the S&P 500, excluding financial companies, that are, in the opinion of Standard & Poor's Investment Advisory Services LLC (“SPIAS”), companies with positive free cash flows and low external financing needs.

JNL/S&P Total Yield Fund
Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC and Mellon Capital Management Corporation)

Seeks capital appreciation by investing approximately equal amounts in the common stock of the 30 companies included in the S&P 500 that have the highest S&P Total Yield (a broad measure of cash returned to shareholders and bondholders).  Standard & Poor's Investment Advisory Services LLC (“SPIAS”) seeks companies that are significantly reducing their debt burden and/or increasing their equity distributions.

JNL Variable Fund LLC

JNL/Mellon Capital Management Nasdaq® 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are expected to have a potential for capital appreciation.  The Nasdaq 25 Strategy selects a portfolio of common stocks of 25 companies are selected from stocks included in the Nasdaq-100 Index®.

JNL/Mellon Capital Management Value Line® 30 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in 30 of the 100 common stocks that Value Line® gives a #1 ranking for TimelinessTM.  The 30 stocks are selected each year by the sub-adviser based on certain positive financial attributes.

JNL/Mellon Capital Management DowSM Dividend Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks to provide the potential for an above-average total return by investing approximately equal amounts in the common stock of the 25 companies included in the Dow Jones Select Dividend IndexSM which have the best overall ranking on both the change in return on assets of the last year compared to the prior year and price-to-book on each Stock Selection Date.

JNL/Mellon Capital Management S&P® 24 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing approximately equal amounts in the common stocks of 24 companies that have the potential for capital appreciation, on each Stock Selection Date.

JNL/Mellon Capital Management S&P® SMid 60 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stock of 30 companies included in the Standard & Poor's MidCap 400 Index and 30 companies in the Standard & Poor's SmallCap 600 Index.  The 60 companies are selected on each Stock Selection Date.  The Fund seeks to achieve its objective by identifying small and mid-capitalization companies with improving fundamental performance and sentiment.  The Fund focuses on small and mid-capitalization companies because the sub-adviser believes they are more likely to be in an earlier stage of their economic life cycle than mature large-cap companies.

JNL/Mellon Capital Management NYSE® International 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks capital appreciation by investing in foreign companies.  The 25 companies are selected on each Stock Selection Date by ranking the stocks on the NYSE International IndexSM based on two factors: price to book and price to cash flow. The sub-adviser then selects an equally-weighted portfolio of the 25 stocks with the highest overall ranking on the two factors.

JNL/Mellon Capital Management 25 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through a combination of capital appreciation and dividend income by investing the common stocks of 25 companies selected from a pre-screened subset of the stocks listed on the New York Stock Exchange (“NYSE”). The stocks are selected by selecting all of the dividend-paying stocks listed on the NYSE. Next, the 400 highest market capitalization stocks are selected which are then ranked by dividend yield and 75 of the highest dividend yielding stocks are selected. From the remaining 75 stocks, the 50 highest dividend yielding stocks are eliminated and the remaining 25 companies are selected only once annually on each Stock Selection Date.

JNL/Mellon Capital Management Select Small-Cap Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation by investing at least 80% of its assets in a portfolio of common stocks of 100 small capitalization companies selected from a pre-screened subset of the common stocks listed on the New York Stock Exchange or The Nasdaq Stock Market, on each Stock Selection Date.

JNL/Mellon Capital Management JNL 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing in the common stocks of companies that are identified by a model based on 5 different specialized strategies:

➢	20% in the DowSM 10 Strategy, a dividend yielding strategy;
➢ 20% in the S&P® 10 Strategy, a blended valuation-momentum strategy;
➢ 20% in the Global 15 Strategy, a dividend yielding strategy;
➢ 20% in the 25 Strategy, a dividend yielding strategy; and
➢ 20% in the Select Small-Cap Strategy, a small capitalization strategy.

JNL/Mellon Capital Management JNL Optimized 5 Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks capital appreciation by investing in the common stocks of companies that are identified by a model based on five separate specialized strategies:

➢	25% in the Nasdaq® 25 Strategy;
➢	25% in the Value Line® 30 Strategy;
➢	24% in the European 20 Strategy;
➢	14% in the Global 15 Strategy; and
➢	12% in the 25 Strategy.

JNL/Mellon Capital Management VIP Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return by investing in the common stocks of companies that are identified by a model based on six separate specialized strategies. The Fund invests approximately 1/6 (approximately 17%) of its net assets in each of the following strategies:

➢	The DowSM Dividend Strategy;
➢	The European 20 Strategy;
➢	The Nasdaq® 25 Strategy;
➢	The S&P 24 Strategy;
➢	The Select Small-Cap Strategy; and
➢	The Value Line® 30 Strategy.

JNL/Mellon Capital Management Communications Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Telecommunications Index in proportion to their market capitalization weighting in the Dow Jones U.S. Telecommunications Index.

JNL/Mellon Capital Management Consumer Brands Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Consumer Services Index in proportion to their market capitalization weighting in the Dow Jones U.S. Consumer Services Index.

JNL/Mellon Capital Management Financial Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Financial Index in proportion to their market capitalization weighting in the Dow Jones U.S. Financials Index.

JNL/Mellon Capital Management Healthcare Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)
Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Health Care Index in proportion to their market capitalization weighting in the Dow Jones U.S. Health Care Index.

JNL/Mellon Capital Management Oil & Gas Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Oil & Gas Index in proportion to their market capitalization weighting in the Dow Jones U.S. Oil & Gas Index.

JNL/Mellon Capital Management Technology Sector Fund
Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

Seeks total return through capital appreciation and dividend income by investing under normal circumstances at least 80% of its assets in the stocks in the Dow Jones U.S. Technology Index in proportion to their market capitalization weighting in the Dow Jones U.S. Technology Index.

The investment objectives and policies of certain of the Underlying Mutual Funds are similar to the investment objectives and policies of other mutual funds that the Underlying Mutual Fund's investment sub-advisers also manage.  Although the objectives and policies may be similar, the investment results of the Underlying Mutual Funds may be higher or lower than the investment results of those other mutual funds.  We cannot guarantee, and make no representation, that the investment results of similar Underlying Mutual Funds will be comparable even though the Underlying Mutual Funds have the same investment sub-advisers.  The Underlying Mutual Funds described are available only through variable annuity and variable life Contracts issued by Jackson.  Shares of the Underlying Mutual Funds may also be sold directly to qualified retirement plans.  They are NOT offered or made available to the general public directly.

An Underlying Mutual Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations.  IPOs and other investment techniques may have a magnified performance impact on an Underlying Mutual Fund with a small asset base.  An Underlying Mutual Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust and JNL Variable Fund LLC carefully before investing.  Additional Underlying Mutual Funds and Investment Divisions may be available in the future.

We automatically reinvest all dividends and capital gains distributions from an Underlying Mutual Fund in shares of that Underlying Mutual Fund at net asset value.  The income and realized and unrealized gains or losses on the assets of each Investment Division are separate and are credited to or charged against the particular Investment Division without regard to income, gains or losses from any other Investment Division or from any other part of our business.  We use the Net Premium you allocate to an Investment Division to purchase shares in the corresponding Underlying Mutual Fund and redeem shares in the Underlying Mutual Funds to meet policy obligations.  The Underlying Mutual Funds are required to redeem their shares at net asset value and to make payment within seven days.

Certain Underlying Mutual Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts.  It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Underlying Mutual Fund.  Although neither we nor any of the Underlying Mutual Funds currently foresee any such disadvantages either to variable life insurance or variable annuity contract owners, each Underlying Mutual Fund's board of directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto.  If a board of directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Owners will not bear the related expenses.

Voting Privileges.  As a general matter, you do not have a direct right to vote the shares of the Underlying Mutual Funds held by the Investment Divisions to which you have allocated your Accumulated Value.  Under current interpretations, however, you are entitled to give us instructions on how to vote those shares with respect to certain matters.  We notify you when your instructions are needed and will provide proxy materials or other information to assist you in understanding the issues.  We determine the number of votes for which you may give voting instructions as of the record date set by the relevant Underlying Mutual Fund for the shareholder meeting at which the vote will occur.

As a general rule, you are the person entitled to give voting instructions.  However, if you assign your policy, the assignee may be entitled to give voting instructions.  Retirement plans may have different rules for voting by plan participants.  If you send us written voting instructions, we follow your instructions in voting the Underlying Mutual Fund shares attributable to your policy.  If you do not send us written instructions, we vote the shares attributable to your policy in the same proportion as we vote the shares for which we have received instructions from other Owners.  We vote shares that we hold in the same proportion as we vote the shares for which we have received instructions from Owners.  There is no requirement that we receive voting instructions from any minimum percentage of Owners before we can vote uninstructed shares in proportion to the instructions that we do receive.  Where only a relatively small percentage of owners have submitted instructions, however, we may solicit instructions from more Owners, in order to reduce the possibility that the instructions received are not reasonably representative.

We may, when required by state insurance regulatory authorities, disregard Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Underlying Mutual Funds or to approve or disapprove an investment advisory contract for one or more of the Underlying Mutual Funds.

In addition, we may disregard voting instructions in favor of changes initiated by Owners to the investment objectives or the investment adviser of the Underlying Mutual Funds if we reasonably disapprove of the proposed change.  We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Underlying Mutual Fund or would result in the purchase of securities for the Underlying Mutual Fund that vary from the general quality and nature of investments and investment techniques utilized by the Underlying Mutual Fund.  If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law.  If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Underlying Mutual Fund shares without obtaining instructions from our Owners and we may choose to do so.

Additions, Deletions, and Substitutions of Securities.  If the shares of any of the Underlying Mutual Funds are no longer available for investment by the Separate Account or if, in our judgment, further investment in the shares of a Underlying Mutual Fund is no longer preferred, we may add or substitute shares of another Underlying Mutual Fund or mutual fund for Underlying Mutual Fund shares already purchased or to be purchased in the future.  Any substitution will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Investment Divisions:

(a)	to operate the Separate Account in any form permitted by law;

(b)	to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

(c)	to transfer assets from one Investment Division to another, or from any Investment Division to our general account;

(d)	to add, combine, or remove Investment Divisions in the Separate Account;

(e)	to change the way in which we assess charges, as long as the charges do not exceed the maximum guaranteed charges under the policies; and

(f)	to assess a charge for taxes attributable to the operations of the Separate Account or for other taxes.

If we take any of these actions, we will comply with the then applicable legal requirements.

THE FIXED ACCOUNT

If you select the Fixed Account, your money will be placed with Jackson's other assets.  The Fixed Account is not registered with the SEC and the SEC does not review the information we provide to you about the Fixed Account.  Your policy contains a more complete description of the Fixed Accounts.

The portion of the policy relating to the Fixed Account is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Account is not registered as an investment company under the 1940 Act.  Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the Securities and Exchange Commission.  The statements about the Fixed Account in this prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

You may allocate part or all of your premium to the Fixed Account.  Under this option, we guarantee the amount allocated to the Fixed Account and a minimum rate of interest of 3% that will be credited to the amount in the Fixed Account.  From time to time and at our sole discretion, we may set a higher current interest rate applicable to premium and transfers allocated to the Fixed Account during a Policy Year.  We may declare different rates for amounts that are allocated to the Fixed Account at different times.  The rate will be re-set on the Policy Anniversary.  All of a policy's amounts in the Fixed Account will be re-set to the same rate on the Policy Anniversary.  We determine interest rates in accordance with a variety of factors.  The Asset Based Risk Charge and Underlying Mutual Fund Expenses do not apply to amounts allocated to the Fixed Account.  All other charges and deductions under a policy apply to amounts allocated to the Fixed Account to the same extent as they apply to amounts allocated to the variable investment options.  Therefore, the amount of your Fixed Account allocation (and interest thereon) that we guarantee is net of any such charges and deductions that are applicable under the terms of the policy.

Amounts allocated to the Fixed Account are part of the general account of Jackson.  We invest the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We may delay payment of partial surrenders from the Fixed Account for up to 6 months from the date we receive your written partial surrender request.  We pay interest on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

POLICY BENEFITS AND RIGHTS

Death Benefit.  While your policy is in force, we will pay the Death Benefit Proceeds upon the death of the Insured.  We will pay the Death Benefit Proceeds to the named beneficiary(ies) or, if none survives, to the contingent beneficiary(ies).  We will pay the Death Benefit Proceeds in a lump sum or according to one of the optional payment plans, if available.

The Death Benefit Proceeds payable to the beneficiary equal the applicable Death Benefit, less any Debt and less any due and unpaid charges.  The amount of Death Benefit is based on the Death Benefit option you have selected, any increases or decreases in the Specified Death Benefit (or Target Death Benefit, if a Scheduled Term Insurance Rider applies to your policy), and in some instances your Accumulated Value.  The Death Benefit Proceeds may be increased, if you have added a rider that provides an additional benefit.  Please see “Optional Insurance Benefits” beginning on page 31.

The Death Benefit Proceeds are determined as of the end of the Valuation Period during which we receive due proof of death from the beneficiary of record (if there are multiple beneficiaries, we will calculate the Death Benefit Proceeds when we receive due proof of death from the first beneficiary).  We usually pay the Death Benefit Proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

In most cases, when the Death Benefit Proceeds are paid in a lump sum, we will pay the Death Benefit Proceeds by establishing an interest bearing account, called the “Beneficiary Access Account,” for the beneficiary, in the amount of the Death Benefit Proceeds.  We will send the beneficiary a checkbook, and the beneficiary will have access to the account simply by writing a check for all or any part of the amount of the Death Benefit Proceeds.  The Beneficiary Access Account is part of our general account.  It is not a bank account and it is not insured by the FDIC or any other government agency.  As part of our general account, it is subject to the claims of our creditors.  We receive a benefit from all amounts left in the Beneficiary Access Account.  As an alternative to establishing a Beneficiary Access Account, the beneficiary may request to receive a check for the Death Benefit Proceeds directly from the Company.

We may in our sole discretion make available payment options to which the beneficiary may apply the Death Benefit Proceeds in order to receive a stream of periodic payments.  If your beneficiary chooses an available payment option, we will offer a supplemental agreement setting forth the terms of the payment option.  For information concerning the payment options we currently offer, speak to your sales representative or contact us at the address or telephone number on the first page of this prospectus.  At any time in our sole discretion we may change the selection or the terms of the payment options we then offer (if any) or discontinue offering payment options.  Before choosing to apply Death Benefit Proceeds to payment option, your beneficiary should consult a qualified tax adviser.

Death Benefit Options.  You may choose one of three Death Benefit options, each of which depends in part on the amount of the Specified Death Benefit.  (For this purpose, however, you would use the Target Death Benefit rather than the Specified Death Benefit, if you applied for your policy before October 6, 2008, and have elected the Scheduled Term Insurance Rider.  See “Scheduled Term Insurance Rider” on page 33.)  The three Death Benefit options are:

Option A:  the Death Benefit is the greater of:  (a) the Specified Death Benefit of the policy; or (b) the Minimum Death Benefit.  Option A is designed to provide a specific amount of Death Benefit that generally does not vary with changes in the Accumulated Value.  As your Accumulated Value increases, the Net Amount at Risk under your policy generally decreases, unless your Accumulated Value is sufficiently large to require that the Death Benefit be determined using the Minimum Death Benefit.

Option B:  the Death Benefit is the greater of (a) the Specified Death Benefit plus the Accumulated Value; or (b) the Minimum Death Benefit.  Under Option B, the amount of the Death Benefit generally increases to reflect increases in the Accumulated Value.  Under this option your policy generally involves a constant Net Amount at Risk.

Option C:  the Death Benefit is the greater of:  (a) the Specified Death Benefit plus the greater of (i) the sum of all premiums paid minus all prior partial surrenders (including any applicable charges) or (ii) zero, or (b) the Minimum Death Benefit.  Under this Option, your Death Benefit generally varies as you pay premiums and take partial surrenders.

The Minimum Death Benefit used in the Death Benefit formulas under the policy equals the Accumulated Value multiplied by the applicable corridor percentage.  We have set forth the applicable corridor percentages in the policy.  The corridor percentages are based upon the age of the Insured.  The applicable corridor percentage decreases from 250% at age 40 or less to 100% at age 121 or above (age 95 or above for policies applied for before October 6, 2008).  While your policy is in force, we guarantee that the Death Benefit will not be less than the greater of the current Specified Death Benefit or the Minimum Death Benefit.

Since the cost of insurance charge is based upon the Net Amount at Risk, it generally is less under a policy with an Option A Death Benefit than an otherwise comparable policy with an Option B Death Benefit.  As a result, if the Sub-Accounts you select experience favorable investment results, your Accumulated Value tends to increase faster under Option A than under Option B, but the Death Benefit under Option B increases or decreases directly with changes in the Accumulated Value.  Thus, you may prefer Option A if you are more interested in the possibility of increasing your Accumulated Value based upon favorable investment experience, while you may prefer Option B if your are seeking to increase Death Benefits.  Option C may be preferable if you want a Death Benefit that would include a return of premium paid (less partial surrenders).

You choose a Death Benefit option in your application to purchase a policy.  If you do not choose a Death Benefit option, we will not issue a policy to you.

Example of Applicable Corridor Percentage.  The corridor percentages used in calculating the Minimum Death Benefit are set so as to seek to ensure that the policies qualify as life insurance for federal income tax purposes.  Accordingly, the policy provides that under all Death Benefit options, the Death Benefit will at least equal the Minimum Death Benefit.  For example, under an Option A policy, an increase in the Accumulated Value due to favorable investment experience may increase the Death Benefit above the Specified Death Benefit (or Target Death Benefit, if you applied for your policy before October 6, 2008, and have elected the Scheduled Term Insurance rider).  Similarly, a decrease in Accumulated Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Specified Death Benefit (or any Target Death Benefit)).

	A	B
Specified Death Benefit	$200,000	$200,000
Death Benefit Option	A	A
Insured's Age	50	50
Accumulated Value	$115,000	$95,000
Applicable Corridor Percentage	185%	185%
Death Benefit	$212,750	$200,000

In Example A, the Death Benefit equals $212,750, i.e., the greater of $200,000 (the Specified Death Benefit) and $212,750 (the Accumulated Value of $115, 000, multiplied by the corridor percentage of 185%).  This amount, less any Debt and unpaid charges, constitutes the Death Benefit Proceeds that we would pay to the beneficiary.

In Example B, the Death Benefit is $200,000, i.e., the greater of $200,000 (the Specified Death Benefit) and $175,750 (the Accumulated Value of $95,000 multiplied by the corridor percentage of 185%).

Changes in Death Benefit Option.  Subject to our consent, after the first Policy Year, you may change the Death Benefit option once each Policy Year by writing to us at the address given on the first page of this prospectus.  If you ask to change from Option A to Option B, we reduce the Specified Death Benefit (and any Target Death Benefit, if you applied for your policy before October 6, 2008, and have elected the Scheduled Term Insurance rider) of your Policy by the amount of the Accumulated Value.  If you ask to change from Option B to Option A, we increase the Specified Death Benefit (and any Target Death Benefit) of your policy by the amount of the Accumulated Value.  If you ask to change from Option C to Option A, we increase the Specified Death Benefit (and any Target Death Benefit) by the greater of the sum of all your premiums paid, less all prior partial surrenders or zero.  You may not change from Option C to Option B or from Option A or B to Option C.  The change takes effect on the first Monthly Anniversary following our approval at least one business day after we approve your Written Request.  If less than one business day remains before the Monthly Anniversary, the change will be effective on the second following Monthly Anniversary.  We may require evidence of insurability satisfactory to us for a change from Option A to Option B.  We do not currently require you to prove insurability for other changes in Death Benefit option.

You may not change the Death Benefit option under your policy if afterward the Specified Death Benefit remaining in force would be less than the minimum Specified Death Benefit.

Changes in Specified Death Benefit.  Subject to our consent, you may request an increase in Specified Death Benefit after the first Policy Year, and a decrease in the Specified Death Benefit after the seventh Policy Year (third Policy Year if you applied for your policy before October 6, 2008).  You may change the Specified Death Benefit one time per Policy Year.  You may request the change by writing to us at the address shown on the first page of this prospectus.  You should be aware that a change in the Specified Death Benefit changes the Net Amount at Risk and, therefore, changes the cost of insurance charges on your policy.  In addition, approved increases will be subject to an additional surrender charge (based on the amount of the increase, the Insured's Attained Age and underwriting risk classification).  The change generally will take effect on the first Monthly Anniversary after we approve the request.  However, if less than one business day remains between our approval and the Monthly Anniversary, the change will be effective on the second following Monthly Anniversary.  We do not permit a Specified Death Benefit change if the policy is in the Grace Period.

When the Specified Death Benefit of a policy is increased after issue, a new segment of coverage is created to which cost of insurance rates that differ from the original coverage cost of insurance rates are applied.  This is done to reflect the additional underwriting and a higher attained age.  If you request a decrease in Specified Death Benefit, we first apply it to coverage provided by the most recent segment of Specified Death Benefit then to the next most recent segment successively and finally to the coverage under the original application.  The minimum decrease amount is $10,000.  We do not permit a decrease in the Specified Death Benefit of your policy if afterward the Specified Death Benefit remaining in force would be less than the minimum Specified Death Benefit or cause your policy to lose its status as a contract of life insurance under the Code.  If you applied for your policy before October 6, 2008, and have elected the Scheduled Term Insurance Rider, any approved decrease will apply first to the Target Death Benefit, and then to the Specified Death Benefit.  The existence of these segments necessitates that any decrease be applied in reverse order to the segments.  For more information, see “Death Benefit Options” beginning on page 29.

To apply for an increase in the Specified Death Benefit, you must submit to us a supplemental application, accompanied by satisfactory evidence that the Insured is insurable.  The increased coverage amount may be in a different rate class from your base coverage.  We do not permit any increase in Specified Death Benefit after the Insured's 90th birthday.  The minimum amount of a Specified Death Benefit increase is $10,000.

You should be aware that an increase in the Specified Death Benefit of your policy affects the cost of insurance charges applicable to your policy.  As noted above, we deduct a larger amount of cost insurance charges, because an increase in the Specified Death Benefit also increases the Net Amount at Risk under your policy.  We will not approve a request for a Specified Death Benefit increase if the Cash Surrender Value is too small to pay the Monthly Deduction through the end of the Policy Year.  As described in “Surrender Charge” on page 42, if you increase the Specified Death Benefit under the policy a new surrender charge will apply.  Modifying the policy's Specified Death Benefit may have tax ramifications.  For additional information, please see “Federal Tax Considerations” on page 46.

Optional Insurance Benefits.  You may ask to add one or more riders to your policy to provide additional optional insurance benefits; or in some cases we may add these riders to your policy automatically at no cost.  We may require evidence of insurability before we issue a rider to you.  If we impose any charge for a rider, we will deduct the charge as part of the Monthly Deduction.  For more information concerning what riders are available and their operation and costs, please ask your sales representative or contact us at our Service Center.  At our sole discretion we may offer riders or stop offering any rider at any time.

Not all of these riders may be available in your state, and the terms of these benefits may differ in some states.  The below-listed riders are currently available as to some or all policies.  We add the Accelerated Living Benefit Rider, Terminal Illness Benefit Rider, Overloan Protection Benefit Rider and Guaranteed Death Benefit Rider automatically to all eligible policies (in states where they are available) and at no cost to you.

Accelerated Living Benefit Rider - The rider waives surrender charges on a partial surrender of up to 25% of the Accumulated Value if the Insured is diagnosed with one of certain specified conditions.  As with all partial surrenders, the Death Benefit is decreased by an amount related to the decrease in the Accumulated Value.  The partial surrender will be taken from the Fixed Account and the Investment Divisions in proportion to their then current value, unless you request otherwise.  There is no expiry date.

Terminal Illness Benefit Rider - The rider provides an accelerated payment of life insurance proceeds if the Insured is terminally ill, as defined in the rider.  You may request an accelerated benefit of between 25% and 100% of the Death Benefit (or $250,000, if less).  The amount of the benefit is calculated as the amount requested less the following:  a discount for 12 months' interest as specified in the rider, a pro rata portion of any outstanding Debt, an administrative expense charge fee as determined by the Company (not to exceed $100), and any unpaid policy charges.  The Death Benefit will be reduced by the dollar amount requested.  All other values under the policy will be reduced proportionately.  There is no expiry date for the base Insured.  This rider terminates upon payment of any benefit under the rider.  The expiry date for a rider Insured is at the expiry of the Other Insured Term Insurance Rider.

Overloan Protection Benefit Rider – Upon exercise, the rider provides a guarantee that the policy will not lapse due to the policy Debt exceeding the Accumulated Value less any applicable surrender charge or due to the Cash Surrender Value being insufficient to pay any Monthly Deduction.  This rider may help you keep your policy in force and avoid tax consequences resulting from your policy lapsing with a loan outstanding.  However, effects of exercising the rider include transferring any Accumulated Value in the Separate Account to the Fixed Account and setting the Specified Death Benefit (or Target Death Benefit, if applicable) equal to the Minimum Death Benefit.  (The Target Death Benefit would be applicable only if you applied for your policy before October 6, 2008, and have elected the Scheduled Term Insurance Rider.)

Although there is no cost for the rider, the following exercise qualifications must be met before the rider may be exercised:

(1)	The Insured's Attained Age must be at least 75;

(2)	A minimum of 15 Policy Years must have elapsed since your Policy Date;

(3)	Exercising this rider must not cause the policy to exceed Guideline Premium limits (see “Premium Limits” on page 14);

(4)	The policy must not be a MEC and exercising this rider must not cause the policy to become a MEC (see “Policies Which Are MECs” on page 48);

(5)	Total partial surrenders, less any fees and charges deducted in connection with such partial surrenders, must equal or exceed total premium paid; and

(6)	Debt must exceed the current Specified Death Benefit (or Target Death Benefit, if the policy has the Scheduled Term Insurance Rider).

At the time all of the above exercise qualifications are first met and the ratio of Debt to Accumulated Value is equal to or greater than 95%, we will send a letter to you, the policy owner, notifying you of the policy's eligibility to exercise the rider.  You may submit a Written Request to exercise the rider any time after the notification letter is sent and before the policy enters the Grace Period (see “Termination and Grace Period” on page 39).  If the exercise qualifications are met, the benefit will be exercised and the rider's guarantee will be effective as of the rider's exercise date, which is the date the Written Request is accepted and recorded at the Service Center.

You need not exercise the rider immediately upon notification of eligibility.  If the ratio of Debt to Accumulated Value is greater than the “maximum exercise ratio” at the time you exercise the rider, you will be billed for the loan repayment amount that will cause the ratio of Debt to the Accumulated Value to equal the maximum exercise ratio as of the exercise date.  The maximum exercise ratio is the maximum allowable ratio of the policy Debt to the Accumulated Value for the Overloan Protection Benefit Rider to be exercised.  In other words, the maximum exercise ratio generally represents the minimum amount of Net Accumulated Value required to pay for the Death Benefit provided by the base policy after the rider is exercised.  Monthly Deductions, unfavorable investment performance, partial surrenders and additional loans are all factors that might cause the ratio of Debt to Accumulated Value to exceed the maximum exercise ratio. The maximum exercise ratio is determined by the Company, varies based on the Insured's Attained Age, and will never be below 95%.  Your policy's maximum exercise ratio will be included in the letter notifying you of the policy's eligibility to exercise the rider.  You will have 30 days from the exercise date to pay the billed loan repayment amount.  If you do not pay the billed loan repayment amount, the guarantee will be void and the policy may lapse.

The following policy changes will occur on the exercise date:

(1)	All other riders and benefits will terminate;

(2)	Any Accumulated Value in the Separate Account is transferred to the Fixed Account;

(3)	Your Death Benefit option becomes Option A (see “Death Benefit Options” on page 29);

(4)	The Specified Death Benefit (or Target Death Benefit, if applicable) is set equal to the Minimum Death Benefit for the Attained Age of the Insured as of the exercise date.

In addition, the following policy restrictions apply on the exercise date: no transfers to the Separate Account are allowed; no further premium payments are allowed; no further partial withdrawals or loans are allowed; no Death Benefit option changes are allowed; no Specified Death Benefit option changes are allowed; no riders or benefits may be added or reinstated; and any loan repayments will be allocated to the Fixed Account only.

After the rider exercise date, Monthly Deductions will continue until a Monthly Deduction would cause the Accumulated Value to drop below the policy Debt.  In that instance, Monthly Deductions will be discontinued to prevent the Accumulated Value from dropping below the Policy Debt, which will effectively keep the policy in force.  Loan interest will continue to accrue after the exercise date.  Likewise, interest will continue to be credited to the Loan Account. Your annual statement will reflect the status of the exercised Overloan Protection Benefit Rider on the base policy.  The rider will terminate upon the earlier of  (1) the date we receive a Written Request from you to terminate the rider or (2) the termination of the base policy for any reason, such as a full surrender or death of the Insured.  The rider has no expiry date.

If the rider's guarantee is voided because you do not pay the billed loan repayment amount associated with the maximum exercise ratio, as described above, the policy will no longer be subject to the above policy restrictions.  However, the policy changes made on the exercise date will not be reversed and any terminated riders will not be reinstated.  The Owner may subsequently submit a Written Request to reinstate the guarantee along with a loan repayment that is sufficient to cause the ratio of Debt to the Accumulated Value to be equal to or less than the maximum exercise ratio.

There may be tax consequences associated with this rider.  Accordingly, you should consult your tax counsel when considering whether to exercise the rider.

Guaranteed Death Benefit Rider - (This rider is available only under policies applied for on or after October 6, 2008.)  The Guaranteed Death Benefit Rider may provide an important benefit to you until the rider expires on its expiration date or otherwise terminates, as discussed below.  As long as the rider remains in effect, if you pay certain prescribed amounts of premiums, the rider will keep the policy (but not certain riders) in force, even though the policy’s Cash Surrender Value falls to a level that otherwise would cause the policy to terminate (following a Grace Period).  This rider will terminate upon the earliest to occur of the following events: 1) the expiration date of the rider as shown on the policy data page of the policy; 2) the Monthly Anniversary on which the policy fails to satisfy the premium requirement as stated below; 3) policy termination for any other reason.  The rider’s expiration date is the end of the 20th Policy Year or the Insured’s Attained Age 65, whichever is later.  If the policy fails to satisfy the premium requirement, we will notify the Owner and allow the Owner 61 days to correct the situation.  If it is not corrected, this rider terminates.  Once the rider terminates for any reason, it cannot be reinstated.  Only Death Benefit Options A and B are available with this rider.

This rider guarantees that the lesser of the initial Specified Death Benefit or the current Specified Death Benefit will remain in effect, regardless of the investment performance of the Investment Divisions, as long as the following premium requirement is met.  On each Monthly Anniversary, the Company will compare 1) the cumulative amount of actual premiums received to date, minus any then-outstanding Debt and minus the cumulative amount of any partial surrenders to 2) the sum of the Qualifying Monthly Premium Amounts from the Policy Date to the current Monthly Anniversary.  If the cumulative amount of actual premiums received minus Debt and minus the cumulative amount of any partial surrenders is greater than or equal to the sum of the Qualifying Monthly Premium Amounts, then the premium requirement is satisfied.

For example: If the Qualifying Monthly Premium Amount for your policy was $250, your Policy Date is November 1, 2008 and, on the 10th Monthly Anniversary (September 1, 2009), the sum of all of the premium you have paid into your policy since issue is $5,000, the sum of all total partial withdrawals you have taken from your policy since issue is $1,000 and your Debt is $0, we would compare the amount of $5,000 - $1,000 - $0 = $4,000 to the amount of 10 x $250 = $2,500.  Since the actual amount of premiums received, minus Debt and minus the cumulative amount of any partial surrenders, is greater than the sum of the Qualifying Monthly Premium Amount from the Policy Date (November 1, 2008) to the current Monthly Anniversary (September 1, 2009), the premium requirement is satisfied.

The Qualifying Monthly Premium Amount is shown on the policy data page of the policy.  It is the minimum amount of premium per month that must be paid in order for the Guaranteed Death Benefit Rider to remain in force.  It is determined by multiplying (a) a rate per $1,000 (which rate varies by age, class, gender and Death Benefit option) by (b) your policy’s Specified Death Benefit divided by $1,000.  If you increase your Specified Death Benefit, change your Death Benefit option, take a policy loan or partial surrender, or if your insurance underwriting risk classification changes, you may need to pay an additional amount of premiums to maintain the Guaranteed Death Benefit Rider in force.  We will notify you and give you an opportunity to pay additional premium to keep this rider in force.

This rider will be added automatically to all policies applied for on or after October 6, 2008. The guarantee provided by this rider applies only to the Specified Death Benefit and will not cause any other rider to remain in effect beyond the time that the policy or that rider would otherwise terminate in accordance with its terms.  The other riders that we make available with the policies do not affect the Guaranteed Death Benefit Rider; and the addition of the Guaranteed Death Benefit Rider to a policy that also has one or more of such other riders will not reduce the value of the benefits under the Guaranteed Death Benefit Rider or under any of such other riders.  Thus, the Guaranteed Death Benefit Rider is not mutually exclusive of any other available rider.

To the extent there is no Net Accumulated Value to pay the Monthly Deductions under the policy, those deductions will be waived if the Guaranteed Death Benefit Rider keeps the policy from lapsing.  However, such deductions will resume, to the extent that Net Accumulated Value subsequently becomes available to pay those deductions.  (Because the Guaranteed Death Benefit Rider will not keep any other rider for which we charge from terminating, however, charges for any such terminated riders will not resume.)

As noted previously, the Guaranteed Death Benefit Rider will terminate at its expiration date or if you fail to pay enough premiums to keep the rider in force by the end of the grace period that we allow for such payments.  Termination of the rider will have no effect on the policy, other than that the benefits of the rider will no longer be available.  This means that, if the policy’s Cash Surrender Value is not sufficient to continue the policy in force in accordance with its terms, the policy (together with any other remaining riders) may terminate if the Guaranteed Death Benefit Rider terminates.  Also, termination of the Guaranteed Death Benefit Rider will not result in reinstatement of any other riders that terminated while the Guaranteed Death Benefit Rider was in force.

Scheduled Term Insurance Rider - (This rider is available only under policies applied for before October 6, 2008.)  You may increase your total life insurance coverage by adding this rider to your policy.  This rider may be added after the Issue Date and will be effective on the Monthly Anniversary following approval.  This rider enables you to adjust your total coverage under the policy to meet your anticipated needs.  When you apply for this rider, you select a Target Death Benefit, which is your desired amount of total insurance coverage.  The Target Death Benefit may be for the life of the rider or it may be scheduled to change at the beginning of specified Policy Years.  The Target Death Benefit may equal the Specified Death Benefit.  All changes reflected in the schedule of Target Death Benefits must occur on a Policy Anniversary.  The Target Death Benefit cannot be scheduled to be reduced in the first seven Policy Years.  The Target Death Benefit can be changed and will be effective the Monthly Anniversary following our approval.  The Specified Death Benefit must be at least 20% of the Target Death Benefit.  The death benefit coverage under this rider equals the Total Death Benefit minus the Base Death Benefit under the base policy (i.e., determined without considering the rider), but not less than zero.  The rider does not provide a fixed amount of term coverage.  Rather, the rider coverage adjusts automatically to changes in the base policy Death Benefit so that the sum of the rider coverage and the base policy coverage will equal the Total Death Benefit so long as the rider is in effect.  Your Total Death Benefit will depend on which Death Benefit option you have selected.

•	Under Death Benefit Option A, your Total Death Benefit is the greater of (a) the Target Death Benefit or (b) the Minimum Death Benefit.

•	Under Death Benefit Option B, your Total Death Benefit is the greater of (a) the Target Death Benefit plus the Accumulated Value or (b) the Minimum Death Benefit.

•
Under Death Benefit Option C, your Total Death Benefit is the greater of (a) the Target Death Benefit plus the greater of (i) total premiums less total partial surrenders (including any applicable charge) or (ii) zero or (b) the Minimum Death Benefit.

If your Accumulated Value increases sufficiently to require that the Base Death Benefit equal the Total Death Benefit, then the benefit under the rider would be zero.  However, the rider would remain in effect until you remove it from your policy.  Thereafter, if your Accumulated Value later dropped such that the Base Death Benefit were lower than the Total Death Benefit, your rider would resume providing a benefit.

You may increase your coverage under this rider in accordance with our rules for increasing the Specified Death Benefit of the policy and the rules above.  See “Changes in Specified Death Benefit” on page 30.  However, we will treat a request to increase the death benefit as a request to increase both the Specified Death Benefit and the Target Death Benefit, unless you specifically request otherwise.

You may decrease your coverage under this rider in accordance with our rules for decreasing the Specified Death Benefit of the policy.  See “Changes in Specified Death Benefit” at page 30.  Approved reductions will apply first to the rider coverage, then to previously approved increases in the Specified Death Benefit, and then to the original Specified Death Benefit.  We may refuse to effect scheduled increases in Target Death Benefit if you cancel a scheduled change or ask for an unscheduled decrease in your Target Death Benefit.  Partial surrenders, changes from Death Benefit Option A to Option B, and decreases in your death benefit coverage may reduce the amount of your Target Death Benefit in the same manner as those transactions would reduce your policy's Specified Death Benefit.  See “Partial Surrenders” on page 37 and “Changes in Death Benefit Option” on page 30.

We deduct a separate monthly cost of insurance charge for coverage under this rider.  The cost of insurance charge will equal the benefit under the rider times the applicable cost of insurance rate as of the applicable Monthly Anniversary.  The cost of insurance rate will be determined by us from time to time, based on the Insured's age at issue of the rider, sex and underwriting risk class, and the number of years since the rider was issued.  This rider expires at the Insured's Attained Age 100.  We also deduct a monthly administrative charge on the excess of the Target Death Benefit over the Specified Death Benefit which will be the same as the monthly administrative charge under the base policy (this is deducted even if the rider benefit is reduced to zero).  The total charges you may pay under a policy with this rider may be more or less than you would pay if all of the coverage were provided under the base policy alone.  We do not charge a sales charge or surrender charge under this rider.  If you increase the Target Death Benefit after the rider is issued, we may require satisfactory evidence of insurability, and we will determine the applicable underwriting risk class and cost of insurance charge separately for the additional coverage.

This rider has no surrender value and does not contribute to the Accumulated Value.  The only benefit payable under this rider is the additional death benefit.  Benefits under this rider are not covered by the Guaranteed Minimum Death Benefit Rider (“GMDB”).  Accordingly, if the GMDB is in force and the Net Accumulated Value is insufficient to pay charges as they come due and you do not pay sufficient additional premium (see “Termination and Grace Period” on page 39), this rider will terminate; thereafter, if your policy has a GMDB Rider in effect, only the coverage provided by the base policy will remain in force.

Commissions payable to sales representatives on the sale of policies with a Scheduled Term Insurance Rider are calculated based on the total premium payments made for the base policy and the rider.  The commissions will vary depending on the ratio of the death benefit for the base policy and the rider.  The same amount of premium will result in the highest commission when there is no rider, with the commission declining as the portion of the death benefit coverage allocated to the rider increases.

Waiver of Monthly Deductions Rider.  In the event of the Insured's total disability commencing before the Policy Anniversary after the Insured reaches Attained Age 60, we will waive the Monthly Deduction for the policy and any rider then in effect during the continuance of the disability.  Eligible issue ages for this rider are 18-55.  You may not select both this rider and the Waiver of Specified Premium Rider.  Policy changes that would result in a larger Monthly Deduction may be restricted during a period of disability.  These changes could include the addition of an additional Other Insured Term Insurance Rider or benefits requiring evidence of insurability.  The policy may lapse if Debt is greater than the Accumulated Value less the surrender charge.

Waiver of Specified Premium Rider.  In the event of the Insured's total disability commencing before the Policy Anniversary corresponding to the Insured's Attained Age 60, we will pay a specified monthly premium into the policy during the continuance of the disability.  Eligible issue ages for this rider are 18-55.  You may not select both this rider and the Waiver of Monthly Deduction Rider.  Payment of the specified premium may not be sufficient to keep the policy in force during the period of disability.

Guaranteed Minimum Death Benefit Rider.  See “Guaranteed Minimum Death Benefit” on page 14.  (As of October 6, 2008, we are no longer taking applications to add this rider to any policy.)

Protector Term Insurance Rider.  (As of November 3, 2008, we are no longer taking applications to add this rider to any policy.)   This rider provides renewable and convertible term insurance coverage on the base Insured (Rider Insured) up to the Rider Insured's Attained Age 95, subject to the terms of the rider.  The term periods available are 10, 15, 20 and 30 years but only one rider may be attached to the policy.  Until the earlier of the end of the term period or the Rider Insured's 80th birthday, this rider may be converted to other permanent insurance we then offer for conversion (except term insurance).  You may not be permitted to reduce or remove the rider if it would cause the policy to fail the definition of life insurance.  Accordingly, you should consult your tax counsel before removing or reducing the rider.

Other Insured Term Insurance Rider.  This rider provides term insurance coverage on an additional person up to the earlier of the Insured's Attained Age 121 (age 100 under policies applied for before October 6, 2008) or the Rider Insured's Attained Age 121 (age 100 under policies applied for before October 6, 2008), subject to the terms of the rider.  If the Rider Insured is not related to the Insured on the policy and the policy is not a MEC, the charges deducted for this rider may be treated as distributions for tax purposes and accordingly reduce the cost basis of the policy.  For MEC contracts, the charges for the Rider Insured's who are not related to the Insured may be treated as taxable distributions for tax purposes, to the extent there is a gain in the contract.  You should consult a qualified tax adviser for more information.  At any time before or on the Rider Insured's 65th birthday, this rider may be converted to other permanent insurance we then offer for conversion (except term insurance).  You may not be permitted to reduce or remove the rider if it would cause the policy to fail the definition of life insurance.  Accordingly, you should consult your tax counsel before removing or reducing the rider.

Child Insurance Rider.  This rider provides for term insurance on the Insured's children.  We provide coverage until the earlier of the 22nd birthday of each child (issue ages: 14 days to 18th birthday) or the end of the premium paying period for the rider.  The rider expires at the Insured's Attained Age 65.  Up to 5 units may be purchased.  Each unit provides $5,000 of term coverage on each Insured child.  If the Insured dies while the rider is in effect, we convert the coverage on each child to paid-up term insurance that remains in force until the child reaches age 22.  The rider may be exchanged for a whole life policy on the earlier of each child's 22nd birthday and the Insured's 65th birthday.  We do not require evidence of insurability to exchange the rider.

Policy Loans.  While the policy is in force, and not in the Grace Period, and after the Allocation Date, you may borrow money from us using the policy as the only security for your loan, subject to some limitations.  Loans have priority over the claims of any assignee or any other person.  Any outstanding policy loans and loan interest reduce the amount you may request.  In addition, if you have named an irrevocable beneficiary, you must also obtain his or her written consent before we make a policy loan to you.  You may borrow up to the maximum loan amount, which except for Day 1 Loans, is the Cash Surrender Value in effect as of the end of the Valuation Period in which we grant your request minus the Monthly Deductions to your next Policy Anniversary, or the next following Policy Anniversary if the loan is within 30 days of a Policy Anniversary.  For Day 1 Loans, the maximum loan amount is up to 90% of your premium payment, and this depends on the anticipated Monthly Deductions to which your policy will be subject to keep it in force.  The minimum loan amount is $500.

We ordinarily disburse your loan to you within seven days after we receive your loan request at our Service Center.  We may, however, postpone payment in the circumstances described below in “Postponement of Payment.”

When we make a policy loan to you, we transfer to the Loan Account a portion of the Accumulated Value equal to the loan amount.  We make these transfers pro rata from the Investment Divisions and the Fixed Account, unless you instruct us otherwise in writing.  We credit interest to the Loan Account at 3% annually.

Interest on policy loans accrues daily and is due at the end of each Policy Year.  If you do not pay the interest on a policy loan when due, the unpaid interest becomes part of the policy loan and accrues interest at the same rate.  In addition, on each Policy Anniversary, the value of the Loan Account is set equal to the Debt.  Accordingly, we transfer to the Loan Account an amount of Accumulated Value equal to the amount by which the Debt exceeds the value of the Loan Account.  Similarly, if the value in the Loan Account exceeds Debt, we transfer the excess from the Loan Account to the Investment Divisions and the Fixed Account proportionally based on your selections.

Day 1 Loans, if available, may only be taken in conjunction with a 1035 transfer (or 1035 exchange) of a policy with an existing loan for this policy.  Loans accrue interest daily at an annual simple interest rate of 4% during your first through fifth Policy Years (first through tenth Policy Years for policies applied for before October 6, 2008).  Thereafter, the rate of loan interest will be 3%, except that, under policies applied for on or after October 6, 2008, the Company reserves the right to increase this rate to 3.25%.  In contrast, amounts allocated to the Loan Account as collateral for such loans accrue compounded interest daily at an annual effective interest rate of 3%.

While the policy is in force, you may repay all or part of a policy loan without any penalty.  To repay a loan in full, the loan repayment must equal the Debt.  If you intend a payment to be a loan repayment rather than additional premium, you must clearly identify the payment as such or we treat it as additional premium.  We apply all loan repayments first to the loan principal, and then to the accrued loan interest.  (If you applied for your policy before October 6, 2008, we first apply all loan repayments to any standard loans you may have taken.)  When we receive a loan repayment, we transfer an equal amount from the Loan Account to the Investment Divisions and Fixed Account according to the most recent premium allocation instructions on file, unless you instruct us otherwise.  We reserve the right to require loan repayments to be credited to the Fixed Account to the extent that was the source of the loan being repaid.  We may refuse any loan repayment less than $25.  An overpayment of a loan may be treated as either as additional premium or it will be refunded at our election unless you specify in writing with your payment that any overpayment should be refunded.

If the total outstanding Debt exceeds the Accumulated Value less the surrender charge of your policy, we notify you and any assignee in writing.  To keep the policy in force, we require you to pay a premium sufficient to keep the policy in force for at least three more months.  If you do not pay us sufficient premium within the Grace Period, your policy lapses and terminates without value.  As explained below in the section entitled “Reinstatement,” you may subsequently reinstate the policy by either repayment or reimbursement of any Debt that was outstanding at the end of the Grace Period, however the loan cannot be reinstated.  If your policy lapses while a policy loan is outstanding, you may owe taxes or suffer other adverse tax consequences.

A policy loan, whether or not repaid, will have a permanent effect on your Accumulated Value because the investment results of each Investment Division and the interest paid on the Fixed Account will apply only to the amounts remaining in those accounts.  The longer a loan is outstanding, the greater the effect is likely to be.  The effect could be favorable or unfavorable.  If the Investment Divisions and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Accumulated Value will not increase as rapidly as it would if you had not taken a policy loan.  If the Investment Divisions and/or Fixed Account earn less than that rate, then your Accumulated Value will be greater than it would have been if you had not taken a policy loan.  The combination of an increasing loan balance, deduction for contract charges and fees, and unfavorable investment performance may cause the policy to lapse, triggering ordinary income taxation on the outstanding loan balance to the extent it exceeds your cost basis in the policy.  Also, if you do not repay a policy loan, your Debt reduces the Death Benefit and Cash Surrender Value otherwise payable.

In addition, you may realize taxable income when you take a policy loan.  If your policy is treated as a modified endowment contract for federal tax purposes, policy loans are treated as partial surrenders for tax purposes, and the amount of the loan equal to any increase in your Accumulated Value may be treated as taxable income to you.  In addition, you may also incur an additional 10% percent penalty tax.  This penalty tax will not apply to any amounts: (1) paid on or after the date you reach age 59½, (2) paid to your beneficiary after you die or (3) paid if you become totally disabled (as that term is defined in the Code).

You should also be aware that interest on policy loans is generally not deductible.  Before you take a policy loan, you should consult your tax adviser and carefully consider the potential impact of a policy loan on your rights and benefits under the policy.

Surrenders.  While your policy is in force, you may surrender your policy.  Your policy terminates on the day we receive your Written Request in good order.  You must submit your policy or a lost policy affidavit to our Service Center with your written surrender request.

Upon surrender, we pay you the Cash Surrender Value determined as of the day we receive your Written Request.  The Cash Surrender Value equals the Accumulated Value, minus the surrender charge minus any Debt.  The surrender charge is described in “Surrender Charge” below.  Generally, we pay you the Cash Surrender Value of your policy within seven days of our receipt of your Written Request.  You may not reinstate the policy once it is surrendered.  We have set forth the tax consequences of surrendering the policy in “Federal Tax Considerations” below.

We may in our discretion make available payment options to which you may apply surrender proceeds in order to receive a stream of periodic payments.  If you choose a payment option, we will offer a supplemental agreement setting forth the terms of the selected option.  For information about the payment options we currently offer, speak to your sales representative or contact us at the address or telephone number on the first page of this prospectus.  At any time in our discretion we may change the selection or the terms of the payment options we then offer, or discontinue offering payment options.

Surrendering your policy and applying the proceeds to a payment option may result in your being deemed to receive taxable income.  Accordingly, before following this course of action you should consult a qualified tax adviser.

Partial Surrenders.  While your policy is in force after the first Policy Year, you may withdraw a portion of your Cash Surrender Value by sending a Written Request to our Service Center.

Your Written Request for a partial surrender will be effective on the day we receive it at our Service Center, or, if not a Valuation Day, the next day that is a Valuation Day.  We pay you the amount requested and we deduct that amount plus any applicable surrender charge and a $25 partial surrender fee from your Accumulated Value.  The minimum partial surrender amount is $500.  We will not permit a partial surrender to reduce the Cash Surrender Value to an amount less than or equal to the equivalent of the next three Monthly Deductions.  If your partial surrender would exceed that limit, we will notify you and give you the option of withdrawing your request or surrendering your policy.  Unless you request otherwise, we take the partial surrender from the Investment Divisions and the Fixed Account in proportion to each one's respective value at the time.  The amount withdrawn from the Fixed Account may not exceed the total amount withdrawn times the ratio of the Fixed Account Value to the value in the Investment Divisions and Fixed Account immediately before the partial surrender.

A partial surrender may reduce the Specified Death Benefit (and the Target Death Benefit, if your policy has a Scheduled Term Insurance Rider) under your policy as well as the Accumulated Value.  (The Scheduled Term Insurance Rider is an option that you may have selected, but only if you applied for your policy before October 6, 2008.)  The effect on the Death Benefit will depend on the Death Benefit option then in effect.

For policies with Death Benefit Option A:

If your policy does not have a Scheduled term Insurance Rider:

If the Minimum Death Benefit is less than or equal to the Specified Death Benefit, we will reduce the Specified Death Benefit by the partial surrender amount.  Otherwise if your Death Benefit equals the Minimum Death Benefit, we will reduce the Specified Death Benefit by the amount by which the partial surrender amount exceeds the difference between the Minimum Death Benefit and the Specified Death Benefit immediately before the partial surrender.

Example:  The following example illustrates the effect of a partial surrender on a policy having the indicated values, where the Base Death Benefit equals the Minimum Death Benefit.  The example assumes a corridor percentage of 250% and a total partial surrender amount of $20,000.

	Before the Partial Surrender	After the Partial Surrender
Accumulated Value	$84,000	$64,000
Specified Death Benefit (A)	$200,000	$190,000
Minimum Death Benefit (B)	$210,000 ($84,000 x 250%)	$160,000 ($64,000 x 250%)
Base Death Benefit	$210,000 (greater of A and B)	$190,000 (greater of A and B)

As shown above, the Accumulated Value is reduced by $20,000, the total amount of the partial surrender, while the Specified Death Benefit is reduced by $10,000, the amount by which the total partial surrender amount exceeded the difference between the Minimum Death Benefit ($210,000) and the Specified Death Benefit ($200,000) immediately before the partial surrender.

If your policy has a Scheduled Term Insurance Rider:

If the Minimum Death Benefit is less than or equal to the Specified Death Benefit, we will reduce the Specified Death Benefit and the Target Death Benefit by the partial surrender amount.  If the Minimum Death Benefit is greater than the Specified Death Benefit but less than or equal to the Target Death Benefit, we will reduce the Specified Death Benefit by the amount (if any) by which the partial surrender amount exceeds the difference between the Minimum Death Benefit and the Specified Death Benefit immediately before the partial surrender, and we will reduce the Target Death Benefit by the partial surrender amount.  If the Minimum Death Benefit is greater than the Specified Death Benefit and the Target Death Benefit, we will reduce the Specified Death Benefit by the amount (if any) by which the partial surrender amount exceeds the difference between the Minimum Death Benefit and the Specified Death Benefit immediately before the partial surrender, and we will reduce the Target Death Benefit by the amount (if any) by which the partial surrender amount exceeds the difference between the Minimum Death Benefit and the Target Death Benefit immediately before the partial surrender.  See Appendix A for examples of how your insurance coverage would change under Death Benefit Option A as the result of a partial surrender.

For policies with Death Benefit Option B:

A partial surrender generally does not affect the Specified Death Benefit (or, for policies with the Scheduled Term Insurance Rider, the Target Death Benefit).  However, the Death Benefit Proceeds (i.e., the net dollar amount that we actually pay upon the Insured’s death) typically are reduced dollar-for dollar.  That is because the Death Benefit Proceeds under Death Benefit Option B are typically equal to the Specified Death Benefit (or, if applicable, the Target Death Benefit), plus the policy’s Accumulated Value, and minus any Debt and due and unpaid charges.  Thus, because a partial surrender will reduce the Accumulated Value, it will also reduce the Death Benefit Proceeds, even though it does not change the Specified Death Benefit (or Target Death Benefit).

For policies with Death Benefit Option C:

If the partial surrender amount is less than the total premiums paid minus the total of all prior partial surrenders (including related charges), the Specified Death Benefit and the Target Death Benefit (if any) will not be reduced.  Otherwise, the Specified Death Benefit is reduced by the amount by which the partial surrender amount exceeds the greater of: (1) total premiums paid minus the sum of all prior partial surrender amounts (including related charges), (2) the Minimum Death Benefit less the Specified Death Benefit or (3) zero.  The Target Death Benefit (if any) is reduced by the amount that the partial surrender amount exceeds the greater of (1) total premium minus the sum of all prior partial surrender amounts (including related charges), (2) the Minimum Death Benefit less the Target Death Benefit or (3) zero.

Example for policies with Death Benefit Option C:  The following example illustrates the effect of a partial surrender on an Option C policy having the indicated values, where the Base Death Benefit equals the Minimum Death Benefit.  The example assumes a corridor percentage of 250% and a partial surrender amount of $70,000.

Partial Surrender - $70,000

	Before the Partial Surrender	After the Partial Surrender
Accumulated Value	$84,000	$14,000
Total Premiums Paid	$65,000	$65,000
Total Partial Surrenders	$5,000	$75,000
Specified Death Benefit	$150,000	$140,000
Minimum Death Benefit	$210,000 ($84,000 x 250%)	$35,000 ($14,000 x 250%)
Base Death Benefit	$210,000	$140,000

As shown above, the Accumulated Value is reduced by $70,000, the total amount of the partial surrender.  The Specified Death Benefit is reduced by $10,000, which is the amount by which the partial surrender ($70,000) exceeded the total premiums paid ($65,000) minus the sum of all prior partial surrenders ($5,000).

Partial surrenders are not permitted if the Death Benefit reduction would reduce the Specified Death Benefit below the minimum Specified Death Benefit ($100,000) or cause the policy to lose its status as life insurance under the Code.  If the Scheduled Term Insurance Rider is elected, the death benefit will be re-calculated upon partial surrender.

A partial surrender may give rise to taxable income.  Also, we will notify you if a partial surrender would cause your policy to be treated as a modified endowment contract for tax purposes, so that you can decide whether to pursue the partial surrender or modify or withdraw it to avoid modified endowment contract status.  We recommend that you consult your tax adviser before making a partial surrender.  The tax consequences of making a partial surrender are discussed in “Federal Tax Considerations.”

Status of Policy at Attained Age 121 (Attained Age 100 if you applied for your policy before October 6, 2008).  If your Cash Surrender Value is greater than zero at the Insured's Attained Age 121 (or, if applicable, age 100), your policy will remain in force subject to the following changes:

(1)
We will transfer all of your Accumulated Value to the Fixed Account, and the Investment Divisions no longer will be available under your policy.  For policies issued in the state of Florida, this transfer will not occur unless requested by the Owner;

(2)	We will stop charging the Monthly Deduction;

(3)
The Death Benefit option will change to Option A, and no further changes in Death Benefit option will be permitted.  If your policy has an in force Scheduled Term Insurance Rider, the Specified Death Benefit under the policy will be changed to equal the Target Death Benefit and coverage under the rider will terminate;

(4)
No additional premiums will be accepted and no changes in Specified Death Benefit will be permitted (other than any Specified Death Benefit decreases that result automatically from partial surrenders);

(5)	Dollar cost averaging and rebalancing, if applicable, terminate;

(6)	Riders will terminate as provided in the Rider form; and

(7)	Partial surrenders and policy loans (loan interest will continue to accrue) will continue to be allowed.

If you have outstanding Debt, loan repayments may be necessary to maintain a positive Cash Surrender Value since loan interest will continue to accrue.

Termination and Grace Period.  Your policy will terminate and life insurance coverage will end when one of the following events first occurs:

(a)	you surrender your policy;

(b)	the Grace Period ends and your policy lapses; or

(c)	the Insured dies.

Your policy will enter the Grace Period if your Cash Surrender Value on any Monthly Anniversary is insufficient to pay a Monthly Deduction when due or is $0 or less, unless the Guaranteed Minimum Death Benefit or the Guaranteed Death Benefit is in effect or the Minimum Premium criteria is satisfied (see below).  We will send you and any assignee notice of the amount necessary to keep your policy in force.  That amount generally is equal to the next three Monthly Deductions and the applicable Premium Charges or a greater amount if needed to have the Cash Surrender Value positive three months later.  If you do not pay that amount by the end of the Grace Period, your policy will lapse without value and coverage will end.

Minimum Premium criteria:  If within the first five Policy Years (three Policy Years if you applied for your policy before October 6, 2008) the actual Premium received minus any partial surrender amounts (less related charges and Debt) is greater than the sum of the monthly Minimum Premiums between the Policy Date and the Monthly Anniversary, the Policy will not enter the Grace Period if the Net Accumulated Value is greater than zero.

The policy will continue in effect through the Grace Period.  If the Insured dies during the Grace Period, we will pay a Death Benefit in accordance with your instructions.  However, we will reduce the proceeds by any overdue charges.

If the Insured is within two months of age 121 (age 100 if you applied for your policy before October 6, 2008) when the Policy goes into the Grace Period, the Owner will be required to pay an amount at least equal to the unpaid Monthly Deductions to keep the Policy in force to age 121 (age 100 if applicable) plus the applicable sales and tax charges.  The cost of insurance charges in the Monthly Deduction calculation will be based on the most recently paid cost of insurance charge as of the day the Grace Period begins.  All allocations are transferred to the Fixed Account.

Reinstatement.  If your policy lapses, you may apply for reinstatement of the policy within five years of the date of lapse by sending a Written Request to our Service Center.  We will require satisfactory evidence of the insurability of the Insured at the same underwriting risk classification as at the time of issuance of the policy.  The reinstatement amount (or charge) must be sufficient to cover all past due Monthly Deductions assessed during the Grace Period, plus the next three Monthly Deductions and the applicable sales and tax charges.  Policy loans will not be restored on reinstatement.

The Accumulated Value on the reinstatement date will equal the Accumulated Value at the time of lapse, minus any Debt, plus any additional Net Premium that is not considered payment of past due charges.  The Accumulated Value will be allocated to the Investment Divisions and Fixed Account according to your most recent allocation instructions.  The Death Benefit of the reinstated policy cannot exceed the Death Benefit at the time of lapse.  The surrender charge in effect upon reinstatement will be the surrender charge that existed on the date of lapse.  The Sales Charge, Policy Fee, Administrative Charge and Asset Based Risk Charge will be reinstated at the duration in effect when the policy lapsed.  The Cost of Insurance Charge will be reinstated at the duration in effect on the reinstatement date.

Right to Examine the Policy.  In most states, you may cancel your policy by returning it to us within ten days after you receive it.  The Right to Examine Period may be longer (i) in some states, (ii) if you acquire your policy as a replacement for another insurance policy, or (iii) if you are a senior citizen.  If you return your policy, the policy terminates and we will pay you an amount equal to your total premium paid, less any partial surrender and any policy loans.  In some states, however, we will return the Accumulated Value plus fees and charges.  We will pay the refund within seven days of receiving your request and the policy.  No surrender charge is imposed upon return of a policy within the Right to Examine Period.  Also in some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the right to examine the policy period, unless we are specifically directed to allocate the premiums to the Investment Divisions.  If the policy’s Cash Surrender Value is higher than the amount otherwise described in this paragraph as being payable upon return of the policy pursuant to the right to examine, we will pay that higher amount instead.  In cases where the amount we pay upon return of the policy is the total premium paid (less any partial surrender and policy loans), we do not pay any Fixed Account interest (or any other return) for the period while the policy was outstanding.  However, where the amount we pay is based on the policy’s value, that value will include any such Fixed Account interest (and reflect any gains or losses under any variable investment option in which the policy’s value was invested).

Postponement of Payment.  We may defer for up to fifteen days the payment of any amount attributable to premium paid by check to allow the check a reasonable time to clear.  We ordinarily pay any amount attributable to your Accumulated Value allocated to the Separate Account within seven days, except that we may suspend or postpone any transfers or payments to or from the Investment Divisions if any of the following events occur:

(1)	The New York Stock Exchange is closed (other than customary weekend and holiday closings).

(2)	Trading on the New York Stock Exchange is restricted.

(3)
An emergency exists, as determined by the Securities and Exchange Commission, so that it is not reasonably practicable to dispose of the Separate Account's investments or to determine the value of its assets.

(4)	The Securities and Exchange Commission by order so permits for your protection.

In addition, we may delay payment from the Fixed Account for up to six months.  We will pay interest on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

CHARGES AND DEDUCTIONS

We assess charges and deductions under the policies from your premium and against your value in the Investment Divisions and the Accumulated Value generally.  Additional charges and expenses are paid out of the Underlying Mutual Funds' assets, as described in the prospectuses of the Underlying Mutual Funds.

Premium Charges.  Before we allocate a premium to the Accumulated Value, we subtract the Premium Charges.  The three Premium Charges are:  the sales charge, the premium tax charge, and the federal (DAC) tax charge.  Premium received as the result of a Section 1035 exchange is subject to the Premium Charges.  In the case of a 1035 exchange of a policy with an existing policy loan for this policy; the cash portion of the transfer will be subject to all Premium Charges and the loan amount will be subject to only the premium tax charge and federal tax charge.

Sales Charge.  The sales charge may never exceed 6% of all premium paid.  This charge is intended primarily to help us pay for actual sales expenses, which include sales representatives' sales commissions and other sales and distribution expenses.  The current sales charge is 6% for years 1-5 and 4% for years 6+ (up to the Target Premium).  There is currently no Sales Charge on premiums in excess of the Target Premium for a given Policy Year.  Premium received 15 days or less in advance of the Policy Anniversary will be considered premium for the next Policy Year for purposes of calculating Sales Charges.  This will result in the payment of a higher Sales Charge if the premium would otherwise have been in excess of the Target Premium for the Policy Year in which it was received.  See “Premiums” on page 13 for more information.

State and Local Premium Tax Charge.  Unless prohibited by state law, the premium tax charge is 2.5% of each premium in all years.  It is intended to help us pay state and local premium taxes.

The premium tax charge represents an approximate average of the premium taxes we expect to pay.  Unless prohibited by state law, we do not vary the premium tax charge to reflect difference in individual states' tax rates, or the absence of premium tax in certain states.  Accordingly, this charge may be higher or lower than the premium tax rate in your state.  We may impose the premium tax charge in states that do not have a premium tax.  State premium tax rates currently range from 0 to 4%.  For policies issued in North Carolina, the premium tax charge will equal that state's premium tax rate, currently 1.9%.  We reserve the right to increase or decrease this charge due to any change in tax law or premium taxes we expect to pay.

Federal (DAC) Tax Charge.  The federal (DAC) tax charge is 1.5% of each premium in all years.  It is intended to help us pay the cost of certain Federal taxes and other expenses related to the receipt of premiums.
Asset Based Risk Charge.  On each Valuation Day, we deduct from the Investment Divisions the Asset Based Risk Charge.  This charge is reflected in the value of Accumulation Units of each Investment Division.

The Asset Based Risk Charge compensates Jackson for numerous risks it assumes in connection with the policies.  These include the risk that the cost of insurance charge will be insufficient to meet the claims and risks under the Minimum Death Benefit.  We also assume a risk that on the Monthly Anniversary preceding the death of an Insured the Death Benefit will exceed the amount on which the cost of insurance charges were based.  For policies applied for on or after October 6, 2008, this charge also compensates us for the risks we assume under the Guaranteed Death Benefit Rider.  This charge also compensates us for the risk that actual expenses incurred in issuing and administering the policies will exceed those expected to be incurred.  The foregoing are merely examples of some of the risks for which this charge is intended to compensate us.  The Asset Based Risk Charge will never exceed 1.00% on an annual basis.  The current Asset Based Risk Charge is 0.90% annually in years 1-10, 0.25% annually in years 11-20 and 0% in years 21+.

Monthly Deduction.  As of the Commencement Date and each Monthly Anniversary, we deduct from your Accumulated Value a Monthly Deduction to cover certain charges and expenses in connection with the policy.  If the Monthly Anniversary falls on a day other than a Valuation Day, the Monthly Deduction will be determined using the Accumulation Unit Values determined on the next Valuation Day.  If the Policy Date is prior to the Commencement Date, any amounts due from the Policy Date to the Commencement Date, in addition to the regular Monthly Deduction, will be taken on the next Monthly Anniversary.

The Monthly Deduction is the sum of the following items:

(1)	the cost of insurance charge for your policy;

(2)	the monthly policy fee;

(3)	the monthly administrative charge; and

(4)	the cost of additional benefits provided by rider, if any.

You may specify the Investment Divisions and the Fixed Account from which you wish us to deduct the Monthly Deduction.  If you do not, we will deduct the Monthly Deduction from the Investment Divisions and Fixed Account in proportion to their value on the Monthly Anniversary.

Cost of Insurance Charge.  The cost of insurance charge is effective as of the Policy Date and deducted as of the Commencement Date and each Monthly Anniversary thereafter by reduction of value of the Fixed Account(s) and canceling Accumulation Units when deducted from an Investment Division.  If the Policy Date is prior to the Commencement Date the charges would occur on the next Monthly Anniversary.  The cost of insurance charge is intended primarily to compensate us for providing life insurance coverage for the Insured.  We guarantee that this charge will not exceed the maximum cost of insurance charge determined on the basis of the rates shown in the table of guaranteed maximum monthly cost of insurance rates in your policy.  The cost of insurance charge is calculated based on the Net Amount at Risk.  The Net Amount at Risk for the Death Benefit options is as follows:

Option A – The greater of:  1) the Specified Death Benefit discounted by one month at the guaranteed minimum interest rate, minus the Accumulated Value or 2) the Minimum Death Benefit discounted by one month at the guaranteed minimum rate of interest, minus Accumulated Value.

Option B – The greater of: 1) the Specified Death Benefit discounted by one month at the guaranteed minimum interest rate or 2) the Minimum Death Benefit discounted by one month at the guaranteed minimum interest rate minus the Accumulated Value.

Option C – The greater of: 1) the Specified Death Benefit discounted by one month at the guaranteed minimum interest rate, plus the greater of the sum of all Premium paid minus all prior total partial surrender amounts or zero, minus the Accumulated Value or 2) the Minimum Death Benefit discounted by one month at the guaranteed minimum interest rate, minus the Accumulated Value.

The guaranteed cost of insurance charges vary based on your policy's Specified Death Benefit, Attained Age, and substandard rating.  Thus, the rates differ from year to year.  The cost of insurance charge covers our anticipated costs for standard and substandard ratings.  The current rate is determined by us, but it will never exceed the guaranteed rates shown in your policy.

The Accumulated Value may vary month to month, based on the performance of the Investment Divisions you have selected, the addition of interests credited to your Fixed Account and Loan Account (if any), the deduction of charges, and any other policy transactions.  Under policies with an Option A or Option C death benefit, increases in Accumulated Value generally decrease the Net Amount at Risk; conversely, decreases in the Accumulated Value increase the Net Amount at Risk.  Since the cost of insurance charge is based on the Net Amount at Risk, your cost of insurance charges probably will be correspondingly different each month.  Under policies with an Option B death benefit, however the Net Amount of Risk does not vary with changes in the Accumulated Value.  Accordingly, under Option B a change in Accumulated Value generally does not affect your monthly cost of insurance charge.  Under any Death Benefit option, however, if your death benefit equals Minimum Death Benefit, changes in Accumulated Value will affect the Net Amount at Risk, because your death benefit will equal the Accumulated Value times a specified percentage.  In that circumstance, increases in Accumulated Value increase the Net Amount at Risk and, accordingly, your monthly cost of insurance charge.

We determine the cost of insurance charge separately for the initial Specified Death Benefit and each subsequent increase.  The cost of insurance charge for an increase reflects circumstances, such as the Insured's age and health status, at the time of the increase.

We charge a lower current cost of insurance rate for policies with a Specified Death Benefit or Target Death Benefit of $1,000,000 or above.  If an increase (or decrease) in the Specified Death Benefit or Target Death Benefit causes a crossover from one band to the next, the monthly cost of insurance charge immediately following the increase will reflect the lower (or higher) cost of insurance rate.

Monthly Policy Fee.  We start deducting this fee as of the Commencement Date.  If the Policy Date is prior to the Commencement Date any amounts due from the Policy Date to the Commencement Date, in addition to the regular Monthly Deduction, will be taken on the next Monthly Anniversary.  We will deduct the charges for those months that have elapsed from the Policy Date to the Commencement Date.  Each month we deduct a monthly policy fee.  It is $15 per month for the first three Policy Years and $7.50 per month thereafter.  The monthly policy fee compensates Jackson primarily for expenses of policy administration, including those associated with preparing the policies and confirmations, maintenance of Owner records, and the cost of other services necessary to service Owners, as well as those administrative expenses listed above attributable to both the policies and the Separate Account.

Monthly Administrative Charge.  We start deducting this fee as of the Commencement Date unless the Policy Date is prior to the Commencement Date whereby the charges would occur on the next Monthly Anniversary.  We will deduct the charges for those months that have elapsed from the Policy Date to the Commencement Date.  The monthly administrative charge is $0.07 per month per $1,000 of Specified Death Benefit up to $2 million in Policy Years 1-10 and $0.01 per month per $1,000 (up to $2 million) thereafter.

If you request an increase in Specified Death Benefit under a policy applied for on or after October 6, 2008, we will impose an additional monthly administrative charge.  For each such increase, the additional charge will be (a) $0.07 per month per $1,000 of the increase (up to $2 million of increase) for 10 years from the date of the increase and (b) $0.01 per month per $1,000 of increase (up to $2 million of increase) thereafter.

The administrative charge compensates us primarily for our administrative expenses in connection with the issue and maintenance of the policies and initial preparation and maintenance of the Separate Account.  We perform or delegate all such administrative functions, which include preparation of annual reports and statements, maintenance of Investment Division and Separate Account records, and filing fees.  In addition, certain expenses such as administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, and costs associated with accounting, valuation, regulatory and reporting requirements are attributable to both the policies and maintenance of the Separate Account.

Surrender Charge.  If you surrender your policy or take a partial surrender, we may subtract a surrender charge from the proceeds.  The surrender charge on a total surrender equals the amount shown in the surrender charge table in your policy, plus any additional surrender charge due to increases in the Specified Death Benefit of your policy.  The amount of the surrender charge decreases over time.

Initial Surrender Charge.  When we issue your policy, we determine the initial surrender charge.  To determine the initial surrender charge, we multiply the Specified Death Benefit of your policy by a rate per thousand dollars of Specified Death Benefit.  The applicable rate depends on the Insured's age at issue, sex and rate class.  For example, if the Insured is age 45 when your policy is issued, the applicable rates per thousand are as follows:

Male, Preferred, Nonsmoker	$15.88
Female, Preferred Nonsmoker	$12.73

Accordingly, if the Insured were a male standard class age 45 and the policy's Specified Death Benefit were $100,000, the surrender charge initially would be $1,588.  The rates for each category are greater or lesser according to the age of the Insured when your policy is issued.

The surrender charge decreases each year over a period of 9 years from issue.  If you surrender your policy after 9 Policy Years have elapsed, we do not charge a surrender charge (unless you have increased the Specified Death Benefit of your policy, as explained above.)  The following table shows the 9-year surrender charge schedule for a male standard class age 45:

Policy Year	Surrender Charge per $1,000
1	$15.88
2	$14.12
3	$12.35
4	$10.59
5	$ 8.82
6	$ 7.06
7	$ 5.29
8	$ 3.53
9	$ 1.76
10+	$0

Thus, in the example given above, if the policy were surrendered during the 7th Policy Year, the surrender charge would equal $529.  The surrender charge decreases over the nine-year period by varying rates depending upon the issue age, sex and underwriting classification of the Insured.

Surrender Charge on Changes in Specified Death Benefit.  If you increase the Specified Death Benefit of your policy, we will impose an additional surrender charge.  We determine the initial amount of the additional surrender charge using the same formula and rates used in determining the initial surrender charge, except that we use the Insured's age and rating class at the time of the increase, rather than at the time your policy was issued.  Surrender charges will not be assessed to reduction in Specified Death Benefit.

The surrender charge on an increase also decreases over a 9-year period, starting from the effective date of the increase.  If you surrender your policy or make a partial surrender, we separately calculate the surrender charge applicable to the Specified Death Benefit amount and each increase and add those amounts to determine the total surrender charge.  If you decrease the Specified Death Benefit the applicable surrender charge remains the same.
We include in your policy a table showing the surrender charge rates for each duration applicable to the policy.  For additional information concerning the rates applicable to you, please consult your sales representative.

Example: The following example illustrates the calculation of the surrender charge for a policy that has had a post issue increase in the Specified Death Benefit.  Assuming a male standard nonsmoker age 45 at issue, an Initial Specified Death Benefit of $200,000, a post issue increase in the Specified Death Benefit of $50,000 effective on the 3rd policy anniversary, and no prior partial withdrawals, the surrender charge on a full surrender during the 6th policy year would be equal to (A) plus (B) where:

(A)	Is the initial Specified Death Benefit, multiplied by the 6th year surrender charge rate from the age 45 male standard nonsmoker surrender charge schedule, divided by $1,000

1. ($200,000 x $7.06/$1,000) = $1,412.00

(B)	Is the amount of the Specified Death Benefit increase, multiplied by the 3rd year surrender charge rate from the age 48 male standard nonsmoker surrender charge schedule, divided by $1,000

2. ($50,000 x $14.13/$1,000) = $706.50

The total surrender charge is $1,412.00 + $706.50 = $2,118.50

Surrender Charge on Partial Surrenders.  If you take a partial surrender, we will deduct a portion of the then current surrender charge and the partial surrender fee from your partial surrender proceeds.  The formula used to calculate the surrender charge on a partial surrender is as follows:

PW - $25	x ASC
AV - $25

Where:

PW	=	the total amount withdrawn, prior to any deductions;
AV	=	the Accumulated Value prior to the partial surrender;
$25	=	the partial surrender fee; and
ASC	=	the then current surrender charge on a total surrender, minus all surrender charges imposed on prior partial surrenders

Example: The following example illustrates the calculation of a partial surrender charge.  (The partial surrender charge is calculated in exactly the same way regardless of whether the full surrender charge is wholly attributable to the initial Specified Death Benefit or whether all or part of the full surrender charge is attributable to one or more Specified Death Benefit increases.)

Assume a full surrender charge equal to that calculated in the example above ($2,118.50, which, in this case, is attributable in part to the initial Specified Death Benefit and in part to a Specified Death Benefit Increase), an Accumulated Value of $45,000, partial withdrawal request of $10,000, and no prior partial withdrawals:

PW	=	$10,000;
AV	=	$45,000;
ASC	=	$2,118.50

Then, using the formula stated above, the surrender charge on a partial surrender during the 6th policy year would be equal to:

$10,000 (PW) - $25	x $2,118.50 (ASC)
$45,000 (AV) - $25

(PW less $25) is the requested partial withdrawal less the $25 partial surrender fee ($10,000 - $25 = $9,975).

(AV less $25) is the Accumulated Value less the $25 partial surrender fee ($45,000 - $25 = $44,975).

(ASC) is the full surrender charge less any surrender charges imposed upon prior partial surrenders ($2,118.50 - $0).

Therefore, in this example, the partial surrender charge is ($9,975/$44,975) x $2,118.50 = $469.86

The sales charge (in part) and the surrender charge are imposed primarily to cover our actual sales expenses, which include sales representatives' sales commissions and other sales and distribution expenses.  We expect to recover total sales expenses of the policies over the life of the policies.  However, the sales charge and surrender charge paid with respect to a particular policy may be higher or lower than the distribution expenses we incurred in connection with that policy.  To the extent distribution costs are not recovered by these charges, we may make up any shortfall from the assets of our general account, which includes funds derived from the asset based charge on the Separate Account assets and the other charges imposed under the policies.

Transfer Charge.  You may make 15 transfers free of charge in any Policy Year.  The Allocation Date transfer and transfers under our dollar cost averaging and rebalancing programs are free and are not counted toward the 15 free transfers per year and are not subject to the transfer charge.  We will deduct a charge of $25 per transfer in excess of 15 from the transferred amount before allocating it to the allocation option(s) you have requested.

Illustration Charge.  At your request, we will provide you with one personalized illustration free of charge each Policy Year.  We may charge a fee of up to $25 (to be paid in cash) for any additional illustration you may request.

Re-Underwriting Charge.  If your policy requires underwriting approval after the Commencement Date, we will deduct a charge of $25.

Rider Charges.  To the extent that your policy includes riders, a charge applicable to each rider you purchased may be deducted from your Accumulated Value each month.  Any such charge is to compensate us for providing the benefits pursuant to the rider in question and is specified in the applicable rider.  The rider charges are summarized in the Fee Table on page 1.  For a description of the available riders see “Optional Insurance Benefits” beginning on page 31.

Additional Policy Charges.  We do not currently assess a charge for federal, state, or other taxes that may be attributable to the operations of the Separate Account, but we reserve the right to do so in the future.

Underlying Mutual Fund Expenses.  You indirectly bear the charges and expenses of the Underlying Mutual Funds whose shares are held by the Investment Divisions to which you allocate your Accumulated Value.  The Separate Account purchases shares of the Underlying Mutual Funds at net asset value.  Each Underlying Mutual Fund's net asset value reflects management fees and other operating expenses already deducted from the Underlying Mutual Fund's assets.  For a summary of historical expenses of the Underlying Mutual Funds, see the table called “Underlying Mutual Fund Expenses” above.  For more information concerning the management fees and other charges against the Underlying Mutual Funds, see the prospectuses and the statements of additional information for the Underlying Mutual Funds, which are available upon request.

We may receive compensation from the investment advisers or administrators of the Underlying Mutual Funds.  Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and, therefore, may differ from one Underlying Mutual Fund to another.

Special Provisions for Group or Sponsored Arrangements.  Where permitted by state insurance laws, policies may be purchased under group or sponsored arrangements.  We may reduce or waive the charges and deductions described above for policies issued under these arrangements.  Among other things, we may waive surrender charges for employees, officers, directors, sales representatives, and their immediate family members.  We will reduce these charges and deductions in accordance with our rules in effect when we approve the application.  To qualify for a reduction, a group or sponsored arrangement must satisfy our criteria as to, for example, the size of the group, the expected number of participants, and anticipated premium from the group.  Generally, the sales contacts and effort, administrative costs, and mortality cost per policy vary based on such factors as the size of the group or sponsored arrangements, the purposes for which policies are purchased, and certain characteristics of the group's members.  The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements.  From time to time, we may modify on a uniform basis both the amounts of reductions and the criteria for qualification.  Reductions in these charges will not be unfairly discriminatory.

Purpose and Amount of Charges.  The names by which we refer to the various charges we deduct pursuant to the terms of your policy, as well as our above explanation of those charges, may indicate the charges’ primary purposes.  But we do not explain every purpose for which each charge is imposed and we expect to earn a profit from some of these charges (including, for example, the cost of insurance charge and the Asset Based Risk Charge).  We have the right to use any profits from any charge for any proper corporate purpose, including retaining such profits as part of our corporate surplus.

GENERAL POLICY PROVISIONS

Statements to Owners.  Each year following your Policy Anniversary, we will send you a report showing information concerning your policy transactions in the past year and the current status of your policy.  The report will include information such as the Accumulated Value as of the end of the current and the prior year, the current Death Benefit, Cash Surrender Value, Debt, partial surrenders, Earnings, premium paid, and deductions made since the last annual report.  We will also include any information required by state law or regulation.

We will mail you confirmations or other appropriate notices of policy transactions.  In addition, we will send you the financial statements of the Underlying Mutual Funds and other reports as specified in the 1940 Act.  Please give us 30 days written notice of any address change.  Please read your statements and confirmations carefully, verify their accuracy, and contact us within 30 days with any question you may have.

We are working to provide documentation electronically.  When this program is available, we will, as permitted, forward documentation electronically.  Please contact us at our Service Center for more information.

Limit on Right to Contest.  We may not contest the insurance coverage under the policy after the policy has been in force during the lifetime of the Insured(s) for two years from the Issue Date, except for nonpayment of any required premium.  A reinstated or modified policy may be contested only with respect to material misrepresentations made in the application for such reinstatement or request for policy modifications.  In the case of an increase in coverage under the policy, only the amount of the increase may be contested with respect to material misrepresentations made in the related application.

In issuing a policy, we rely on your application.  Your statements in that application, in the absence of fraud, are considered representations and not warranties.  We will not use any statement made in connection with the application to void the policy or to deny a claim unless that statement is contained in the written application.

Suicide.  If an Insured commits suicide while sane or insane within two years of the Issue Date, we will return to you an amount equal to the premiums paid less total partial surrenders and any Debt.  Any increase in coverage will also have a two-year suicide period relating specifically to the increase in coverage.  If an Insured commits suicide while sane or insane within two years of the effective date of any increase in coverage, we will return to you an amount equal to the portion of the Monthly Deduction associated with such increase.  The applicable suicide exclusion period may be longer or shorter in certain states.

Misstatement as to Age and Sex.  If the age or sex of an Insured is incorrectly stated in the application and the error is discovered before a claim is made, the benefits under the policy will be those that the premium paid would have purchased at the correct age and sex.  If the claim is in process when the error is discovered, the death benefit will be adjusted to be that which the most recent cost of insurance deduction would have purchased for the correct age and sex.

Beneficiary.  You name the beneficiary(ies) in the application.  You may change the beneficiary by submitting a written request to the Service Center, unless an irrevocable beneficiary was previously named.  We will provide a form to be signed and filed with us.  Your request for a change in beneficiary will take effect when we record the change.  Until we record the change in beneficiary, we are entitled to rely on your most recent instructions in our files.  Accordingly, we are not liable for making a payment to the person shown in our files or taking any other related action before that time.

If you name more than one primary beneficiary, we will divide the Death Benefit equally among your beneficiaries unless you instruct otherwise.  The interest of any beneficiary who dies before the Insured(s) ends at his or her death.  If no primary beneficiary survives the Insured(s), we will divide the Death Benefit equally among any surviving named contingent beneficiary(ies), unless you instruct otherwise.  If no beneficiary is living, we will pay the Death Benefit to the Owner or the Owner's estate.

Assignment.  You may assign your policy while it is in force.  You must notify us of an assignment in writing.  Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment.  We are not responsible for the validity of an assignment.  Your rights and the rights of the beneficiary may be affected by an assignment.  An assignment may result in taxable income and a 10% penalty tax.  You should consult your tax adviser before assigning your policy.

Creditors' Claims.  To the extent permitted by law, no benefits payable under this policy will be subject to the claims of your creditors or the creditors of your beneficiary.

Dividends.  We will not pay any dividend under the policy, nor do the policies share in the surplus or revenue of Jackson.

Notice and Elections.  To be effective, all notices and elections under the policy must be in writing, signed by you, and received by us at our Service Center.  Certain exceptions may apply.  Unless otherwise provided in the policy, all notices, requests and elections will be effective when received at our Service Center complete with all necessary information.

Modification.  We reserve the right to modify the policy without written notice or your consent in the circumstances described in this prospectus or as necessary to conform to applicable law or regulation or any ruling issued by a governmental agency.  The provisions of the policy will be construed so as to comply with the requirements of Section 7702 of the Code that defines life insurance.  We also reserve the right to change our administrative procedures consistent with the policy.

Conversion.  (This conversion privilege applies only to policies applied for before October 6, 2008.)  After the 20th Policy Anniversary, you may convert the policy to reduced paid-up insurance, so long as your Net Accumulated Value is at least $3,000, and if you do not want to pay any additional premium.  With reduced paid-up insurance, the policy's Death Benefit becomes your Net Accumulated Value divided by the net single premium.  The net single premium is calculated using the minimum interest rate of the Fixed Account and the guaranteed COI charge, which varies by sex and age of the Insured.  Reduced paid-up insurance has an accumulated value based on the minimum interest rate of the Fixed Account and the COI charges under the Commissioner's 1980 Standard Ordinary Age Nearest Birthday Mortality Table, male or female.  Partial surrenders will reduce the accumulated value and Death Benefit.  No loans will be allowed under this option.

FEDERAL TAX CONSIDERATIONS

The following discussion is based upon our understanding of current federal income tax law applicable to life insurance policies in general and is not intended as tax advice.  You should consult competent tax counsel for more complete information.

There is the risk that the tax advantages associated with the policy may be reduced or eliminated by changes in the federal tax laws.  We cannot predict the probability that any changes in those laws will be made.  Also, we do not guarantee the tax status of the policy.  You bear the complete risk that the policy may not be treated as a “life insurance contract” under federal income tax laws.  We also have not considered any applicable state or other federal tax laws.  You should seek tax advice concerning the effect on your personal tax liability of the transactions permitted under the policy, as well as any other questions you may have concerning the tax status of the policy, the applicability of state or other tax laws or the possibility of changes in the tax law.

The policy may be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others.  The tax rules applicable to such plans are complex and the tax consequences of such plans will vary depending on the particular facts and circumstances of each individual arrangement.  Therefore, if the use of the policy in any such arrangement is contemplated, you should consult a qualified tax adviser for advice on the tax attributes and consequences of the particular arrangement.

Taxation of Jackson and the Separate Account.  Jackson is taxed as a life insurance company under Part I of Subchapter L of the Code.  The operations of the Separate Account are taxed as part of the operations of Jackson.  Investment income and realized capital gains are not taxed to the extent that they are applied under the policy.  Accordingly, we do not anticipate that Jackson will incur any federal income tax liability attributable to the operation of the Separate Account (as opposed to the federal tax related to the receipt of premiums under the policy).  Therefore, we are not making any charge or provision for federal income taxes attributable to the operation of the Separate Account.  However, if the tax treatment of the Separate Account is changed, we may charge the Separate Account for its share of the resulting federal income tax.

In several states we may incur state and local taxes (in additional to premium taxes) on the operations of the Separate Account.  At present, these taxes are not significant and we currently are not making any charge or provision for them against the Separate Account.  If these taxes should be increased, we may make a charge or provision for them against the Investment Divisions.  If we do so, the value of Accumulation Units and, therefore, the investment results of the Investment Divisions will be reduced.
Jackson Taxation.  We will pay company income taxes on the taxable corporate earnings created by this separate account product adjusted for various permissible deductions and certain tax benefits discussed below.  While we may consider company income tax liabilities and tax benefits when pricing our products, we do not currently include our income tax liabilities in the charges you pay under the contract.  We will periodically review the issue of charging for these taxes and may impose a charge in the future.  (We do impose a so-called “Federal Deferred Acquisition Cost (“DAC”) Tax Charge” under variable life insurance policies, but the “Federal DAC Tax Charge” merely compensates us for the required deferral of acquisition costs and does not constitute company income taxes.)

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits reduce our overall corporate income tax liability.  Under current law, such benefits may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the separate accounts, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the separate account receives; (ii) product owners are not the owners of the assets generating the benefits under applicable income tax law; and (iii), while we impose a so-called “Federal DAC Tax Charge” under variable life insurance policies, we do not currently include company income taxes in the charges owners pay under the policies.

Tax Status of the Policy.  The policy is structured to satisfy the definition of a life insurance contract under Section 7702 of the Code, which generally provides for the taxation of life insurance policies and places limitations on the relationship of the Accumulated Value to the insurance amount at risk.  As a result, the Death Benefit ordinarily will be fully excluded from the gross income of the beneficiary.

Depending upon the circumstances, a surrender, partial surrender, change in the Death Benefit option, change in the Specified Death Benefit, lapse with a policy loan outstanding, or an assignment of the policy may have tax consequences.  In particular, under specified conditions, a distribution under the policy during the first 15 years from date of issue that reduces future benefits under the policy will be taxed to you as ordinary income to the extent of any investment earnings in the policy.

In the absence of final regulations or other pertinent interpretations of the Code, some uncertainty exists as to how a substandard risk policy can meet the statutory definition of life insurance.  If a policy were deemed not to be life insurance for tax purposes, it would not provide most of the tax advantages usually provided by life insurance.  We reserve the right to amend the policy to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service (“IRS”).

Diversification Requirements.  Section 817(h) of the Code requires the investments held under the policy to be “adequately diversified” in accordance with Treasury regulations in order for the policy to be treated as a life insurance contract for federal income tax purposes.  We intend that each Investment Division and each Underlying Mutual Fund in which an Investment Division invests will comply with the diversification requirements prescribed by Section 1.817-5 of the Treasury regulations, which prescribe how assets may be invested.  If the investments held under the policy were not “adequately diversified,” you would lose the tax deferral advantages of the policy and would be subject to current federal income taxes on all Earnings allocable to the policy.

Owner Control.  In certain circumstances, the owner of a variable life insurance policy may be considered, for federal income tax purposes, the owner of the assets of the variable account used to support the policy.  In those circumstances, income and gains from the variable account assets would be includible in the Owner's gross income.  In a Revenue Ruling issued in 2003, the IRS considered certain variable annuity and variable life insurance policies and held that the types of actual and potential control that the policy owners could exercise over the investment assets held by the insurance company under these variable policies was not sufficient to cause the policy owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.  Under the policy, like the policies described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the policy owner and Jackson regarding the availability of a particular investment option and other than the policy owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The policy will differ from the policies described in the Revenue Ruling in two respects.  The first difference is that the policy in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional eight options whereas our policy offers 79 Investment Divisions and at least one Fixed Account.  The second difference is that the owner of a policy in the Revenue Ruling could only make one transfer per 30-day period without a fee, whereas a policy owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the owner of a variable policy is to be treated as the owner of the assets held by the insurance company under the policy will depend on all of the facts and circumstances.  Jackson does not believe that the differences between the policy and the policies described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the policy without an additional charge should prevent the holding in the Revenue Ruling from applying to the owner of a policy.  At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance.  We reserve the right to modify the policy to the extent required to maintain favorable tax treatment.

The remainder of this discussion assumes that the policy will be treated as a life insurance contract for federal income tax purposes and that Jackson will be considered the owner, for federal income tax purposes, of the Separate Account assets.

Tax Treatment of Life Insurance Death Benefit Proceeds.  In general, the amount of the Death Benefit payable under your policy is excludable from gross income under the Code.  Certain transfers of the policy, however, may result in a portion of the Death Benefit being taxable.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the payment options, payments will include both amounts attributable to the Death Benefit, which will be excludable from the beneficiary's gross income, and amounts attributable to interest (occurring after the Insured's death), which will be includable in the beneficiary's gross income.

Tax Deferral During Accumulation Period.  Under existing provisions of the Code, any increase in your Accumulated Value is generally not taxable to you unless you receive or are deemed to receive amounts from the policy before the Insured dies.  See the following section entitled “Distributions” for a discussion of the taxability of such payments.

Distributions.  If you make a full withdrawal under your policy, the amount withdrawn will be includable in your income to the extent the amount received exceeds the “investment in the contract.”  The “investment in the contract” generally is the total premium and other consideration paid for the policy, less the aggregate amount previously received under the policy to the extent such amounts received were excludable from gross income.

Whether partial surrenders (or other amounts deemed to be withdrawn) from the policy constitute income depends, in part, upon whether the policy is considered a “modified endowment contract” (“MEC”) for federal income tax purposes.  Amounts deemed to be withdrawn for this purpose include charges deducted for the Other Insured Term Insurance Rider (on rider Insureds who are not related to the base Insured).

Policies Which Are MECs

Characterization of a Policy as a MEC.

Section 7702A of the Code treats any life insurance contract that fails to satisfy a “seven-pay” test as a modified endowment contract.  A policy will fail to satisfy the seven-pay test if the cumulative premiums paid under the policy at any time during the first seven policy years, or within seven years after a material change in the policy, exceed the sum of the net level premiums that would have been paid had the policy provided for paid-up future benefits after the payment of seven level premiums.

We will monitor your premium payments and other policy transactions and notify you if a payment or other transaction might cause your policy to become a MEC.  We will not invest any premium or portion of a premium that would cause your policy to become a MEC.  If we receive such a premium, we will notify you and if you elect to have your policy become a MEC contract, we will apply the premium on the business day we receive your election.  Otherwise we will return the premium to you.

Further, if a transaction occurs which decreases the Death Benefit of your policy during the first seven years, we will retest your policy, as of the date of its purchase, based on the lower Death Benefit to determine compliance with the seven-pay test.  Also, if a decrease in the Death Benefit occurs within seven years of a “material change,” we will retest your policy for compliance as of the date of the “material change.”  Failure to comply in either case would result in the policy's classification as a MEC.

The rules relating to whether a policy will be treated as a MEC are complex.  Therefore, you should consult with a qualified tax adviser to determine whether a particular transaction will cause your policy to be treated as a MEC.

Tax Treatment of Partial Surrenders, Loans, Assignments and Pledges under MECs.  If your policy is a MEC, partial surrenders from your policy and other amounts deemed to be withdrawn will be treated first as withdrawals of income and then as a recovery of premium.  Thus, you may realize taxable income upon a withdrawal if the Accumulated Value exceeds the “investment in the contract.”  You may also realize taxable income when you take a policy loan, because any loan (including unpaid loan interest) under the policy will be treated as a withdrawal for tax purposes.  Charges for some riders may be treated as withdrawals under these provisions.  In addition, if you assign or pledge any portion of the value of your policy (or agree to assign or pledge any portion), the assigned or pledged portion of your Accumulated Value will be treated as a withdrawal for tax purposes.  Before assigning, pledging, or requesting a loan under a policy that is a MEC, you should consult a qualified tax adviser.

Penalty Tax.  Generally, withdrawals (or the amount of any deemed withdrawals) from a MEC are subject to a penalty tax equal to 10% of the portion of the withdrawal that is includable in income, unless the withdrawals are made:  (1) after you reach age 59½, (2) because you have become disabled (as defined in the Code), or (3) as substantially equal periodic payments over your life or life expectancy or the joint lives or life expectancies of you and your beneficiary, as defined in the Code.  These exceptions will not apply, however, if the Owner of the policy is a corporation, partnership, trust or other entity.

Aggregation of Policies.  All life insurance policies that are MECs and that are purchased by the same person from us or any of our affiliates within the same calendar year will be aggregated and treated as one life insurance policy for purposes of determining the amount of a withdrawal (including a deemed withdrawal) that is includable in taxable income and subject to the 10% penalty tax.

Policies Which Are Not MECs

Tax Treatment of Withdrawals Generally.  If your policy is not a MEC, the amount of any partial withdrawal or deemed withdrawal from the policy will be treated first as a non-taxable recovery of premium and then as gross income from the policy.  Thus, only the portion of a withdrawal that exceeds the “investment in the contract” immediately before the withdrawal will be includable in gross income.

Certain Distributions Required by the Tax Law in the First 15 Policy Years.  As indicated above, the Code limits the amount of premium that may be paid and the Accumulated Values that can accumulate relative to the Death Benefit.  Where cash distributions are required under the Code in connection with a reduction in benefits during the first 15 years after the policy is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the Code, during this period), some or all of such amounts may be includable in taxable income.

Tax Treatment of Loans.  If your Policy is not a MEC, a loan received under the policy generally will be treated as indebtedness for tax purposes, rather than a withdrawal of Accumulated Value.  As a result, you will not realize taxable income on any part of the loan as long as the policy remains in force.  If you make a full surrender under your policy or if it lapses, any outstanding loan balance will be treated as an amount received by you as part of the Surrender Value.  Accordingly, you may be subject to taxation on the loan amount at that time.  Generally, you may not deduct interest paid on loans under the policy.

Finally, if your Policy is not a MEC, distributions (including distributions upon surrender) and policy loans are not subject to the 10% additional penalty tax.

Treatment Beyond Attained Age 121 (or Attained Age 100 for policies applied for before October 6, 2008).  As described above, if the Cash Surrender Value is greater than zero at the Insured's Attained Age 121 (or Attained Age 100 for policies applied for before October 6, 2008), no additional premiums will be accepted and no additional monthly charges will be incurred.  Neither the Code nor any regulations or other guidance under the Code prescribe how a policy can qualify as a life insurance contract for federal tax purposes after an Insured attains age 121 (or Attained Age 100 for policies applied for before October 6, 2008), and there is a risk that you could be viewed as constructively receiving the Cash Surrender Value (including any Indebtedness) in the year in which the Insured attains age 121 (or Attained Age 100 for policies applied for before October 6, 2008).  In that event, you would realize taxable income at that time in an amount equal to the Accumulated Value less the “investment in the contract”, even if the Accumulated Value is not distributed at that time.  You should consult a qualified tax professional as an Insured approaches Attained Age 121 (or Attained Age 100 for policies applied for before October 6, 2008).

Actions to Ensure Compliance with the Tax Law.  We believe that the maximum amount of premium we intend to permit for the Policies will comply with the Code definition of life insurance.  We will monitor the amount of your premium, and, if your total premiums during a Policy Year exceed those permitted by the Code, we will refund the excess premium within 60 days of the end of the Policy Year and will pay interest and other earnings (which will be includable in taxable income) as required by law on the amount refunded.  In addition, the operation of certain provisions in the policy may increase the Death Benefit (which may result in larger charges under a Policy) or require other action deemed necessary to ensure the compliance of the policy with the federal tax definition of life insurance.

Federal Income Tax Withholding.  We will withhold and remit to the federal government a part of the taxable portion of withdrawals made under a policy, unless the Owner notifies us in writing at or before the time of the withdrawal that he or she chooses not to have withholding.  As Owner, you will be responsible for the payment of any taxes and early distribution penalty taxes that may be due on the amounts received or deemed received under the policy, whether or not you choose withholding.  You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

Tax Advice.  This summary is not a complete discussion of the tax treatment of the policy.  You should seek tax advice from an attorney who specializes in tax issues.

DESCRIPTION OF JACKSON AND THE SEPARATE ACCOUNT

Jackson National Life Insurance Company.  Jackson is a stock life insurance company organized under the laws of the state of Michigan in June 1961.  Its legal domicile and principal business address is 1 Corporate Way, Lansing Michigan 48951.  Jackson is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York.  Jackson is ultimately a wholly owned subsidiary of Prudential plc in London, England.

The Separate Account.  The Separate Account was established in 1997 as a segregated asset account of Jackson.  The Separate Account meets the definition of a “separate account” under the federal securities laws and is registered with the Securities and Exchange Commission as a unit investment trust under the 1940 Act.  The Securities and Exchange Commission does not supervise the management of the Separate Account or Jackson.

We own the assets of the Separate Account, but we hold them separate from our other assets.  To the extent that these assets are attributable to the policies offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct.  Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses.  Our obligations arising under the policies are general corporate obligations of Jackson.

The Separate Account is divided into Investment Divisions.  The assets of each Investment Division are invested in the shares of one of the Underlying Mutual Funds.  We do not guarantee the investment performance of the Separate Account, its Investment Divisions, or the Underlying Mutual Funds.  Values allocated to the Separate Account will rise and fall with the values of shares of the Underlying Mutual Funds and are also reduced by policy charges.  In the future, we may use the Separate Account to fund other variable life insurance policies.  We will account separately for each type of variable life insurance policy funded by the Separate Account.

Safekeeping of the Separate Account's Assets.  We hold the assets of the Separate Account.  We keep those assets physically segregated and held separate and apart from our general account assets.  We maintain records of all purchases and redemptions of shares of the Underlying Mutual Funds.

State Regulation of Jackson.  We are subject to the laws of Michigan and regulated by the Michigan Department of Insurance.  We file quarterly and annual statements with the Department of Insurance covering our operations and financial condition for the quarter and year-end.  We are examined periodically by the Department of Insurance to verify our liabilities and policy reserves.  Our books and records are subject to review by the Department of Insurance at all times.  We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

DISTRIBUTION OF POLICIES

Jackson National Life Distributors LLC (“JNLD”), located at 7601 Technology Way, Denver, Colorado 80237, serves as the distributor of the policies.  JNLD is a wholly owned subsidiary of Jackson National Life Insurance Company.

Commissions are paid to registered representatives who sell the policies.  Information on commissions can be found in the Statement of Additional Information.  Where lower commissions are paid, we may also pay trail commissions.  We may use any of our corporate assets to cover the cost of distribution, including any profit from the policy's Asset Based Risk Charge and other charges.

Under certain circumstances, JNLD out of its own resources may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions.  These payments and/or reimbursements to broker-dealers are in recognition of their marketing and distribution and/or administrative services support.  They may not be offered to all broker-dealers, and the terms of any particular agreement may vary among broker-dealers depending on, among other things, the level and type of marketing and distribution support provided assets under management, and the volume and size of the sales of our insurance products.  They may provide us greater access to the registered representatives of the broker-dealers receiving such compensation or may otherwise influence the broker-dealer and/or registered representative to present the Contracts more favorably than other investment alternatives.  Such compensation is subject to applicable state insurance law and regulation and the NASD rules of conduct.  While such compensation may be significant, it will not cause any additional direct charge by us to you.

The two primary forms of such compensation paid by JNLD are overrides and marketing support payments.  Overrides are payments that are designed as consideration for product placement, assets under management and sales volume.  Overrides are generally based on a fixed percentage of product sales.  Marketing support payments may be in the form of cash and/or non-cash compensation and allow us to, among other things, participate in sales conferences and educational seminars.  Examples of such payments include, but are not limited to, reimbursements for representative training or “due diligence” meetings (including travel and lodging expenses), client prospecting seminars, and business development and educational enhancement items.  Payments or reimbursements for meetings and seminars are generally based on the anticipated level of participation and/or accessibility and the size of the audience.  Subject to NASD rules of conduct, we may also provide cash and/or non-cash compensation to registered representatives in the form of gifts, promotional items and occasional meals and entertainment.

Below is an alphabetical listing of the 20 broker-dealers that received the largest amounts of marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products:

Centaurus Financial, Inc.
Commonwealth Financial Network
First Allied Securities, Inc.
Invest Financial Corp.
Investment Centers of America, Inc.
Lincoln Financial
LPL Financial Corporation
MML Investors Services Inc.
Morgan Keegan & Company
National Planning Corporation
NEXT Financial Group, Inc.
Prime Capital Services Inc.
Raymond James
Securities America, Inc.
Signator Investors, Inc.
SII Investments, Inc.
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Wells Fargo Advisors LLC
Woodbury Financial Services, Inc.

Please see Appendix B for a complete list of broker-dealers that received amounts of marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products.  While we endeavor to update this list on an annual basis, please note that interim changes or new arrangements may not be listed.

Besides Jackson National Life Distributors LLC, we are affiliated with the following broker-dealers:

•	National Planning Corporation,

•	SII Investments, Inc.,

•	IFC Holdings, Inc. d/b/a Invest Financial Corporation,

•	Investment Centers of America, Inc., and

•	Curian Clearing LLC

The Distributor also has the following relationships with the sub-advisers and their affiliates.  The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate.  The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser's participation.  National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds.  The fees range between 0.30% and 0.45% depending on these factors.  In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the “Other Contracts”) issued by Jackson and its subsidiary Jackson National Life Insurance Company of New York.  Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation.  Unaffiliated broker-dealers are also compensated at the standard rates of compensation.  The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

All of the compensation described here, and other compensation or benefits provided by Jackson or our affiliates, may be greater or less than the total compensation on similar or other products.  The amount and/or structure of the compensation can possibly create a potential conflict of interest as it may influence your registered representative, broker-dealer or selling institution to present this policy over other investment alternatives.  The variations in compensation, however, may also reflect differences in sales effort or ongoing customer services expected of the registered representative or the broker-dealer.  You may ask your registered representative about any variations and how he or she and his or her broker-dealer are compensated for selling the policy.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account.  Jackson is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products.  These matters are sometimes referred to as market conduct litigation.  The market conduct litigation currently pending against Jackson asserts various theories of liability and purports to be filed on behalf of individuals or differing classes of persons in the United States who purchased either life insurance or annuity products from Jackson during periods ranging from 1981 to present.  Jackson has retained national and local counsel experienced in the handling of such litigation.  To date, such litigation has either been resolved by Jackson on a non-material basis or is being vigorously defended.  Jackson accrues for legal contingencies once the contingency is deemed to be probable and estimable.  Please see the Jackson National Life Insurance Company and Subsidiaries Consolidated Financial Statements for the year ending December 31, 2009, for information concerning such amounts that have been accrued.  At this time, it is not feasible to make a meaningful estimate of the amount or range of any additional losses that could result from an unfavorable outcome in such actions.

FINANCIAL STATEMENTS

You can find the financial statements for the Separate Account and Jackson in the Statement of Additional Information.  The financial statements of Jackson that are included should be considered only as bearing upon Jackson's ability to meet its contractual obligations under the policies.  Jackson's financial statements do not bear on the future investment experience of the assets held in the Separate Account.

PRIVACY POLICY

Collection of Nonpublic Personal Information.  We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

•	Information we receive from you on applications or other forms;

•	Information about your transactions with us;

•	Information we receive from a consumer reporting agency;

•	Information we obtain from others in the process of verifying information you provide us; and

•	Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

Disclosure of Current and Former Customer Nonpublic Personal Information.  We will not disclose our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, except as permitted by law.  To the extent permitted by law, we may disclose to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your policy and process the transactions and services you request.  We do not sell information to either affiliated or non-affiliated parties.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Owner communications.  Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested.  These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

You should know that your sales representative is independent of Jackson.  He or she is responsible for the use and security of information you provide him or her.  Please contact your sales representative if you have questions about his or her privacy policy.

Security to Protect the Confidentiality of Nonpublic Personal Information.  We have security practices and procedures in place to prevent unauthorized access to your nonpublic personal information.  Our practices of safeguarding your information help protect against the criminal use of the information.  Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We restrict access to nonpublic personal information about you to our employees, agents and contractors.  We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to guard your nonpublic personal information.

GLOSSARY OF TERMS

We have capitalized certain terms used in this prospectus.  To help you understand these terms, we have defined them in this section.

1940 Act - Investment Company Act of 1940, as amended.

Accumulated Value - The sum of your values in the Separate Account, the Fixed Account, and the Loan Account.  In policies applied for before October 6, 2008, Accumulated Value was referred to as Policy Value.

Accumulation Unit - An accounting unit of measurement that we use to calculate the value in an Investment Division.

Allocation Date - The date we allocate premium from the Fixed Account to the Investment Divisions elected on the application (or the most recent allocation instructions provided by the Owner).  The Allocation Date is generally the first business day on or after the fifth day following the Right to Examine Period for your policy.

Asset Based Risk Charge – Policies applied for before October 6, 2008, refer to this charge as the mortality and expense risk charge.

Attained Age - The Insured's age on the birthday nearest to the Policy Date plus the number of full years since the Policy Date.

Base Death Benefit - The greater of the death benefit for the base coverage (as defined by the Specified Death Benefit and Death Benefit option) or the Minimum Death Benefit.

Cash Surrender Value - The Accumulated Value minus any applicable surrender charge, minus any Debt.

Code - Internal Revenue Code of 1986, as amended.

Commencement Date - The date we place your policy in force after we have received: underwriting approval, any requirements outstanding after the Issue Date, and premium in an amount equal to or exceeding the minimum initial requirement.

Day 1 Loans - A loan that exists at the Issue Date of a policy as a result of a 1035 transfer of a policy with an existing loan.

Death Benefit - The greater of (a) the Minimum Death Benefit or (b) the death benefit amount determined by the Death Benefit option and the Specified Death Benefit  (or the Target Death Benefit if the policy was applied for before October 6, 2008, and the Scheduled Term Insurance Rider is elected) you have chosen.  If the Scheduled Term Insurance Rider is not elected, the Death Benefit equals the Base Death Benefit.  If the Scheduled Term Insurance Rider is elected, the Death Benefit equals the Total Death Benefit.

Death Benefit Proceeds - The amount we will pay to the beneficiary(ies) under the policy upon the death of the Insured.  This amount is equal to the Death Benefit less any outstanding Debt or due and unpaid charges plus any rider benefits.

Debt - The sum of all unpaid policy loans and accrued interest.

Earnings - Your Accumulated Value reduced by total premiums paid.

Fixed Account - An allocation option under the policy that earns an annually declared rate of interest of not less than 3%.  Assets allocated to the Fixed Account are part of our general account.

Grace Period - A 61-day period during which we will keep your policy in force even though the Accumulated Value is insufficient to keep your policy in force.  We will notify you and give you an opportunity to pay additional premium or policy loan repayments to keep your policy in force after the Grace Period.

Guideline Premium - The maximum amount of premium you can contribute to your policy under the Code.

Insured - The person whose life is insured under the policy.

Investment Division - Separate and distinct divisions of the Separate Account, each of which invests in a single Underlying Mutual Fund.  The value in the Investment Divisions will go up or down depending on the performance of the underlying mutual funds and the charges deducted from the Investment Divisions.

Issue Date - The date Jackson issued your policy and from which we measure contestability periods.  It may be later than the Policy Date.

Loan Account - An account established as part of our general account for amounts transferred from the Investment Divisions and/or the Fixed Account as security for your policy loans.

Minimum Death Benefit - Your Accumulated Value multiplied by the death benefit percentage applicable to the Attained Age as shown in the policy, or if greater, the minimum amount necessary for the policy to stay qualified as life insurance for federal tax purposes.

Minimum Premium - The minimum premium amount that must be paid during the first five Policy Years in order for the Net Accumulated Value (rather than the Cash Surrender Value) to be used to determine whether your Accumulated Value is sufficient to keep your policy in force.  (However, for policies applied for before October 6, 2008, this period is three years, rather than five.)

Monthly Anniversary - The same day in each month as the Policy Date unless your Policy Date is on the 29th, 30th or 31st and there is no such date in the month, then your Monthly Anniversary is the last day of the month.

Monthly Deduction - The amount deducted from your Accumulated Value on each Monthly Anniversary, consisting of the cost of insurance charge, the monthly policy fee, the monthly administrative charge, and the cost of any optional benefit.  If a monthly anniversary is not a business day, we will determine your Monthly Deduction as of the next following business day, and the deduction will have an effective date equal to the Monthly Anniversary date.

Net Accumulated Value - The Accumulated Value minus Debt.  In policies applied for before October 6, 2008, Net Accumulated Value was referred to as Net Policy Value.

Net Amount at Risk - The net amount at risk is the amount on which cost of insurance charges are based.

Net Premium - The premium less the Premium Charges.

Owner - The person(s) having the privileges of ownership defined in the policy.  The Owner(s) may or may not be the same person(s) as the Insured(s).  If your policy is issued pursuant to a retirement plan, your ownership privileges may be modified by the plan.

Policy Anniversary - An annual anniversary of the Policy Date.

Policy Date - The effective date of insurance coverage under your policy.  It is used to determine Policy Anniversaries, Policy Years, and Monthly Anniversaries.

Policy Year - Each twelve-month period beginning on the Policy Date or any Policy Anniversary.

Premium Charges - The sales charge, the premium tax charge, and the federal (DAC) tax charge.

Qualifying Monthly Premium Amount - The amount specified as such in your policy, if your policy includes the Guaranteed Death Benefit Rider.  The Qualifying Monthly Premium Amount is used in determining whether your policy meets the premium requirement of the Guaranteed Death Benefit Rider.

Required Monthly Premium Amount - The amount specified as such in your policy, if your policy includes the Guaranteed Minimum Death Benefit Rider.  The Required Monthly Premium Amount is used in determining whether your policy meets the premium requirement of the Guaranteed Minimum Death Benefit Rider.

Right to Examine Period - The minimum period of time during which you can cancel your policy, generally ten days from the date your received your policy.

Separate Account - Jackson National Life Separate Account IV, the segregated asset account of Jackson that funds the policies.

Service Center - Jackson Service Center, P.O. Box 30502, Lansing, Michigan 48909-8002, 1-800-766-4683 or IMG Service Center, P.O. Box 30386, Lansing, Michigan 48909-7886, 1-800-777-7779.  You can send express mail to the Jackson Service Center at 1 Corporate Way, Lansing, Michigan 48951 or the IMG Service Center at 1 Corporate Way, Lansing, Michigan 48951.

Specified Death Benefit - The initial amount of insurance under your base policy, adjusted for any changes in accordance with the terms of your policy.

Target Death Benefit - The death benefit specified in the Scheduled Term Insurance Rider, adjusted for any changes in accordance with the terms of your policy.

Target Premium - The premium amount used to determine the initial portion of the sales charge and sales compensation.  This amount is set by the Company and varies by age, sex, Specified Death Benefit amount and underwriting classification.

Total Death Benefit - The greater of the death benefit for (a) the base and Scheduled Term Insurance Rider coverage (as defined by the Target Death Benefit and Death Benefit option) or (b) the Minimum Death Benefit.

Underlying Mutual Fund – A separate investment series of one of the following registered management investment companies: JNL Series Trust or JNL Variable Fund LLC.  The assets of each Investment Division of the Separate Account will be invested in one of the Underlying Mutual Funds.  Policies applied for before October 6, 2008, refer to these series as “Portfolios,” rather than as Underlying Mutual Funds.

Valuation Day - Each Business Day, as used in the policy, so long as the New York Stock Exchange is open for business.

Valuation Period - The period of time over which we determine the change in the value of the Investment Divisions.  Each Valuation Period begins at the close of normal trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time) on each Valuation Day and ends at the close of the New York Stock Exchange on the next Valuation Day.

Written Request - A request in writing received by us at our Service Center that meets our requirements for completeness.  A complete Written Request is said to be in good order.

APPENDIX A

Effects of Partial Surrenders on the Death Benefit under Death Benefit Option A

The following examples illustrate how the Death Benefit is decreased as the result of a partial surrender under different circumstances.  All examples assume a total partial surrender amount of $20,000 and a corridor percentage of 250%.  See “Partial Surrenders” on page 37 for more information.

Example 1.  The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where neither the Base Death Benefit nor the Total Death Benefit is in the corridor.

	Before the Partial Surrender	After the Partial Surrender
Accumulated Value	$40,000	$20,000
Specified Death Benefit (A)	$200,000	$180,000
Target Death Benefit (B)	$250,000	$230,000
Minimum Death Benefit (C)	$100,000 ($40,000 x 250%)	$50,000 ($20,000 x 250%)
Base Death Benefit	$200,000 (greater of A and C)	$180,000 (greater of A and C)
Total Death Benefit	$250,000 (greater of B and C)	$230,000 (greater of B and C)

As shown above, both the Specified Death Benefit and the Target Death Benefit are reduced by $20,000, the total partial surrender amount.  The amount of Scheduled Term Insurance Rider coverage is unchanged at $50,000, the difference between the Total Death Benefit and the Base Death Benefit (the “STR Coverage”).

Example 2.  The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where the Base Death Benefit (but not the Total Death Benefit) is in the corridor, and total partial surrender amount is greater than the difference between the Minimum Death Benefit and Specified Death Benefit.

	Before the Partial Surrender	After the Partial Surrender
Accumulated Value	$84,000	$64,000
Specified Death Benefit (A)	$200,000	$190,000
Target Death Benefit (B)	$250,000	$230,000
Minimum Death Benefit (C)	$210,000 ($84,000 x 250%)	$160,000 ($64,000 x 250%)
Base Death Benefit	$210,000 (greater of A and C)	$190,000 (greater of A and C)
Total Death Benefit	$250,000 (greater of B and C)	$230,000 (greater of B and C)

As shown above, the Specified Death Benefit is reduced by $10,000, the amount by which the total partial surrender amount ($20,000) exceeded the difference between the Minimum Death Benefit ($210,000) and the Specified Death Benefit ($200,000) immediately before the partial surrender, while the Target Death Benefit is reduced by the total partial surrender amount.  The STR Coverage is unchanged as a result of the total partial surrender.

Example 3.  The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where the Base Death Benefit (but not the Total Death Benefit) is in the corridor, and total partial surrender amount is less than the difference between the Minimum Death Benefit and Specified Death Benefit.

	Before the Partial Surrender	After the Partial Surrender
Accumulated Value	$90,000	$70,000
Specified Death Benefit (A)	$200,000	$200,000
Target Death Benefit (B)	$250,000	$230,000
Minimum Death Benefit (C)	$225,000 ($90,000 x 250%)	$175,000 ($70,000 x 250%)
Base Death Benefit	$225,000 (greater of A and C)	$200,000 (greater of A and C)
Total Death Benefit	$250,000 (greater of B and C)	$230,000 (greater of B and C)

As shown above, the Specified Death Benefit is unchanged, while the Target Death Benefit is reduced by $20,000, the total partial surrender amount.  The STR Coverage adjusts from $25,000 to $30,000 as a result of the total partial surrender.

Example 4.  The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where both the Base Death Benefit and the Total Death Benefit are in the corridor, and total partial surrender amount is less than the difference between the Minimum Death Benefit and Specified Death Benefit but greater than the difference between the Minimum Death Benefit and the Target Death Benefit.

	Before the Partial Surrender	After the Partial Surrender
Accumulated Value	$104,000	$84,000
Specified Death Benefit (A)	$200,000	$200,000
Target Death Benefit (B)	$250,000	$240,000
Minimum Death Benefit (C)	$260,000 ($104,000 x 250%)	$210,000 ($84,000 x 250%)
Base Death Benefit	$260,000 (greater of A and C)	$210,000 (greater of A and C)
Total Death Benefit	$260,000 (greater of B and C)	$240,000 (greater of B and C)

As shown above, the Specified Death Benefit is unchanged, while the Target Death Benefit is reduced by $10,000, the amount by which the total partial surrender amount exceeds the difference between the Minimum Death Benefit and the Target Death Benefit.  The STR Coverage adjusts from $0 to $30,000 as a result of the total partial surrender.

Example 5.  The following example illustrates the effect of a partial surrender on the Death Benefit for a policy having the indicated values, where both the Base Death Benefit and the Total Death Benefit are in the corridor, and total partial surrender amount is less than the difference between the Minimum Death Benefit and Specified Death Benefit and also less than the difference between the Minimum Death Benefit and the Target Death Benefit.

	Before the Partial Surrender	After the Partial Surrender
Accumulated Value	$110,000	$90,000
Specified Death Benefit (A)	$200,000	$200,000
Target Death Benefit (B)	$250,000	$250,000
Minimum Death Benefit (C)	$275,000 ($110,000 x 250%)	$225,000 ($90,000 x 250%)
Base Death Benefit	$275,000 (greater of A and C)	$225,000 (greater of A and C)
Total Death Benefit	$275,000 (greater of B and C)	$250,000 (greater of B and C)

As shown above, both the Specified Death Benefit and the Target Death Benefit are unchanged.  The STR Coverage adjusts from $0 to $25,000 as a result of the total partial surrender.

APPENDIX B

BROKER-DEALER SUPPORT

Below is a complete list of broker-dealers that received marketing and distribution and/or administrative support in 2009 from the Distributor in relation to the sale of our variable insurance products.

1st Discount Brokerage Inc.	Center Street Securities	FSP Investments LLC	Investors Capital Corp.
1st Global Capital Corporation	CFD Investments, Inc.	Fulcrum Securities Inc.	Investors Security Co Inc.
Advisory Group Equity Services	Commonwealth Financial Network	G. F. Investment Services, LLC	J.J.B. Hilliard, W.L. Lyons, LLC
American Capital Partners LLC	Compak Securities Inc.	G.A. Repple & Company	J.W. Cole Financial, Inc.
American Independent Securities Group	Comprehensive Asset Mgmt and Servicing, Inc.	G.W. Sherwold Associates, Inc.	Janney Montgomery Scott, LLC
American Portfolios Financial Services, Inc.	Crowell, Weedon & Company	Geneos Wealth Management, Inc.	JP Turner & Company, LLC
Ameriprise Financial Services Inc.	Crown Capital Securities L.P.	Genworth Financial Securities	JRL Capital Corporation
Ameritas Investment Corp.	CUE Financial Group, Inc.	Girard Securities, Inc.	K. W. Chambers & Co.
Apple Tree Investments	CUSO Financial Services	Great American Advisors, Inc.	Kalos Capital, Inc.
Askar Corp	Cutter and Company	GWN Securities, Inc.	KCD Financial
Assist Investment Management Company, Inc.	D H Hill Securities LLP	H. Beck, Inc.	Key Investment Services LLC
Associated Securities Corp.	D.A. Davidson & Co.	H.D. Vest Investment Securities	KMS Financial
Ausdal Financial Partners Inc.	David A. Noyes & Company	Hantz Financial Services, Inc.	Koehler Financial, LLC
AXA Advisors LLC	Eagle One Investments, LLC	Harbor Financial Services	Kovack Securities, Inc.
BancWest Investment Services Inc.	EDI Financial, Inc.	Harbour Investment, Inc.	L.M. Kohn & Company
BB&T Investment Services Inc.	Ensemble Financial Services	Harger & Company	Labrunerie Financial, Inc.
BCG Securities	Equity Services, Inc.	Harold Dance Investments	Landoak Securities
Beneficial Investment Services	Essex National Securities	Harvest Capital	Lasalle St Securities LLC
Benjamin F. Edwards & Co. Inc.	Feltl & Company	Hazard & Siegel, Inc.	Legend Equities Corp.
Bentley-Lawrence Securities	Ferris Baker Watts, Inc.	HBW Securities	Leigh Baldwin & Company, LLC
Berthel Fisher & Company Financial Services	Fifth Third Securities	Heartland	Lincoln Financial
BOSC, Inc.	Financial Advisers of America	Heritage Financial Systems Inc	Lincoln Investment Planning
Brecek & Young Advisors, Inc.	Financial Network Investment	Hornor Townsend & Kent, Inc.	Lombard Securities
Broker Dealer Financial	Financial Planning Consultants	Huntleigh Securities Corp.	Lowell & Company Inc.
Brokers International Financial Services, LLC	Financial Security Management	IBN Financial Services	LPL Financial Corporation
Brookstone Securities	Financial West Investment Group	IMS Securities	Madison Avenue Securities, Inc.
Butler Freeman Tally Financial Group, LLC	Fintegra	Independent Financial Group	Main Street Securities
Cadaret, Grant & Company	First Allied Securities, Inc.	Infinex Investments	Medallion Investment Services Inc.
Cambridge Investment Research	First Brokerage America	ING Financial	Merrimac Corporate Securities Inc.
Cape Securities Inc.	First Citizens Investor Services	Institutional Securities Corp.	Metlife Securities
Capital Analysts, Inc.	First Financial Equity	InterCarolina Financial Services	Michigan Securities Inc.
Capital Financial Services	First Heartland Capital, Inc.	Intervest International	Mid Atlantic Securities Inc.
Capital Guardian LLC	First Independent Financial	Invest Financial Corp.	Midwest Financial and
Capital Investment Brokerage, Inc.	FMN Capital Corporation	Investacorp, Inc.	Investment Services, Inc.
Capital Investment Group, Inc.	Foresters Equity Services Inc.	Investment Centers of America, Inc.	MML Investors Services Inc.
Capitol Securities Management	Fortune Financial Services	Investment Network	Money Concepts Capital Corp.
Capwest Securities, Inc.	Founders Financial Securities	Investment Planners Inc.	Moors & Cabot Inc.
CCF Investments	FPA Fund Distributors, Inc.	Investment Professionals, Inc.	Morgan Keegan & Company
Centaurus Financial, Inc.	FSC Securities Corporation	Investment Securities, Inc.	Morris Group, Inc.

Multi-Financial Securities Corp.	Quest Securities	Southwest Securities Financial Services, Inc.	Valmark Securities, Inc.
Mutual of Omaha Investor Services, Inc.	Questar Capital Corp.	Spectrum Capital	Vanderbilt Securities LLC
Mutual Service Corp.	Raymond James	Stephens Inc.	Veritrust Financial LLC
National Planning Corporation	RBC Capital Markets Corp.	Sterne Agee Financial Services	Vorpahl Wing Securities Inc.
National Securities Corp.	Regal Securities Inc.	Stifel Nicolaus & Company	VSR Financial Services, Inc.
New England Securities	Resource Horizons Group	Summit Brokerage Services, Inc.	Wall Street Financial Inc.
Newbridge Securities Corporation	Ridgeway & Conger Inc.	Summit Equities Inc.	Walnut Street Securities
Newport Coast Securities, Inc.	RNR Securities LLC	Sunset Financial Services, Inc.	Waterford Investor Services
NEXT Financial Group, Inc.	Robert W Baird & Company, Inc.	SWBC Investment Services, LLC	Waterstone Financial Group
NFP Securities, Inc.	Rogan & Associates, Inc.	Synergy Investment Group	Wedbush Morgan Securities
Northridge Securities Corp.	Royal Alliance Associates, Inc.	The Huntington Investment Company	Wells Fargo Advisors LLC
NRP Financial, Inc.	S M H Capital Inc.	The Investment Center, Inc.	Western Equity Group
NYLife Securities LLC	Sagepoint Financial, Inc.	The Leaders Group, Inc.	WFG Investments, Inc.
OneAmerica Securities	Sammons Securities Company, LLC	The O.N. Equity Sales Company	Wilbanks Securities
Oppenheimer & Company	SCF Securities	The Strategic Financial Alliance, Inc.	Woodbury Financial Services, Inc.
Pacific West	Schlitt Investor Services, Inc.	Thrasher & Company	Woodstock Financial Group
Packerland Brokerage Services	Scott & Stringfellow, Inc.	Thrivent Investment Management	Workman Securities Corp.
Park Avenue Securities	Securian Financial Services	Tower Square Securities, Inc.	World Choice Securities Inc.
Paulson Investment Company	Securities America, Inc.	Transamerica Financial Advisors, Inc.	World Equity Group, Inc.
Peoples Securities	Securities Service Network	Triad Advisors, Inc.	World Financial Group
Planmember Securities	Sentinel Securities	Trustmont Financial Group	WRP Investments, Inc.
Prime Capital Services Inc.	SICOR Securities, Inc.	UBS Financial Services, Inc.	Wunderlich Securities
Primevest Financial Services, Inc.	Sigma Financial Corp.	UnionBanc Investment Services LLC
Princor Financial Services Corporation	Signator Investors, Inc.	United Brokerage Services, Inc.
Pro Equities, Inc.	SII Investments, Inc.	United Equity Securities
Professional Asset Management	Silver Oak Securities	United Planners' Financial
Prospera Financial Services, Inc.	Sorrento Pacific Financial, LLC	Services of America
Purshe Kaplan Sterling	South Valley Wealth Management	USA Financial Securities Corp.
QA3 Financial Corporation	Southeast Investments	UVEST Financial Services Group, Inc.

APPENDIX C

TRADEMARKS, SERVICE MARKS, AND RELATED DISCLOSURES

“JNL®,” “Jackson National®” and “Jackson®” are trademarks or service marks of Jackson National Life Insurance Company.

“Dow Jones®”, “Dow Jones Industrial AverageSM”, “DJIASM” “Dow Jones Select Dividend IndexSM,” “The DowSM” and “the Dow 10SM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed to CME Group Index Holdings LLC (“CME”) and have been sub-licensed for use for certain purposes by Jackson National Life Insurance Company®.  Dow Jones, CME and their respective affiliates have no relationship to the JNL Variable Fund LLC and Mellon Capital Management Corporation, other than the licensing of the Dow Jones Industrial Average (DJIA) and their respective service marks for use in connection with the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

Dow Jones, CME and their respective affiliates do not:
●
Sponsor, endorse, sell or promote the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

●
Recommend that any person invest in the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the JNL/Mellon Capital Management Technology Sector Fund.

●
Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

●
Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund.

●
Consider the needs of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or the owners of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund in determining, composing or calculating the DJIA or have any obligation to do so.

Dow Jones, CME and their respective affiliates will not have any liability in connection with the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, or the JNL/Mellon Capital Management Technology Sector Fund. Specifically,

●	Dow Jones, CME and their respective affiliates do not make any warranty, express or implied, and Dow Jones, CME and their respective affiliates disclaim any warranty about:
●
The results to be obtained by the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund, the owners of the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund or any other person in connection with the use of the DJIA and the data included in the DJIA;

	●	The accuracy or completeness of the DJIA and its data;
	●	The merchantability and the fitness for a particular purpose or use of the DJIA and its data;
●	Dow Jones, CME and/or their respective affiliates will have no liability for any errors, omissions or interruptions in the DJIA or its data;
●
Under no circumstances will Dow Jones, CME and/or their respective affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if they know that they might occur.

The licensing agreement relating to the use of the indexes and trademarks referred to above by Jackson National Life Insurance Company® and Dow Jones is solely for the benefit of the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management DowSM Dividend Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, the JNL/Mellon Capital Management Communications Sector Fund, the JNL/Mellon Capital Management Consumer Brands Sector Fund, the JNL/Mellon Capital Management Financial Sector Fund, the JNL/Mellon Capital Management Healthcare Sector Fund, the JNL/Mellon Capital Management Oil & Gas Sector Fund, and the JNL/Mellon Capital Management Technology Sector Fund and not for any other third parties.

Goldman Sachs is a registered service mark of Goldman, Sachs & Co.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management Nasdaq®25 Fund, the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund.  The JNL/Mellon Capital Management Nasdaq® 25 Fund, the JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ® 25 FUND, THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

“NYSE®” is a registered mark of, and “NYSE International 100 IndexSM” is a service mark of, the New York Stock Exchange, Inc. (“NYSE”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.  The JNL/Mellon Capital Management NYSE® International 25 Fund is not sponsored, endorsed, sold or promoted by NYSE, and NYSE makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management NYSE® International 25 Fund.

“NYSE International 100 IndexSM” is a service mark of NYSE Group, Inc.  NYSE Group, Inc. has no relationship to Jackson National Asset Management, LLC, other than the licensing of the “NYSE International 100 IndexSM” (the “Index”) and its service marks for use in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.

NYSE Group, Inc. does not:

• Sponsor, endorse, sell or promote the JNL/Mellon Capital Management NYSE® International 25 Fund.

• Recommend that any person invest in the JNL/Mellon Capital Management NYSE® International 25 Fund or any other securities.

• Have any responsibility or liability for or make any decisions about the timing, amount or pricing of JNL/Mellon Capital Management NYSE® International 25 Fund.

• Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management NYSE® International 25 Fund.

• Consider the needs of the JNL/Mellon Capital Management NYSE® International 25 Fund or the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund in determining, composing or calculating the NYSE International 100 IndexSM or have any obligation to do so.

NYSE Group, Inc. and its affiliates will not have any liability in connection with the JNL/Mellon Capital Management NYSE® International 25 Fund.  Specifically,

• NYSE Group, Inc. and its affiliates make no warranty, express or implied, and NYSE Group, Inc. and its affiliates disclaim any warranty about:
• The results to be obtained by the JNL/Mellon Capital Management NYSE® International 25 Fund, the owner of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other person in connection with the use of the Index and the data included in the NYSE International 100 IndexSM;
• The accuracy or completeness of the Index and its data;
• The merchantability and the fitness for a particular purpose or use of the Index and its data;
• NYSE Group, Inc. will have no liability for any errors, omissions or interruptions in the Index or its data;
• Under no circumstances will NYSE Group, Inc. or any of its affiliates be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if NYSE Group, Inc. knows that they might occur.

The licensing agreement between Jackson National Asset Management, LLC and NYSE Group, Inc. is solely for their benefit and not for the benefit of the owners of the JNL/Mellon Capital Management NYSE® International 25 Fund or any other third parties.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group (“Russell”).  Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

“Standard & Poor’s®,” “S&P®,” “S&P 500®,” “Standard & Poor’s 500®,” “S&P 500 Index®,” “S&P MidCap 400 Index®,” and the “S&P SmallCap 600 Index®” are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and have been licensed for use by Jackson.  The JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management S&P® SMid 60 Fund, the JNL/Mellon Capital Management JNL 5 Fund, the JNL/Mellon Capital Management VIP Fund, the JNL/Mellon Capital Management S&P® 24 Fund and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index are not sponsored, endorsed, sold or promoted by S&P” and its affiliates. S&P is not an investment adviser and S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in these Funds.  Among the fund options considered are index funds based on the S&P 500 and other indexes that are published by S&P.  S&P typically receives license fees from the issuers of such funds, some of which may be based on the amount of assets invested in the fund.  Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

“Value Line®,” “The Value Line Investment Survey,” and “Value Line TimelinessTM Ranking System” are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson.  The JNL/Mellon Capital Management Value Line® 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. (“Value Line”).  Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line® 30 Fund, the JNL/Mellon Capital Management VIP Fund, and the JNL/Mellon Capital Management JNL Optimized 5 Fund.  Jackson is not affiliated with any Value Line Company.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

WHERE YOU CAN FIND MORE INFORMATION

You can call us at (800) 873-5654 to ask us questions, request information about the policies and the Separate Account, and obtain copies of the Statement of Information, personalized illustrations or other documents.  You also can write to us at the address given on the first page of this prospectus.

We have filed a Statement of Additional Information with the Securities and Exchange Commission.  The Statement of Additional Information that relates to this prospectus is dated May 1, 2010.  The Statement of Additional Information contains additional information about the Policy and is incorporated by reference in this prospectus.  You can obtain a free copy of the Statement of Additional Information upon request, by writing or calling us at the address or number given above.

We file reports and other information with the Securities and Exchange Commission.  You may read and copy any document we file with the SEC, including the Statement of Additional Information, at the SEC's public reference room in Washington, DC.  Please call the SEC at (202) 942-8090 for information on the operation of the public reference room.

Our SEC reports and other information about us are also available to the public at the SEC's website at http://www.sec.gov.  Copies of this information may be obtained upon payment of a duplicating fee by writing the SEC's Public Reference Section, 100 F Street, NE, Washington, DC 20549.
Investment Company Act File No. 811-09933

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

Issued By

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK®

In Connection With Its

JNLNY SEPARATE ACCOUNT IV

This Statement of Additional Information is not a prospectus.  This Statement of Additional Information contains additional information about the Policies described above that you may find useful.  You should read it together with the Prospectus for the Policies.  The date of the Prospectus to which this Statement of Additional Information relates is May 1, 2010.  You may obtain a copy of the Prospectus without charge by calling us toll-free at 1-800-599-5651 or by writing to us at the following address.

Jackson National Life Insurance Company of New York
P.O. Box 30900
Lansing, MI 48909-8400

TABLE OF CONTENTS

Page
GENERAL INFORMATION AND HISTORY
SERVICES
DISTRIBUTOR
DISTRIBUTION OF THE POLICIES
PERFORMANCE DATA
ILLUSTRATION OF DEATH BENEFITS, POLICY VALUES AND CASH SURRENDER VALUES
FINANCIAL STATEMENTS

GENERAL INFORMATION AND HISTORY

Jackson National Life Insurance Company of New York ("Jackson of NY®") is a stock life insurance company organized under the laws of the state of New York in July 1995.  In September 1997, the company changed its name from First Jackson National Life Insurance Company to its present name.  Its legal domicile and principal business address is 2900 Westchester Avenue, Purchase, New York 10577.  Jackson of NY is a wholly owned subsidiary of Jackson National Life Insurance Company® and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

JNLNY Separate Account IV (the "Separate Account") was established in November 1998 as a segregated asset account of Jackson of NY.  The Separate Account is registered as a unit investment trust under the Investment Company of 1940, as amended.

Trademarks, Service Marks, and Related Disclosures

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations).  The Corporations have not passed on the legality or suitability of or the accuracy or adequacy of descriptions and disclosures relating to the Product(s).  The Corporations make no representation or warranty, express or implied to the Owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index® to track general stock market performance.  The Corporations’ only relationship to Jackson (Licensee) is in the licensing of the Nasdaq-100®, Nasdaq-100 Index® and Nasdaq® trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index® which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s).  Nasdaq has no obligation to take the needs of the Licensee or the Owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index®.  The Corporations are not responsible for and have not participated in the determination of the timing of, prices at or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash.  The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

The Corporations do not guarantee the accuracy and/or uninterrupted calculation of the Nasdaq-100 index® or any data included therein.  The Corporations make no warranty, express or implied, as to results to be obtained by Licensee, Owners of the product(s) or any other person or entity from the use of the Nasdaq-100 Index® or any data included therein.  The Corporations make no express or implied warranties, and expressly disclaim all warranties of merchantability or fitness for a particular purpose or use with respect to the Nasdaq-100 Index® or any data included therein.  Without limiting any of the foregoing, in no event shall the Corporations have any liability for any lost profits or special, incidental, punitive, indirect or consequential damages, even if notified of the possibility of such damages.

“The Nasdaq-100®,” “Nasdaq-100 Index®,” “Nasdaq Stock Market®” and “Nasdaq®” are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the “Corporations”) and have been licensed for use by Jackson.  The Corporations have not passed on the legality or suitability of the JNL/Mellon Capital Management JNL Optimized 5 Fund, or the JNL/Mellon Capital Management VIP Fund.  The JNL/Mellon Capital Management VIP Fund and the JNL/Mellon Capital Management JNL Optimized 5 Fund are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations.  THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT VIP FUND AND THE JNL/MELLON CAPITAL MANAGEMENT JNL OPTIMIZED 5 FUND.

Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes.  Russell is a trademark of Russell Investment Group.

JNL/Mellon Capital Management Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investment Group ("Russell").  Russell is not responsible for and has not reviewed JNL/Mellon Capital Management Small Cap Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes.  Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell's publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based.  RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES.  RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES.  RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTIBILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Standard & Poor’s Investment Advisory Services LLC (“SPIAS”) is a registered investment adviser and a wholly-owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS does not provide advice to underlying clients of the firms to which it provides services.  SPIAS does not act as a “fiduciary” or as an “investment manager”, as defined under ERISA, to any investor.  SPIAS is not responsible for client suitability. Past performance of the Funds is no indication of future results. Since performance fluctuates over time, the fact that the Funds may have outperformed the benchmarks over one period of time does not mean that they outperformed the benchmarks over other periods or will outperform the benchmarks in the future.  SPIAS does not take into account any information about any investor or any investor’s assets when creating, providing or maintaining any asset allocation portfolio.  SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions, and any other investment fund or other vehicle that is offered by third parties and that seeks to provide an investment return based on the returns of any Standard & Poor’s Index are not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC (“S&P”) and its affiliates.  S&P is not an investment adviser and S&P and its affiliates make no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index®, the S&P MidCap 400 Index®, the S&P SmallCap 600 Index®, or any other S&P Index to track general stock market performance.  S&P's only relationship to the Separate Account (Licensee) is the licensing of certain registered trademarks and trade names of S&P, the S&P 500 Index, the S&P MidCap 400 Index, and the S&P SmallCap 600 Index, which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions.  S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 Index, the S&P 400 Index, the S&P SmallCap 600 Index, or any other S&P Index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.  S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX, THE S&P MIDCAP 400 INDEX, THE S&P SMALLCAP 600 INDEX, OR ANY OTHER S&P INDEX OR ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Jackson has entered into a License Agreement with Value Line®.  Value Line Publishing, Inc.'s ("VLPI") only relationship to Jackson is VLPI's licensing to Jackson of certain VLPI trademarks and trade names and the Value Line Timeliness Ranking System (the "System"), which is composed by VLPI without regard to Jackson, this Product or any investor.  VLPI has no obligation to take the needs of Jackson or any investor in the Product into consideration in composing the System.  The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System.  VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM.  VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE.  VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM.  VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.

THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY MSCI INC. (“MSCI”), ANY OF ITS AFFILIATES, ANY OF ITS INFORMATION PROVIDERS OR ANY OTHER THIRD PARTY INVOLVED IN, OR RELATED TO, COMPILING, COMPUTING OR CREATING ANY MSCI INDEX (COLLECTIVELY, THE “MSCI PARTIES”).  THE MSCI INDEXES ARE THE EXCLUSIVE PROPERTY OF MSCI.  MSCI AND THE MSCI INDEX NAMES ARE SERVICE MARK(S) OF MSCI OR ITS AFFILIATES AND HAVE BEEN LICENSED FOR USE FOR CERTAIN PURPOSES BY JACKSON NATIONAL ASSET MANAGEMENT, LLC.  NONE OF THE MSCI PARTIES MAKES ANY REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY REGARDING THE ADVISABILITY OF INVESTING IN FUNDS GENERALLY OR IN THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND PARTICULARLY OR THE ABILITY OF ANY MSCI INDEX TO TRACK CORRESPONDING STOCK MARKET PERFORMANCE.  MSCI OR ITS AFFILIATES ARE THE LICENSORS OF CERTAIN TRADEMARKS, SERVICE MARKS AND TRADE NAMES AND OF THE MSCI INDEXES WHICH ARE DETERMINED, COMPOSED AND CALCULATED BY MSCI WITHOUT REGARD TO THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY.  NONE OF THE MSCI PARTIES HAS ANY OBLIGATION TO TAKE THE NEEDS OF THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE MSCI INDEXES.  NONE OF THE MSCI PARTIES IS RESPONSIBLE FOR OR HAS PARTICIPATED IN THE DETERMINATION OF THE TIMING OF, PRICES AT, OR QUANTITIES OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND TO BE ISSUED OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY OR THE CONSIDERATION INTO WHICH THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND IS REDEEMABLE.  FURTHER, NONE OF THE MSCI PARTIES HAS ANY OBLIGATION OR LIABILITY TO THE ISSUER OR OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND OR ANY OTHER PERSON OR ENTITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR OFFERING OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN.  NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN.  WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SERVICES

The financial statements of JNLNY Separate Account IV and Jackson National Life Insurance Company of New York for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The principal business address of KPMG LLP is 303 E. Wacker Drive, Chicago, IL 60601.

Actuarial matters included in the Prospectus and this Statement of Additional Information, including the hypothetical Policy illustrations included herein, have been approved by Angela Matthews, Actuary of Jackson of NY, and are included in reliance upon her opinion as to their reasonableness.

DISTRIBUTOR

The Policies are distributed by Jackson National Life Distributors LLC ("JNLD"), a subsidiary of Jackson National Life Insurance Company.  JNLD is located at 7601 Technology Way, Denver, Colorado 80237.  The Policies are offered on a continuous basis.  However, Jackson of NY reserves the right to discontinue offering the Policies at any time.

The aggregate amount of underwriting commissions paid to broker/dealers was $5,304 in 2007, $3,066 in 2008, and $2,406 in 2009.  JNLD did not retain any portion of the commissions.

DISTRIBUTION OF THE POLICIES

The Policies are sold by registered representatives of broker-dealers who are our insurance agents, either individually or through an incorporated insurance agency.  Registered representatives who sell the Policies may earn approximately 90% (up to 50% sales commission plus up to 40% expense allowance) of all premiums up to the first year Target Premium, plus up to 3.00% of any additional premiums paid in excess of that amount.  Registered representatives also may be eligible for trail compensation of up to 0.15% on Policies that have been in force for at least twelve months.  Jackson of NY may also pay up to 5% of all premiums up to the first year Target Premium as a broker dealer concession in the first Policy Year.  From time to time, we may pay or permit other promotional incentives in cash, credits, or other compensation.  Jackson of NY pays all such commissions and incentives.

PERFORMANCE DATA

From time to time, we may advertise performance data related to the Investment Divisions of the Separate Account available under the Policy.

The performance figures are calculated using the actual historical performance of the underlying portfolios for the periods shown and represent the average annual total return for that period.  The performance for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the value of that investment at the end of the period, carried to at least the nearest hundredth of a percent.

The performance returns will reflect the deduction of management fees and all other operating expenses of the portfolios and the deduction of the current mortality and expense risk charge applicable under the Policy for the first ten Policy Years.  The guaranteed mortality & expense risk charge is higher and the current mortality & expense risk charge is lower after the tenth year.  The returns will not reflect any premium deductions for costs of insurance, premium charges, monthly policy fees or administrative charges, surrender charges, or other policy charges.  IF THE PERFORMANCE INCLUDED SUCH DEDUCTIONS, THE RETURNS SHOWN WOULD BE SIGNIFICANTLY LOWER.

No performance information is available since the Class B shares of the underlying portfolio has not commenced operations as of December 31, 2003.  Performance data may be shown for the period from the commencement of Policy sales, which is when the separate account will commence operations.

ILLUSTRATION OF DEATH BENEFITS,
POLICY VALUES AND CASH SURRENDER VALUES

The following tables illustrate how values under a Policy change with the investment experience of the Portfolios.  The tables illustrate how the Death Benefits, Policy Values and Cash Surrender Values of a Policy issued to an Insured of a given age and underwriting risk classification would vary over an extended period of time if the hypothetical gross investment rates of return on the assets held in the Investment Divisions of the Separate Account were a uniform annual rate of 0%, 6% or 12%.  If the hypothetical gross investment rate of return averages 0%, 6%, or 12%, but fluctuates over and under those averages throughout the years, the Death Benefits, Policy Values, and Cash Surrender Values may be different.

The amounts shown for the Death Benefit, Policy Value, and Cash Surrender Value as of each Policy Anniversary reflect the fact that the net investment returns on the assets held in the Investment Divisions are lower than the gross after-tax returns on the Portfolios, as a result of the expenses paid by the Portfolios and the charges deducted from the Investment Divisions.  The net investment returns reflect the deduction of the Portfolio investment management fees and other Portfolio expenses at an annual effective rate of 0.70%, which is the arithmetic average of the actual and estimated fees and expenses for all of the Portfolios.  The gross annual investment rates of 0%, 6% and 12% correspond to net annual investment rates of return of -1.688%, 4.252% and 10.193% respectively, on a guaranteed basis, and -1.590%, 4.357% and 10.303%, respectively, on a current basis during years one through ten, -0.948%, 5.037% and 11.022% respectively, on a current basis during years eleven through twenty, and -0.700%, 5.300% and 11.300%, respectively, on a current basis during years twenty-one and thereafter.

The tables illustrate the Death Benefits, Policy Values, and Cash Surrender Values that would result based upon the hypothetical investment rates of return if no payments other than the specified annual premium payments are made, if all premium payments are allocated to the Separate Account, and if no policy loans are taken.  The tables also assume that no partial surrenders, transfers, or changes in the Specified Death Benefit or death benefit option are made.

Values are shown for Policies issued to preferred non-tobacco class Insureds.  Values for Policies issued on a basis involving higher mortality risk would result in lower Death Benefits, Policy Values, and Cash Surrender Values than those illustrated.  Females generally have a more favorable cost of insurance rate structure than males and non-tobacco class Insureds generally have a more favorable cost of insurance rate than tobacco class Insureds.

The amounts shown in the tables also reflect all charges deducted under the Policy based on the assumptions described herein and in the tables.  These charges include a sales charge, premium tax charge, and federal (DAC) tax charge, which are deducted from each premium; a daily mortality and expense risk charge, which is deducted from the assets of the Investment Divisions; and a monthly policy fee, monthly administrative charge, and monthly cost of insurance charge, which are deducted from Policy Value.  The sales charge is currently 6% of Target Premium for the first five Policy Years and 4% thereafter.  The current sales charge is 6% for years 1-5 and 4% for years 6+ (up to the Target Premium).  The sales charge is currently 2% of premium in excess of the Target Premium for issue ages 70 and older in years 1-3 only.  The sales charge is guaranteed not to exceed 6% of all premium.  The premium tax charge and federal (DAC) tax charge are 2% and 1.5% of each premium, respectively.  The mortality and expense risk charge is currently equivalent to an annual effective rate of 0.90% and 0.25% for Policy Years 1-10 and 11-20, respectively, and 0.00% thereafter.  This charge is guaranteed not to exceed 1.00% in all Policy Years.  The monthly policy fee is $15 per month for the first three Policy Years and $7.50 per month thereafter.  The monthly administrative fee is $0.07 per month per $1,000 of Specified Death Benefit for Policy Years 1-10 and $0.01 per month per $1,000 thereafter.  This charge is assessed on up to $2 million of Specified Death Benefit.  The monthly cost of insurance charge varies with the amount of insurance coverage and the age, sex and underwriting risk classification of the Insured.  Cash Surrender Values reflect any applicable Surrender Charges.

The hypothetical values shown in the tables do not reflect any charges for federal, state or other income against the Separate Account, since we are not currently making this charge.  However, if such a charge is made in the future, a higher gross annual investment rate of return than illustrated would be needed to produce the net after tax returns shown in the tables.  The tables also do not reflect the deduction of the cost of any optional rider.

Upon request, we will furnish a comparable illustration based on the proposed Insured's age, sex and underwriting risk classification, Specified Death Benefit, death benefit option, proposed amount and frequency of premium payments, and any available riders requested.

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Flexible Premium Variable Life Insurance Policy
Male Preferred Non-tobacco Issue Age 45
$7,146.00 Annual Premium
$450,000 Specified Death Benefit (Death Benefit Option A)
Guaranteed Maximum Charges

	0% Hypothetical Gross Investment Return (-1.688% Net)			6% Hypothetical Gross Investment Return (4.252% Net)			12% Hypothetical Gross Investment Return (10.193% Net)
Policy Year	Policy Value	Cash Surrender Value	Death Benefit	Policy Value	Cash Surrender Value	Death Benefit	Policy Value	Cash Surrender Value	Death Benefit
1	3,801	0	450,000	4,103	0	450,000	4,406	0	450,000
2	7,392	1,038	450,000	8,232	1,878	450,000	9,111	2,757	450,000
3	10,766	5,209	450,000	12,379	6,821	450,000	14,137	8,579	450,000
4	14,009	9,244	450,000	16,631	11,865	450,000	19,608	14,843	450,000
5	17,013	13,044	450,000	20,882	16,913	450,000	25,461	21,492	450,000
6	19,772	16,595	450,000	25,124	21,947	450,000	31,728	28,551	450,000
7	22,252	19,872	450,000	29,322	26,941	450,000	38,423	36,042	450,000
8	24,429	22,841	450,000	33,447	31,858	450,000	45,571	43,982	450,000
9	26,271	25,479	450,000	37,464	36,672	450,000	53,193	52,401	450,000
10	27,741	27,741	450,000	41,331	41,331	450,000	61,313	61,313	450,000
11	29,141	29,141	450,000	45,355	45,355	450,000	70,320	70,320	450,000
12	30,118	30,118	450,000	49,184	49,184	450,000	79,958	79,958	450,000
13	30,659	30,659	450,000	52,800	52,800	450,000	90,302	90,302	450,000
14	30,738	30,738	450,000	56,170	56,170	450,000	101,432	101,432	450,000
15	30,322	30,322	450,000	59,254	59,254	450,000	113,435	113,435	450,000
16	29,356	29,356	450,000	61,991	61,991	450,000	126,399	126,399	450,000
17	27,774	27,774	450,000	64,306	64,306	450,000	140,425	140,425	450,000
18	25,489	25,489	450,000	66,105	66,105	450,000	155,624	155,624	450,000
19	22,396	22,396	450,000	67,272	67,272	450,000	172,126	172,126	450,000
20	18,388	18,388	450,000	67,686	67,686	450,000	190,102	190,102	450,000
25	**	**	**	53,623	53,623	450,000	311,882	311,882	450,000
30	**	**	**	**	**	**	529,239	529,239	566,286
35	**	**	**	**	**	**	885,813	885,813	930,103
40	**	**	**	**	**	**	1,438,832	1,438,832	1,510,773
45	**	**	**	**	**	**	2,272,391	2,272,391	2,386,011
50	**	**	**	**	**	**	3,596,787	3,596,787	3,632,755
55	**	**	**	**	**	**	5,886,276	5,886,276	5,886,276

Assumptions:
1.	Premium shown is paid at the beginning of each Policy Year. Values would differ if Premiums were paid with a different frequency or in different amounts.
2.	No policy loans or partial surrenders have been taken.
3.	Illustrated values reflect guaranteed expenses and guaranteed cost of insurance charges.
4.	Policy values will vary from those illustrated if actual rates differ from those assumed.
5.	The Death Benefits shown comply with Section 7702 of the Internal Revenue Code (as amended) based on the Guideline Premium Test.
6.	When the Cash Surrender Value is zero, the Policy might lapse unless sufficient additional premium is paid within the Grace Period.
The hypothetical gross investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return.  Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and the investment experience of the Portfolios.  The Policy Value, Cash Surrender Value and Death Benefit for a Policy would be different from those shown if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years but also fluctuated above or below those averages for individual Policy Years.  No representation can be made by Jackson National or any Portfolio that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK
Flexible Premium Variable Life Insurance Policy
Male Preferred Non-tobacco Issue Age 45
$7,146.00 Annual Premium
$450,000 Specified Death Benefit (Death Benefit Option A)
Current Charges

	0% Hypothetical Gross Investment Return			6% Hypothetical Gross Investment Return			12% Hypothetical Gross Investment Return
Policy Year	Policy Value	Cash Surrender Value	Death Benefit	Policy Value	Cash Surrender Value	Death Benefit	Policy Value	Cash Surrender Value	Death Benefit
1	5,164	0	450,000	5,510	0	450,000	5,857	0	450,000
2	10,149	3,795	450,000	11,160	4,806	450,000	12,214	5,860	450,000
3	14,980	9,423	450,000	16,982	11,425	450,000	19,152	13,595	450,000
4	19,833	15,068	450,000	23,161	18,396	450,000	26,915	22,149	450,000
5	24,618	20,649	450,000	29,622	25,653	450,000	35,494	31,525	450,000
6	29,472	26,295	450,000	36,522	33,345	450,000	45,127	41,950	450,000
7	34,222	31,841	450,000	43,699	41,318	450,000	55,736	53,356	450,000
8	38,898	37,310	450,000	51,197	49,608	450,000	67,455	65,867	450,000
9	43,503	42,711	450,000	59,031	58,239	450,000	80,401	79,609	450,000
10	48,023	48,023	450,000	67,202	67,202	450,000	94,690	94,690	450,000
11	53,100	53,100	450,000	76,530	76,530	450,000	111,507	111,507	450,000
12	57,958	57,958	450,000	86,174	86,174	450,000	130,057	130,057	450,000
13	62,583	62,583	450,000	96,140	96,140	450,000	150,538	150,538	450,000
14	66,987	66,987	450,000	106,464	106,464	450,000	173,197	173,197	450,000
15	71,176	71,176	450,000	117,174	117,174	450,000	198,306	198,306	450,000
16	75,272	75,272	450,000	128,408	128,408	450,000	226,254	226,254	450,000
17	79,189	79,189	450,000	140,122	140,122	450,000	257,326	257,326	450,000
18	82,916	82,916	450,000	152,339	152,339	450,000	291,902	291,902	450,000
19	86,536	86,536	450,000	165,165	165,165	450,000	330,458	330,458	450,000
20	90,052	90,052	450,000	178,641	178,641	450,000	373,476	373,476	455,641
25	105,791	105,791	450,000	259,428	259,428	450,000	678,627	678,627	787,207
30	114,908	114,908	450,000	364,992	364,992	450,000	1,197,180	1,197,180	1,280,983
35	111,023	111,023	450,000	506,596	506,596	531,926	2,080,344	2,080,344	2,184,361
40	80,940	80,940	450,000	688,267	688,267	722,681	3,569,590	3,569,590	3,748,070
45	**	**	**	915,816	915,816	961,606	6,054,249	6,054,249	6,356,962
50	**	**	**	1,208,052	1,208,052	1,220,133	10,252,620	10,252,620	10,355,147
55	**	**	**	1,601,835	1,601,835	1,601,835	17,556,125	17,556,125	17,556,125

Assumptions:
1.	Premium shown is paid at the beginning of each Policy Year. Values would differ if Premiums were paid with a different frequency or in different amounts.
2.	No policy loans or partial surrenders have been taken.
3.	Illustrated values reflect current expenses and current cost of insurance charges, which are subject to change.
4.	Policy values will vary from those illustrated if actual rates differ from those assumed.
5.	The Death Benefits shown comply with Section 7702 of the Internal Revenue Code (as amended) based on the Guideline Premium Test.
6.	When the Cash Surrender Value is zero, the Policy might lapse unless sufficient additional premium is paid within the Grace Period.
7.	The gross annual investment rates of 0%, 6% and 12% correspond to net annual investment rates of return of
-1.590%, 4.357% and 10.303%, respectively, during years one through ten, -0.948%, 5.037% and 11.022% respectively, during years eleven through twenty, and -0.700%, 5.300% and 11.300%, respectively, during years twenty-one and thereafter.

The hypothetical gross investment rates of return shown above are illustrative only and should not be deemed a representation of past or future investment rates of return.  Actual investment results may be more or less than those shown and will depend on a number of factors, including the investment allocations made by an owner and the investment experience of the Portfolios.  The Policy Value, Cash Surrender Value and Death Benefit for a Policy would be different from those shown if the actual gross annual rates of return averaged 0.00%, 6.00% and 12.00% over a period of years but also fluctuated above or below those averages for individual Policy Years.  No representation can be made by Jackson of NY or any Portfolio that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.

FINANCIAL STATEMENTS

In the pages that follow are the financial statements of the Separate Account as of December 31, 2009 and Jackson of NY as of December 31, 2009, 2008, and 2007, and the accompanying Independent Registered Public Accounting Firm's Reports.  The financial statements of Jackson National Life of NY included herein should be considered only as bearing upon the ability of Jackson National Life of NY to meet its obligations under the Policies.  Jackson National Life of NY's financial statements do not bear on the investment experience of the assets held in the Separate Account.

JNLNY Separate Account IV
Statements of Assets and Liabilities
December 31, 2009

					JNL/Capital	JNL/Capital	JNL/Capital
	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global	Guardian U.S.	JNL/Eagle	JNL/Eagle	JNL/Franklin
	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified	Growth Equity	Core Equity	SmallCap Equity	Templeton
	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio	Portfolio	Portfolio	Portfolio	Income Portfolio
Assets
Investments, at value (a)	$ 3,036	$ 5,632	$ 2,450	$ 6,870	$ 6,018	$ 2,322	$ 2,477	$ -	$ 7,775	$ -
Receivables:
Investment securities sold	-	-	-	-	-	-	-	-	8	-
Sub-account units sold	-	-	-	-	-	-	-	-	-	-
Total assets	3,036	5,632	2,450	6,870	6,018	2,322	2,477	-	7,783	-

Liabilities
Payables:
Investment securities purchased	-	-	-	-	-	-	-	-	-	-
Sub-account units redeemed	-	-	-	-	-	-	-	-	8	-
Insurance fees due to Jackson
of New York	-	-	-	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	-	-	-	-	8	-
Net assets (Note 6)	$ 3,036	$ 5,632	$ 2,450	$ 6,870	$ 6,018	$ 2,322	$ 2,477	$ -	$ 7,775	$ -

(a) Investment shares	401	582	226	670	668	110	130	-	474	-
Investments at cost	$ 4,297	$ 6,821	$ 2,626	$ 8,117	$ 6,487	$ 2,316	$ 2,213	$ -	$ 8,902	$ -

JNLNY Separate Account IV
Statements of Assets and Liabilities
December 31, 2009

	JNL/Franklin	JNL/	JNL/			JNL/JPMorgan
	Templeton	Goldman Sachs	Goldman Sachs	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Mid Cap	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap	Small Cap	JNL/MCM
	Value Portfolio	Bond Portfolio	Value Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio	Equity Portfolio	25 Portfolio
Assets
Investments, at value (a)	$ 2,051	$ 3,634	$ -	$ 2,478	$ 5,751	$ 5,430	$ -	$ 14,122	$ -	$ -
Receivables:
Investment securities sold	-	15	-	-	-	-	-	-	-	-
Sub-account units sold	-	-	-	-	-	-	-	-	-	-
Total assets	2,051	3,649	-	2,478	5,751	5,430	-	14,122	-	-

Liabilities
Payables:
Investment securities purchased	-	-	-	-	-	-	-	-	-	-
Sub-account units redeemed	-	15	-	-	-	-	-	-	-	-
Insurance fees due to Jackson
of New York	-	-	-	-	-	-	-	-	-	-
Total liabilities	-	15	-	-	-	-	-	-	-	-
Net assets (Note 6)	$ 2,051	$ 3,634	$ -	$ 2,478	$ 5,751	$ 5,430	$ -	$ 14,122	$ -	$ -

(a) Investment shares	236	307	-	339	357	422	-	1,482	-	-
Investments at cost	$ 2,574	$ 3,603	$ -	$ 3,530	$ 5,956	$ 5,216	$ -	$ 18,533	$ -	$ -

JNLNY Separate Account IV
Statements of Assets and Liabilities
December 31, 2009

				JNL/MCM
	JNL/MCM	JNL/MCM	JNL/MCM	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Bond Index	Communications	Consumer Brands	S&P 500 Stock	Financial	Healthcare	International	JNL 5	JNL Optimized	Oil & Gas
	Portfolio	Sector Portfolio	Sector Portfolio	Index Portfolio	Sector Portfolio	Sector Portfolio	Index Portfolio	Portfolio	5 Portfolio	Sector Portfolio
Assets
Investments, at value (a)	$ -	$ 233	$ -	$ -	$ 9,530	$ 6,761	$ 3,751	$ 187,610	$ -	$ 11,434
Receivables:
Investment securities sold	-	8	-	-	-	-	-	5	-	8
Sub-account units sold	-	-	-	-	-	-	-	-	-	-
Total assets	-	241	-	-	9,530	6,761	3,751	187,615	-	11,442

Liabilities
Payables:
Investment securities purchased	-	-	-	-	-	-	-	-	-	-
Sub-account units redeemed	-	8	-	-	-	-	-	-	-	8
Insurance fees due to Jackson
of New York	-	-	-	-	-	-	-	5	-	-
Total liabilities	-	8	-	-	-	-	-	5	-	8
Net assets (Note 6)	$ -	$ 233	$ -	$ -	$ 9,530	$ 6,761	$ 3,751	$ 187,610	$ -	$ 11,434

(a) Investment shares	-	84	-	-	1,491	614	306	24,686	-	499
Investments at cost	$ -	$ 260	$ -	$ -	$ 15,224	$ 6,785	$ 4,557	$ 249,289	$ -	$ 12,202

JNLNY Separate Account IV
Statements of Assets and Liabilities
December 31, 2009

							JNL/		JNL/	JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PIMCO	PPM America	PPM America
	S&P 400 MidCap	S&P 500	Select Small-Cap	Small Cap	Technology	JNL/MCM	Global Growth	Total Return	Core Equity	High Yield
	Index Portfolio	Index Portfolio	Portfolio	Index Portfolio	Sector Portfolio	VIP Portfolio	Portfolio	Bond Portfolio	Portfolio	Bond Portfolio
Assets
Investments, at value (a)	$ 255	$ 28,621	$ -	$ 16,685	$ 14,271	$ 66,484	$ 39,083	$ 3,533	$ -	$ 7,764
Receivables:
Investment securities sold	-	1	-	-	-	2	13	-	-	-
Sub-account units sold	-	-	-	-	-	-	-	-	-	-
Total assets	255	28,622	-	16,685	14,271	66,486	39,096	3,533	-	7,764

Liabilities
Payables:
Investment securities purchased	-	-	-	-	-	-	-	-	-	-
Sub-account units redeemed	-	-	-	-	-	-	12	-	-	-
Insurance fees due to Jackson
of New York	-	1	-	-	-	2	1	-	-	-
Total liabilities	-	1	-	-	-	2	13	-	-	-
Net assets (Note 6)	$ 255	$ 28,621	$ -	$ 16,685	$ 14,271	$ 66,484	$ 39,083	$ 3,533	$ -	$ 7,764

(a) Investment shares	23	3,000	-	1,645	2,192	10,723	4,234	274	-	1,152
Investments at cost	$ 301	$ 29,183	$ -	$ 12,552	$ 13,248	$ 92,264	$ 45,837	$ 3,560	$ -	$ 8,129

JNLNY Separate Account IV
Statements of Assets and Liabilities
December 31, 2009

	JNL/
	PPM America	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	Value Equity	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term	Price Value
	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio	Portfolio
Assets
Investments, at value (a)	$ -	$ 2,385	$ 508	$ 244	$ 25,640	$ 14,931	$ -	$ 576
Receivables:
Investment securities sold	-	-	-	8	1	-	-	-
Sub-account units sold	-	-	-	-	-	-	-	-
Total assets	-	2,385	508	252	25,641	14,931	-	576

Liabilities
Payables:
Investment securities purchased	-	-	-	-	-	-	-	-
Sub-account units redeemed	-	-	-	8	-	-	-	-
Insurance fees due to Jackson
of New York	-	-	-	-	1	-	-	-
Total liabilities	-	-	-	8	1	-	-	-
Net assets (Note 6)	$ -	$ 2,385	$ 508	$ 244	$ 25,640	$ 14,931	$ -	$ 576

(a) Investment shares	-	156	508	16	1,396	617	-	60
Investments at cost	$ -	$ 2,512	$ 508	$ 228	$ 25,333	$ 15,596	$ -	$ 750

JNLNY Separate Account IV
Statements of Operations
For the Year Ended December 31, 2009

					JNL/Capital	JNL/Capital	JNL/Capital
	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global	Guardian U.S.	JNL/Eagle	JNL/Eagle	JNL/Franklin
	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified	Growth Equity	Core Equity	SmallCap Equity	Templeton
	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio	Portfolio	Portfolio	Portfolio	Income Portfolio
Investment income
Dividends	$ 59	$ 97	$ 9	$ -	$ 128	$ 34	$ 5	$ -	$ -	$ -

Expenses
Insurance charges (Note 3)	22	43	16	53	44	18	8	-	56	-
Total expenses	22	43	16	53	44	18	8	-	56	-
Net investment income (loss)	37	54	(7)	(53)	84	16	(3)	-	(56)	-

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	-	-	-	-	-
Investments	(461)	(319)	(6)	(184)	(687)	(25)	17	-	(363)	-
Net change in unrealized appreciation
(depreciation) on investments	1,136	1,917	409	1,998	1,660	647	264	-	2,388	-
Net realized and unrealized gain (loss)	675	1,598	403	1,814	973	622	281	-	2,025	-

Net increase (decrease) in net assets
from operations	$ 712	$ 1,652	$ 396	$ 1,761	$ 1,057	$ 638	$ 278	$ -	$ 1,969	$ -

JNLNY Separate Account IV
Statements of Operations
For the Year Ended December 31, 2009

	JNL/Franklin	JNL/	JNL/			JNL/JPMorgan
	Templeton	Goldman Sachs	Goldman Sachs	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Mid Cap	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap	Small Cap	JNL/MCM
	Value Portfolio	Bond Portfolio	Value Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio	Equity Portfolio(a)	25 Portfolio
Investment income
Dividends	$ 16	$ 147	$ -	$ 94	$ -	$ 137	$ -	$ 108	$ 103	$ -

Expenses
Insurance charges (Note 3)	17	32	-	19	41	43	-	106	26	-
Total expenses	17	32	-	19	41	43	-	106	26	-
Net investment income (loss)	(1)	115	-	75	(41)	94	-	2	77	-

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	13	-	-	-	-	-	-	-	-
Investments	(312)	(72)	-	(119)	(200)	41	-	(945)	(13,317)	-
Net change in unrealized appreciation
(depreciation) on investments	847	385	-	610	1,881	(11)	-	4,946	12,558	-
Net realized and unrealized gain (loss)	535	326	-	491	1,681	30	-	4,001	(759)	-

Net increase (decrease) in net assets
from operations	$ 534	$ 441	$ -	$ 566	$ 1,640	$ 124	$ -	$ 4,003	$ (682)	$ -

(a) The period is from January 1, 2009 through acquisition April 3, 2009

JNLNY Separate Account IV
Statements of Operations
For the Year Ended December 31, 2009

				JNL/MCM
	JNL/MCM	JNL/MCM	JNL/MCM	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Bond Index	Communications	Consumer Brands	S&P 500 Stock	Financial	Healthcare	International	JNL 5	JNL Optimized	Oil & Gas
	Portfolio	Sector Portfolio	Sector Portfolio	Index Portfolio(a)	Sector Portfolio	Sector Portfolio	Index Portfolio	Portfolio	5 Portfolio	Sector Portfolio
Investment income
Dividends	$ -	$ 9	$ -	$ 85	$ 139	$ 88	$ 83	$ 6,469	$ -	$ 115

Expenses
Insurance charges (Note 3)	-	1	-	6	71	57	27	1,456	20	96
Total expenses	-	1	-	6	71	57	27	1,456	20	96
Net investment income (loss)	-	8	-	79	68	31	56	5,013	(20)	19

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	212	-	-	-	760
Investments	-	(16)	-	(2,113)	(904)	(662)	(202)	(20,583)	(7,431)	(2,433)
Net change in unrealized appreciation
(depreciation) on investments	-	57	-	1,873	2,443	1,760	966	51,984	7,044	3,071
Net realized and unrealized gain (loss)	-	41	-	(240)	1,539	1,310	764	31,401	(387)	1,398

Net increase (decrease) in net assets
from operations	$ -	$ 49	$ -	$ (161)	$ 1,607	$ 1,341	$ 820	$ 36,414	$ (407)	$ 1,417

(a) The period is from January 1, 2009 through acquisition April 3, 2009

JNLNY Separate Account IV
Statements of Operations
For the Year Ended December 31, 2009

							JNL/		JNL/	JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PIMCO	PPM America	PPM America
	S&P 400 MidCap	S&P 500	Select Small-Cap	Small Cap	Technology	JNL/MCM	Global Growth	Total Return	Core Equity	High Yield
	Index Portfolio	Index Portfolio	Portfolio	Index Portfolio	Sector Portfolio	VIP Portfolio	Portfolio	Bond Portfolio	Portfolio(a)	Bond Portfolio
Investment income
Dividends	$ 3	$ 386	$ -	$ 138	$ 19	$ 1,110	$ 554	$ 80	$ 33	$ 413

Expenses
Insurance charges (Note 3)	5	202	-	102	98	521	299	26	3	46
Total expenses	5	202	-	102	98	521	299	26	3	46
Net investment income (loss)	(2)	184	-	36	(79)	589	255	54	30	367

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	81	-	-	1,958	80	-	-
Investments	(1,207)	(1,109)	-	172	(211)	(10,348)	(2,850)	134	(179)	(269)
Net change in unrealized appreciation
(depreciation) on investments	1,260	6,765	-	4,439	5,641	22,541	12,069	110	244	1,693
Net realized and unrealized gain (loss)	53	5,656	-	4,692	5,430	12,193	11,177	324	65	1,424

Net increase (decrease) in net assets
from operations	$ 51	$ 5,840	$ -	$ 4,728	$ 5,351	$ 12,782	$ 11,432	$ 378	$ 95	$ 1,791

(a) The period is from January 1, 2009 through acquisition September 25, 2009

JNLNY Separate Account IV
Statements of Operations
For the Year Ended December 31, 2009

	JNL/
	PPM America	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	Value Equity	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term	Price Value
	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio	Portfolio
Investment income
Dividends	$ -	$ 54	$ 1	$ 4	$ 107	$ -	$ -	$ 8

Expenses
Insurance charges (Note 3)	-	16	4	2	195	110	-	4
Total expenses	-	16	4	2	195	110	-	4
Net investment income (loss)	-	38	(3)	2	(88)	(110)	-	4

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	-	-	8	-	-
Investments	-	(3)	-	(5)	(989)	(905)	-	(32)
Net change in unrealized appreciation
(depreciation) on investments	-	287	-	59	9,005	5,752	-	182
Net realized and unrealized gain (loss)	-	284	-	54	8,016	4,855	-	150

Net increase (decrease) in net assets
from operations	$ -	$ 322	$ (3)	$ 56	$ 7,928	$ 4,745	$ -	$ 154

JNLNY Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

					JNL/Capital	JNL/Capital	JNL/Capital
	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global	Guardian U.S.	JNL/Eagle	JNL/Eagle	JNL/Franklin
	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified	Growth Equity	Core Equity	SmallCap Equity	Templeton
	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio	Portfolio	Portfolio	Portfolio	Income Portfolio
Operations
Net investment income (loss)	$ 37	$ 54	$ (7)	$ (53)	$ 84	$ 16	$ (3)	$ -	$ (56)	$ -
Net realized gain (loss) on investments	(461)	(319)	(6)	(184)	(687)	(25)	17	-	(363)	-
Net change in unrealized appreciation
(depreciation) on investments	1,136	1,917	409	1,998	1,660	647	264	-	2,388	-
Net increase (decrease) in net assets
from operations	712	1,652	396	1,761	1,057	638	278	-	1,969	-

Contract transactions 1
Policy purchase payments	280	602	521	83	866	-	226	-	1,193	-
Policy withdrawals	(170)	-	-	-	-	-	-	-	-	-
Transfers between portfolios	193	(508)	(3)	-	(29)	-	2,185	-	26	-
Policyholder charges (Note 3)	(144)	(289)	(3)	(363)	(62)	(87)	(212)	-	(704)	-
Net increase (decrease) in net assets from
contract transactions	159	(195)	515	(280)	775	(87)	2,199	-	515	-

Net increase (decrease) in net assets	871	1,457	911	1,481	1,832	551	2,477	-	2,484	-

Net assets beginning of period	2,165	4,175	1,539	5,389	4,186	1,771	-	-	5,291	-

Net assets end of period	$ 3,036	$ 5,632	$ 2,450	$ 6,870	$ 6,018	$ 2,322	$ 2,477	$ -	$ 7,775	$ -

1 Contract Unit Transactions
Units Outstanding at December 31, 2008	254	339	166	543	433	91	-	-	307	-

Units Issued	65	44	49	8	308	-	104	-	67	-
Units Redeemed	(48)	(53)	(1)	(33)	(228)	(4)	(9)	-	(39)	-

Units Outstanding at December 31, 2009	271	330	214	518	513	87	95	-	335	-

JNLNY Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/Franklin	JNL/	JNL/			JNL/JPMorgan
	Templeton	Goldman Sachs	Goldman Sachs	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Mid Cap	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap	Small Cap	JNL/MCM
	Value Portfolio	Bond Portfolio	Value Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio	Equity Portfolio(a)	25 Portfolio
Operations
Net investment income (loss)	$ (1)	$ 115	$ -	$ 75	$ (41)	$ 94	$ -	$ 2	$ 77	$ -
Net realized gain (loss) on investments	(312)	(59)	-	(119)	(200)	41	-	(945)	(13,317)	-
Net change in unrealized appreciation
(depreciation) on investments	847	385	-	610	1,881	(11)	-	4,946	12,558	-
Net increase (decrease) in net assets
from operations	534	441	-	566	1,640	124	-	4,003	(682)	-

Contract transactions 1
Policy purchase payments	-	1,779	-	166	1,065	1,068	-	1,289	721	-
Policy withdrawals	(162)	(178)	-	-	-	(364)	-	-	-	-
Transfers between portfolios	(176)	(1,057)	-	(19)	-	249	-	(3)	(12,180)	-
Policyholder charges (Note 3)	(152)	(1,188)	-	(129)	(587)	(116)	-	(1,319)	(366)	-
Net increase (decrease) in net assets from
contract transactions	(490)	(644)	-	18	478	837	-	(33)	(11,825)	-

Net increase (decrease) in net assets	44	(203)	-	584	2,118	961	-	3,970	(12,507)	-

Net assets beginning of period	2,007	3,837	-	1,894	3,633	4,469	-	10,152	12,507	-

Net assets end of period	$ 2,051	$ 3,634	$ -	$ 2,478	$ 5,751	$ 5,430	$ -	$ 14,122	$ -	$ -

1 Contract Unit Transactions
Units Outstanding at December 31, 2008	253	183	-	181	233	229	-	779	1,200	-

Units Issued	4	90	-	15	60	77	-	99	75	-
Units Redeemed	(62)	(120)	-	(13)	(33)	(35)	-	(92)	(1,275)	-

Units Outstanding at December 31, 2009	195	153	-	183	260	271	-	786	-	-

(a) The period is from January 1, 2009 through acquisition April 3, 2009

JNLNY Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

				JNL/MCM
	JNL/MCM	JNL/MCM	JNL/MCM	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Bond Index	Communications	Consumer Brands	S&P 500 Stock	Financial	Healthcare	International	JNL 5	JNL Optimized	Oil & Gas
	Portfolio	Sector Portfolio	Sector Portfolio	Index Portfolio(a)	Sector Portfolio	Sector Portfolio	Index Portfolio	Portfolio	5 Portfolio	Sector Portfolio
Operations
Net investment income (loss)	$ -	$ 8	$ -	$ 79	$ 68	$ 31	$ 56	$ 5,013	$ (20)	$ 19
Net realized gain (loss) on investments	-	(16)	-	(2,113)	(904)	(450)	(202)	(20,583)	(7,431)	(1,673)
Net change in unrealized appreciation
(depreciation) on investments	-	57	-	1,873	2,443	1,760	966	51,984	7,044	3,071
Net increase (decrease) in net assets
from operations	-	49	-	(161)	1,607	1,341	820	36,414	(407)	1,417

Contract transactions 1
Policy purchase payments	-	85	-	422	1,075	1,344	567	14,314	-	3,455
Policy withdrawals	-	-	-	-	(577)	(459)	-	(3,865)	(5,852)	(731)
Transfers between portfolios	-	17	-	(2,862)	35	(1,367)	51	263	-	(239)
Policyholder charges (Note 3)	-	(38)	-	-	(101)	(296)	(355)	(16,865)	(1,037)	(1,067)
Net increase (decrease) in net assets from
contract transactions	-	64	-	(2,440)	432	(778)	263	(6,153)	(6,889)	1,418

Net increase (decrease) in net assets	-	113	-	(2,601)	2,039	563	1,083	30,261	(7,296)	2,835

Net assets beginning of period	-	120	-	2,601	7,491	6,198	2,668	157,349	7,296	8,599

Net assets end of period	$ -	$ 233	$ -	$ -	$ 9,530	$ 6,761	$ 3,751	$ 187,610	$ -	$ 11,434

1 Contract Unit Transactions
Units Outstanding at December 31, 2008	-	30	-	394	1,183	600	220	19,317	1,121	351

Units Issued	-	27	-	70	237	445	49	3,403	384	411
Units Redeemed	-	(10)	-	(464)	(142)	(499)	(29)	(4,035)	(1,505)	(370)

Units Outstanding at December 31, 2009	-	47	-	-	1,278	546	240	18,685	-	392

(a) The period is from January 1, 2009 through acquisition April 3, 2009

JNLNY Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

							JNL/		JNL/	JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PIMCO	PPM America	PPM America
	S&P 400 MidCap	S&P 500	Select Small-Cap	Small Cap	Technology	JNL/MCM	Global Growth	Total Return	Core Equity	High Yield
	Index Portfolio	Index Portfolio	Portfolio	Index Portfolio	Sector Portfolio	VIP Portfolio	Portfolio	Bond Portfolio	Portfolio(a)	Bond Portfolio
Operations
Net investment income (loss)	$ (2)	$ 184	$ -	$ 36	$ (79)	$ 589	$ 255	$ 54	$ 30	$ 367
Net realized gain (loss) on investments	(1,207)	(1,109)	-	253	(211)	(10,348)	(892)	214	(179)	(269)
Net change in unrealized appreciation
(depreciation) on investments	1,260	6,765	-	4,439	5,641	22,541	12,069	110	244	1,693
Net increase (decrease) in net assets
from operations	51	5,840	-	4,728	5,351	12,782	11,432	378	95	1,791

Contract transactions 1
Policy purchase payments	68	2,890	-	459	1,049	2,640	3,816	820	26	1,068
Policy withdrawals	-	-	-	-	(273)	(1,526)	(2,054)	(357)	-	(171)
Transfers between portfolios	(1,474)	3,229	-	12,180	72	861	(1,013)	398	(475)	1,915
Policyholder charges (Note 3)	(165)	(2,020)	-	(1,112)	(96)	(4,443)	(1,940)	(158)	(31)	(278)
Net increase (decrease) in net assets from
contract transactions	(1,571)	4,099	-	11,527	752	(2,468)	(1,191)	703	(480)	2,534

Net increase (decrease) in net assets	(1,520)	9,939	-	16,255	6,103	10,314	10,241	1,081	(385)	4,325

Net assets beginning of period	1,775	18,682	-	430	8,168	56,170	28,842	2,452	385	3,439

Net assets end of period	$ 255	$ 28,621	$ -	$ 16,685	$ 14,271	$ 66,484	$ 39,083	$ 3,533	$ -	$ 7,764

1 Contract Unit Transactions
Units Outstanding at December 31, 2008	169	2,281	-	43	1,935	6,674	3,045	151	26	335

Units Issued	6	1,163	-	1,354	255	1,561	620	209	2	252
Units Redeemed	(157)	(651)	-	(99)	(112)	(1,826)	(682)	(171)	(28)	(66)

Units Outstanding at December 31, 2009	18	2,793	-	1,298	2,078	6,409	2,983	189	-	521

(a) The period is from January 1, 2009 through acquisition September 25, 2009

JNLNY Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2009

	JNL/
	PPM America	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	Value Equity	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term	Price Value
	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio	Portfolio
Operations
Net investment income (loss)	$ -	$ 38	$ (3)	$ 2	$ (88)	$ (110)	$ -	$ 4
Net realized gain (loss) on investments	-	(3)	-	(5)	(989)	(897)	-	(32)
Net change in unrealized appreciation
(depreciation) on investments	-	287	-	59	9,005	5,752	-	182
Net increase (decrease) in net assets
from operations	-	322	(3)	56	7,928	4,745	-	154

Contract transactions 1
Policy purchase payments	-	453	136	85	1,687	1,443	-	35
Policy withdrawals	-	-	-	-	(159)	(182)	-	-
Transfers between portfolios	-	-	(7)	28	(250)	152	-	-
Policyholder charges (Note 3)	-	-	(7)	(39)	(2,073)	(1,120)	-	(45)
Net increase (decrease) in net assets from
contract transactions	-	453	122	74	(795)	293	-	(10)

Net increase (decrease) in net assets	-	775	119	130	7,133	5,038	-	144

Net assets beginning of period	-	1,610	389	114	18,507	9,893	-	432

Net assets end of period	$ -	$ 2,385	$ 508	$ 244	$ 25,640	$ 14,931	$ -	$ 576

1 Contract Unit Transactions
Units Outstanding at December 31, 2008	-	64	27	8	909	335	-	41

Units Issued	-	16	10	8	179	96	-	3
Units Redeemed	-	-	(1)	(3)	(204)	(85)	-	(4)

Units Outstanding at December 31, 2009	-	80	36	13	884	346	-	40

JNLNY Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

					JNL/Capital	JNL/Capital	JNL/Capital
	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global	Guardian U.S.	JNL/Eagle	JNL/Eagle	JNL/Franklin
	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified	Growth Equity	Core Equity	SmallCap Equity	Templeton
	Portfolio	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio	Portfolio	Portfolio	Portfolio	Income Portfolio
Operations
Net investment income (loss)	$ 28	$ (28)	$ (10)	$ (68)	$ 20	$ (23)	$ -	$ -	$ (65)	$ -
Net realized gain (loss) on investments	(983)	899	84	741	497	(1)	-	-	105	-
Net change in unrealized appreciation
(depreciation) on investments	(383)	(3,898)	(867)	(4,363)	(2,086)	(1,333)	-	-	(3,338)	-
Net increase (decrease) in net assets
from operations	(1,338)	(3,027)	(793)	(3,690)	(1,569)	(1,357)	-	-	(3,298)	-

Contract transactions 1
Policy purchase payments	410	544	521	83	865	-	-	-	1,095	-
Policy withdrawals	-	(118)	-	-	-	-	-	-	(85)	-
Transfers between portfolios	(5,306)	(353)	(374)	(1)	1	-	-	-	4	-
Policyholder charges (Note 3)	(169)	(276)	-	(354)	(16)	(93)	-	-	(699)	-
Net increase (decrease) in net assets from
contract transactions	(5,065)	(203)	147	(272)	850	(93)	-	-	315	-

Net increase (decrease) in net assets	(6,403)	(3,230)	(646)	(3,962)	(719)	(1,450)	-	-	(2,983)	-

Net assets beginning of period	8,568	7,405	2,185	9,351	4,905	3,221	-	-	8,274	-

Net assets end of period	$ 2,165	$ 4,175	$ 1,539	$ 5,389	$ 4,186	$ 1,771	$ -	$ -	$ 5,291	$ -

1 Contract Unit Transactions
Units Outstanding at December 31, 2007	643	352	146	565	361	95	-	-	294	-

Units Issued	37	35	50	6	73	-	-	-	49	-
Units Redeemed	(426)	(48)	(30)	(28)	(1)	(4)	-	-	(36)	-

Units Outstanding at December 31, 2008	254	339	166	543	433	91	-	-	307	-

JNLNY Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

	JNL/Franklin	JNL/	JNL/	JNL/			JNL/JPMorgan
	Templeton	Goldman Sachs	Goldman Sachs	Goldman Sachs	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Mid Cap	Short Duration	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap	Small Cap
	Value Portfolio	Bond Portfolio	Value Portfolio	Bond Portfolio	Value Portfolio	Portfolio	Portfolio	Portfolio	Equity Portfolio	Equity Portfolio
Operations
Net investment income (loss)	$ 7	$ 126	$ -	$ -	$ 41	$ (45)	$ 58	$ -	$ 88	$ (158)
Net realized gain (loss) on investments	134	16	-	-	410	(99)	13	-	(634)	(374)
Net change in unrealized appreciation
(depreciation) on investments	(1,148)	(367)	-	-	(1,970)	(2,649)	146	-	(6,078)	(7,506)
Net increase (decrease) in net assets
from operations	(1,007)	(225)	-	-	(1,519)	(2,793)	217	-	(6,624)	(8,038)

Contract transactions 1
Policy purchase payments	396	2,094	-	-	166	1,065	1,211	-	1,636	1,536
Policy withdrawals	-	51	-	-	-	-	-	-	(78)	-
Transfers between portfolios	(334)	(281)	-	-	13	(1)	(158)	-	(9)	7
Policyholder charges (Note 3)	(245)	(1,378)	-	-	(144)	(584)	(170)	-	(1,245)	(1,367)
Net increase (decrease) in net assets from
contract transactions	(183)	486	-	-	35	480	883	-	304	176

Net increase (decrease) in net assets	(1,190)	261	-	-	(1,484)	(2,313)	1,100	-	(6,320)	(7,862)

Net assets beginning of period	3,197	3,576	-	-	3,378	5,946	3,369	-	16,472	20,369

Net assets end of period	$ 2,007	$ 3,837	$ -	$ -	$ 1,894	$ 3,633	$ 4,469	$ -	$ 10,152	$ 12,507

1 Contract Unit Transactions
Units Outstanding at December 31, 2007	267	161	-	-	178	211	183	-	766	1,190

Units Issued	39	101	-	-	14	49	65	-	92	109
Units Redeemed	(53)	(79)	-	-	(11)	(27)	(19)	-	(79)	(99)

Units Outstanding at December 31, 2008	253	183	-	-	181	233	229	-	779	1,200

JNLNY Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

					JNL/MCM
		JNL/MCM	JNL/MCM	JNL/MCM	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	JNL/MCM	Bond Index	Communications	Consumer Brands	S&P 500 Stock	Financial	Healthcare	International	JNL 5	JNL Optimized
	25 Portfolio	Portfolio	Sector Portfolio	Sector Portfolio	Index Portfolio	Sector Portfolio	Sector Portfolio	Index Portfolio	Portfolio	5 Portfolio
Operations
Net investment income (loss)	$ -	$ -	$ 8	$ -	$ 37	$ 61	$ 9	$ 49	$ 3,504	$ (149)
Net realized gain (loss) on investments	-	-	17	-	399	453	290	(70)	28,247	(2,898)
Net change in unrealized appreciation
(depreciation) on investments	-	-	(79)	-	(1,790)	(6,805)	(1,869)	(2,037)	(152,193)	(6,639)
Net increase (decrease) in net assets
from operations	-	-	(54)	-	(1,354)	(6,291)	(1,570)	(2,058)	(120,442)	(9,686)

Contract transactions 1
Policy purchase payments	-	-	92	-	1,267	1,080	1,609	567	20,701	-
Policy withdrawals	-	-	-	-	-	(21)	(33)	-	1,231	(2,436)
Transfers between portfolios	-	-	20	-	(2)	7,976	2,722	(298)	(27,593)	(1)
Policyholder charges (Note 3)	-	-	(43)	-	(21)	(141)	(312)	(386)	(17,511)	(3,703)
Net increase (decrease) in net assets from
contract transactions	-	-	69	-	1,244	8,894	3,986	(117)	(23,172)	(6,140)

Net increase (decrease) in net assets	-	-	15	-	(110)	2,603	2,416	(2,175)	(143,614)	(15,826)

Net assets beginning of period	-	-	105	-	2,710	4,888	3,782	4,843	300,963	23,121

Net assets end of period	$ -	$ -	$ 120	$ -	$ 2,601	$ 7,491	$ 6,198	$ 2,668	$ 157,349	$ 7,296

1 Contract Unit Transactions
Units Outstanding at December 31, 2007	-	-	16	-	254	379	279	226	21,105	1,902

Units Issued	-	-	22	-	142	823	374	38	1,938	-
Units Redeemed	-	-	(8)	-	(2)	(19)	(53)	(44)	(3,726)	(781)

Units Outstanding at December 31, 2008	-	-	30	-	394	1,183	600	220	19,317	1,121

JNLNY Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

								JNL/		JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PIMCO	PPM America
	Oil & Gas	S&P 400 MidCap	S&P 500	Select Small-Cap	Small Cap	Technology	JNL/MCM	Global Growth	Total Return	Core Equity
	Sector Portfolio	Index Portfolio	Index Portfolio	Portfolio	Index Portfolio	Sector Portfolio	VIP Portfolio	Portfolio	Bond Portfolio	Portfolio
Operations
Net investment income (loss)	$ (70)	$ 5	$ 220	$ -	$ 3	$ (63)	$ 649	$ 316	$ 85	$ (3)
Net realized gain (loss) on investments	(1,561)	45	(213)	-	18	730	18,383	4,842	116	(11)
Net change in unrealized appreciation
(depreciation) on investments	(8,051)	(1,235)	(11,579)	-	(261)	(4,898)	(64,994)	(24,749)	(211)	(254)
Net increase (decrease) in net assets
from operations	(9,682)	(1,185)	(11,572)	-	(240)	(4,231)	(45,962)	(19,591)	(10)	(268)

Contract transactions 1
Policy purchase payments	3,429	68	1,978	-	35	1,162	2,414	4,312	939	35
Policy withdrawals	(6,146)	-	(115)	-	-	-	(2,035)	-	-	-
Transfers between portfolios	(5,740)	(375)	(17)	-	1	9,598	(2,570)	1,903	(542)	1
Policyholder charges (Note 3)	(3,662)	(482)	(2,209)	-	(45)	(161)	(5,633)	(1,978)	(144)	(42)
Net increase (decrease) in net assets from
contract transactions	(12,119)	(789)	(363)	-	(9)	10,599	(7,824)	4,237	253	(6)

Net increase (decrease) in net assets	(21,801)	(1,974)	(11,935)	-	(249)	6,368	(53,786)	(15,354)	243	(274)

Net assets beginning of period	30,400	3,749	30,617	-	679	1,800	109,956	44,196	2,209	657

Net assets end of period	$ 8,599	$ 1,775	$ 18,682	$ -	$ 430	$ 8,168	$ 56,170	$ 28,842	$ 2,452	$ 385

1 Contract Unit Transactions
Units Outstanding at December 31, 2007	765	221	2,312	-	43	239	7,419	2,742	135	26

Units Issued	116	5	193	-	3	1,873	192	509	58	2
Units Redeemed	(530)	(57)	(224)	-	(3)	(177)	(937)	(206)	(42)	(2)

Units Outstanding at December 31, 2008	351	169	2,281	-	43	1,935	6,674	3,045	151	26

JNLNY Separate Account IV
Statements of Changes in Net Assets
For the Year Ended December 31, 2008

	JNL/	JNL/
	PPM America	PPM America	JNL/Select	JNL/Select	JNL/	JNL/T.Rowe	JNL/T.Rowe	JNL/T.Rowe
	High Yield	Value Equity	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Value
	Bond Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Portfolio
Operations
Net investment income (loss)	$ 359	$ -	$ 35	$ 13	$ (1)	$ (213)	$ (128)	$ 7
Net realized gain (loss) on investments	(74)	-	74	-	(6)	(11)	851	62
Net change in unrealized appreciation
(depreciation) on investments	(1,716)	-	(458)	-	(40)	(14,199)	(7,576)	(371)
Net increase (decrease) in net assets
from operations	(1,431)	-	(349)	13	(47)	(14,423)	(6,853)	(302)

Contract transactions 1
Policy purchase payments	925	-	453	136	92	1,978	1,461	35
Policy withdrawals	-	-	-	-	-	(108)	-	-
Transfers between portfolios	(420)	-	(1)	(776)	1	(418)	(886)	-
Policyholder charges (Note 3)	(98)	-	-	-	(42)	(1,999)	(1,128)	(48)
Net increase (decrease) in net assets from
contract transactions	407	-	452	(640)	51	(547)	(553)	(13)

Net increase (decrease) in net assets	(1,024)	-	103	(627)	4	(14,970)	(7,406)	(315)

Net assets beginning of period	4,463	-	1,507	1,016	110	33,477	17,299	747

Net assets end of period	$ 3,439	$ -	$ 1,610	$ 389	$ 114	$ 18,507	$ 9,893	$ 432

1 Contract Unit Transactions
Units Outstanding at December 31, 2007	299	-	47	71	5	933	345	42

Units Issued	74	-	17	9	5	67	38	2
Units Redeemed	(38)	-	-	(53)	(2)	(91)	(48)	(3)

Units Outstanding at December 31, 2008	335	-	64	27	8	909	335	41

JNLNY Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights
 The following is a summary for each period in the five-year period ended December 31, 2009 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.  Unit values for portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying fund less expenses charged directly to the Separate Account.

					JNL/Capital	JNL/Capital	JNL/Capital
	JNL/AIM Global	JNL/AIM	JNL/AIM	JNL/AIM	Guardian Global	Guardian Global	Guardian U.S.	JNL/Eagle	JNL/Eagle	JNL/Franklin
	Real Estate	International	Large Cap	Small Cap	Balanced	Diversified	Growth Equity	Core Equity	SmallCap Equity	Templeton
	Portfolio(a)	Growth Portfolio	Growth Portfolio	Growth Portfolio	Portfolio	Research Portfolio	Portfolio	Portfolio	Portfolio	Income Portfolio(b)

Period ended December 31, 2009

Unit Value	$ 11.187055	$ 17.116960	$ 11.456125	$ 13.227797	$ 11.769357	$ 26.589227	$ 25.838415	$ 15.941548	$ 23.114209	$ 10.179023
1 Net Assets (in thousands)	$ 3	$ 6	$ 2	$ 7	$ 6	$ 2	$ 2	$ -	$ 8	$ -
1 Units Outstanding (in thousands)	0	0	0	1	1	0	0	-	0	-
Total Return ****	31.45%	38.68%	23.44%	33.79%	21.49%	37.29%	33.94%	33.06%	34.55%	31.88%
Investment Income Ratio **	2.46%	2.01%	0.50%	0.00%	2.61%	1.73%	0.21%	0.00%	0.00%	0.00%
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2008

Unit Value	$ 8.510793	$ 12.342667	$ 9.280704	$ 9.886943	$ 9.687617	$ 19.367143	$ 19.290325	$ 11.980550	$ 17.179476	$ 7.718306
Net Assets (in thousands)	$ 2	$ 4	$ 2	$ 5	$ 4	$ 2	$ -	$ -	$ 5	$ -
Units Outstanding (in thousands)	0	0	0	1	0	0	-	-	0	-
Total Return ****	-36.08%	-41.38%	-38.12%	-40.12%	-28.76%	-42.87%	-41.34%	-39.48%	-38.72%	-30.14%
Investment Income Ratio **	1.52%	0.44%	0.39%	0.00%	1.33%	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2007

Unit Value	$ 13.314473	$ 21.056848	$ 14.997766	$ 16.511724	$ 13.599324	$ 33.900487	$ 32.883644	$ 19.796500	$ 28.036040	$ 11.048579
Net Assets (in thousands)	$ 9	$ 7	$ 2	$ 9	$ 5	$ 3	$ -	$ -	$ 8	$ -
Units Outstanding (in thousands)	1	0	0	1	0	0	-	-	0	-
Total Return ****	-15.59%	8.96%	14.98%	10.57%	7.27%	19.78%	8.95%	-5.42%	11.26%	1.04%
Investment Income Ratio **	3.36%	1.91%	0.65%	0.29%	2.51%	1.20%	0.00%	0.00%	2.20%	0.00%
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2006

Unit Value	$ 15.773143	$ 19.324515	$ 13.043494	$ 14.932860	$ 12.678096	$ 28.302701	$ 30.181133	$ 20.931730	$ 25.199445	$ 10.935098
Net Assets (in thousands)	$ 6	$ 5	$ 1	$ 9	$ 1	$ 3	$ -	$ -	$ 7	$ -
Units Outstanding (in thousands)	-	-	-	1	-	-	-	-	-	-
Total Return****	35.39%	21.92%	7.05%	13.71%	9.98%	12.55%	3.94%	11.08%	19.27%	9.35%*
Investment Income Ratio **	0.06%	0.02%	0.00%	0.00%	0.03%	0.03%	0.00%	0.00%	0.00%	0.00%
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2005

Unit Value	$ 11.650272	$ 15.850466	$ 12.184802	$ 13.132736	$ 11.527881	$ 25.145745	$ 29.037144	$ 18.843788	$ 21.127511	n/a
Net Assets (in thousands)	$ -	$ 1	$ -	$ 5	$ -	$ -	$ -	$ -	$ 2	n/a
Units Outstanding (in thousands)	-	-	-	-	-	-	-	-	-	n/a
Total Return****	16.50%*	9.95%	6.54%	7.76%	9.39%	1.20%	3.92%	3.43%	1.77%	n/a
Investment Income Ratio **	0.00%	1.95%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	n/a
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	n/a

*      Total return is calculated from the effective date through the end of the reporting period.  The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.
***   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
****  Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

1 Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations May 1, 2006.

JNLNY Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/Franklin	JNL/	JNL/			JNL/JPMorgan
	Templeton	Goldman Sachs	Goldman Sachs	JNL/JPMorgan	JNL/JPMorgan	U.S. Government	JNL/Lazard	JNL/Lazard	JNL/Lazard
	Small Cap	Core Plus	Mid Cap	International	MidCap Growth	& Quality Bond	Emerging Markets	Mid Cap	Small Cap	JNL/MCM
	Value Portfolio(a)	Bond Portfolio	Value Portfolio(a)	Value Portfolio	Portfolio	Portfolio	Portfolio(b)	Equity Portfolio	Equity Portfolio(c)	25 Portfolio

Period ended December 31, 2009

Unit Value	$ 10.549317	$ 23.971824	$ 11.122178	$ 13.473044	$ 22.119924	$ 20.068881	$ 12.104402	$ 17.962642	$ 9.872088	$ 9.921473
1 Net Assets (in thousands)	$ 2	$ 4	$ -	$ 2	$ 6	$ 5	$ -	$ 14	$ -	$ -
1 Units Outstanding (in thousands)	0	0	-	0	0	0	-	1	-	-
Total Return ****	32.76%	13.44%	31.90%	29.43%	41.97%	2.99%	70.42%	37.94%	-5.40%	51.72%
Investment Income Ratio **	0.85%	4.11%	0.00%	4.55%	0.00%	2.90%	0.00%	0.92%	0.90%	0.00%
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2008

Unit Value	$ 7.946019	$ 21.131772	$ 8.432180	$ 10.409631	$ 15.580932	$ 19.486510	$ 7.102874	$ 13.021906	$ 10.435927	$ 6.539182
Net Assets (in thousands)	$ 2	$ 4	$ -	$ 2	$ 4	$ 4	$ -	$ 10	$ 13	$ -
Units Outstanding (in thousands)	0	0	-	0	0	0	-	1	1	-
Total Return ****	-33.66%	-5.80%	-36.61%	-44.94%	-44.81%	5.78%	-50.39%	-39.43%	-39.08%	-35.66%
Investment Income Ratio **	1.14%	4.28%	0.00%	2.44%	0.00%	2.49%	0.00%	1.51%	0.00%	0.00%
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2007

Unit Value	$ 11.978159	$ 22.431968	$ 13.301476	$ 18.906118	$ 28.232440	$ 18.422326	$ 14.316139	$ 21.498964	$ 17.131795	$ 10.164033
Net Assets (in thousands)	$ 3	$ 4	$ -	$ 3	$ 6	$ 3	$ 0	$ 16	$ 20	$ -
Units Outstanding (in thousands)	0	0	-	0	0	0	-	1	1	-
Total Return ****	-6.73%	6.22%	2.05%	11.23%	7.15%	5.69%	30.93%	-3.38%	-7.47%	-3.46%
Investment Income Ratio **	3.42%	6.69%	0.00%	4.95%	0.00%	5.35%	0.00%	5.40%	4.19%	0.00%
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2006

Unit Value	$ 12.843061	$ 21.119395	$ 13.034651	$ 16.997929	$ 26.348364	$ 17.430947	$ 10.934556	$ 22.251976	$ 18.515138	$ 10.528746
Net Assets (in thousands)	$ 3	$ 3	$ -	$ 4	$ 4	$ 2	$ -	$ 16	$ 21	$ -
Units Outstanding (in thousands)	-	-	-	-	-	-	-	1	1	-
Total Return****	17.03%	4.00%	15.02%	31.09%	11.26%	2.46%	9.35%*	13.83%	16.08%	5.29%*
Investment Income Ratio **	0.04%	0.00%	0.00%	0.05%	0.00%	0.00%	0.00%	0.21%	1.37%	0.00%
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2005

Unit Value	$ 10.974323	$ 20.306967	$ 11.332174	$ 12.966867	$ 23.682201	$ 17.012125	n/a	$ 19.549125	$ 15.950728	n/a
Net Assets (in thousands)	$ -	$ 2	$ -	$ 3	$ -	$ 1	n/a	$ 13	$ 18	n/a
Units Outstanding (in thousands)	-	-	-	-	-	-	n/a	1	1	n/a
Total Return****	9.74%*	1.94%	13.32%*	18.19%	5.39%	2.07%	n/a	8.00%	3.91%	n/a
Investment Income Ratio **	0.00%	5.82%	0.00%	0.73%	0.00%	9.78%	n/a	11.33%	5.29%	n/a
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	n/a	0.90%	0.90%	n/a

*      Total return is calculated from the effective date through the end of the reporting period.  The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.
***   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
****  Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

1 Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a) Commencement of operations May 2, 2005.
(b) Commencement of operations May 1, 2006.
(c) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.

JNLNY Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

				JNL/MCM
	JNL/MCM	JNL/MCM	JNL/MCM	Enhanced	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM
	Bond Index	Communications	Consumer Brands	S&P 500 Stock	Financial	Healthcare	International	JNL 5	JNL Optimized	Oil & Gas
	Portfolio	Sector Portfolio	Sector Portfolio	Index Portfolio(b)	Sector Portfolio	Sector Portfolio	Index Portfolio	Portfolio	5 Portfolio(a)	Sector Portfolio

Period ended December 31, 2009

Unit Value	$ 13.748159	$ 5.074240	$ 10.228340	$ 6.162303	$ 7.465492	$ 12.392819	$ 15.550251	$ 10.040533	$ 8.904547	$ 29.221649
1 Net Assets (in thousands)	$ -	$ 0	$ -	$ -	$ 10	$ 7	$ 4	$ 188	$ -	$ 11
1 Units Outstanding (in thousands)	-	0	-	-	1	1	0	19	-	0
Total Return ****	5.04%	25.32%	32.22%	-6.60%	17.74%	20.03%	28.41%	23.27%	36.77%	19.20%
Investment Income Ratio **	0.00%	5.12%	0.00%	3.35%	1.75%	1.39%	2.74%	4.00%	0.00%	1.07%
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2008

Unit Value	$ 13.088036	$ 4.049058	$ 7.736115	$ 6.597812	$ 6.340608	$ 10.324906	$ 12.109524	$ 8.145344	$ 6.510798	$ 24.514925
Net Assets (in thousands)	$ -	$ 0	$ -	$ 3	$ 7	$ 6	$ 3	$ 157	$ 7	$ 9
Units Outstanding (in thousands)	-	0	-	0	1	1	0	19	1	0
Total Return ****	2.96%	-39.93%	-31.81%	-38.19%	-50.98%	-23.74%	-43.33%	-42.88%	-46.45%	-38.29%
Investment Income Ratio **	0.00%	7.66%	0.00%	2.20%	1.53%	1.05%	2.15%	2.43%	0.01%	0.58%
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2007

Unit Value	$ 12.712293	$ 6.740088	$ 11.345763	$ 10.673871	$ 12.934902	$ 13.538824	$ 21.368786	$ 14.259902	$ 12.158867	$ 39.726273
Net Assets (in thousands)	$ -	$ 0	$ -	$ 3	$ 5	$ 4	$ 5	$ 301	$ 23	$ 30
Units Outstanding (in thousands)	-	0	-	0	0	0	0	21	2	1
Total Return ****	6.67%	3.88%	-8.50%	2.89%	-17.90%	6.86%	9.56%	0.72%	12.78%	34.34%
Investment Income Ratio **	0.00%	5.95%	0.00%	3.04%	1.90%	1.51%	1.45%	1.94%	5.15%	1.12%
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2006

Unit Value	$ 11.917170	$ 6.488068	$ 12.399483	$ 10.373925	$ 15.755046	$ 12.670234	$ 19.503581	$ 14.157712	$ 10.781316	$ 29.570472
Net Assets (in thousands)	$ -	$ -	$ -	$ 1	$ 1	$ 3	$ 8	$ 273	$ -	$ 21
Units Outstanding (in thousands)	-	-	-	-	-	-	-	19	-	1
Total Return****	3.46%	36.27%	12.69%	16.03%	18.00%	5.50%	24.80%	17.92%	7.81%*	19.97%
Investment Income Ratio **	0.00%	0.00%	0.00%	0.08%	0.02%	0.02%	0.02%	0.02%	0.00%	0.07%
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2005

Unit Value	$ 11.518325	$ 4.761086	$ 11.002881	$ 8.940821	$ 13.351496	$ 12.009391	$ 15.628400	$ 12.005779	n/a	$ 24.647451
Net Assets (in thousands)	$ -	$ -	$ -	$ 1	$ -	$ 1	$ 3	$ 141	n/a	$ 4
Units Outstanding (in thousands)	-	-	-	-	-	-	-	12	n/a	-
Total Return****	1.56%	0.27%	-3.02%	3.66%	5.67%	6.97%	12.44%	9.94%	n/a	35.86%
Investment Income Ratio **	0.00%	0.00%	0.00%	11.09%	2.75%	1.27%	2.36%	0.04%	n/a	3.56%
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	n/a	0.90%

*      Total return is calculated from the effective date through the end of the reporting period.  The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.
***   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
****  Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

1 Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a) Commencement of operations May 1, 2006.
(b) For 2009, the period is from January 1, 2009 through acquisition April 3, 2009. Unit values disclosed are as of April 3, 2009.

JNLNY Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

							JNL/		JNL/	JNL/
	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM	JNL/MCM		Oppenheimer	JNL/PIMCO	PPM America	PPM America
	S&P 400 MidCap	S&P 500	Select Small-Cap	Small Cap	Technology	JNL/MCM	Global Growth	Total Return	Core Equity	High Yield
	Index Portfolio	Index Portfolio	Portfolio(a)	Index Portfolio	Sector Portfolio	VIP Portfolio	Portfolio	Bond Portfolio	Portfolio(b)	Bond Portfolio

Period ended December 31, 2009

Unit Value	$ 14.417729	$ 10.252630	$ 5.470610	$ 12.865692	$ 6.866731	$ 10.374156	$ 13.101304	$ 18.814417	$ 17.940914	$ 14.923980
1 Net Assets (in thousands)	$ 0	$ 29	$ -	$ 17	$ 14	$ 66	$ 39	$ 4	$ -	$ 8
1 Units Outstanding (in thousands)	0	3	-	1	2	6	3	0	-	1
Total Return ****	37.09%	25.12%	4.16%	26.50%	62.74%	23.25%	38.33%	14.62%	25.23%	45.26%
Investment Income Ratio **	0.52%	1.71%	0.00%	1.22%	0.17%	1.92%	1.67%	2.73%	8.51%	8.12%
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2008

Unit Value	$ 10.517035	$ 8.193937	$ 5.252333	$ 10.170712	$ 4.219569	$ 8.416892	$ 9.471316	$ 16.414180	$ 14.326350	$ 10.273674
Net Assets (in thousands)	$ 2	$ 19	$ -	$ 0	$ 8	$ 56	$ 29	$ 2	$ 0	$ 3
Units Outstanding (in thousands)	0	2	-	0	2	7	3	0	0	0
Total Return ****	-38.07%	-38.13%	-40.45%	-35.45%	-43.82%	-43.21%	-41.23%	-0.34%	-40.90%	-31.27%
Investment Income Ratio **	1.05%	1.77%	0.00%	1.57%	0.26%	1.66%	1.72%	4.36%	0.38%	9.54%
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2007

Unit Value	$ 16.981796	$ 13.244249	$ 8.819650	$ 15.757165	$ 7.510194	$ 14.821854	$ 16.114657	$ 16.469542	$ 24.242659	$ 14.948496
Net Assets (in thousands)	$ 4	$ 31	$ -	$ 1	$ 2	$ 110	$ 44	$ 2	$ 1	$ 4
Units Outstanding (in thousands)	0	2	-	0	0	7	3	0	0	0
Total Return ****	6.72%	4.19%	-11.13%	-2.79%	13.76%	10.07%	5.60%	7.55%	-7.96%	-1.68%
Investment Income Ratio **	0.69%	1.65%	0.00%	1.25%	0.06%	3.51%	1.10%	5.50%	0.42%	8.91%
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2006

Unit Value	$ 15.911912	$ 12.711674	$ 9.923836	$ 16.209355	$ 6.601915	$ 13.465353	$ 15.260477	$ 15.312945	$ 26.339871	$ 15.204687
Net Assets (in thousands)	$ 9	$ 30	$ -	$ 1	$ 1	$ 96	$ 34	$ 2	$ 1	$ 4
Units Outstanding (in thousands)	1	2	-	-	-	7	2	-	-	-
Total Return****	8.93%	14.26%	-0.76%*	16.50%	8.67%	11.34%	16.16%	2.66%	12.81%	9.74%
Investment Income Ratio **	0.04%	0.03%	0.00%	0.00%	0.00%	0.05%	0.08%	0.01%	0.01%	0.09%
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2005

Unit Value	$ 14.608014	$ 11.125182	n/a	$ 13.913683	$ 6.075313	$ 12.094139	$ 13.137532	$ 14.915980	$ 23.348939	$ 13.855705
Net Assets (in thousands)	$ 7	$ 25	n/a	$ -	$ -	$ 13	$ 27	$ -	$ -	$ 2
Units Outstanding (in thousands)	-	2	n/a	-	-	1	2	-	-	-
Total Return****	11.14%	3.59%	n/a	3.45%	1.67%	9.07%	12.96%	1.70%	8.04%	0.97%
Investment Income Ratio **	1.68%	1.66%	n/a	0.00%	0.00%	0.40%	0.23%	6.17%	0.00%	9.36%
Ratio of Expenses ***	0.90%	0.90%	n/a	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

*      Total return is calculated from the effective date through the end of the reporting period.  The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.
***   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
****  Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

1 Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a) Commencement of operations May 1, 2006.
(b) For 2009, the period is from January 1, 2009 through acquisition September 25, 2009. Unit values disclosed are as of September 25, 2009.

JNLNY Separate Account IV
Notes to Financial Statements (continued)

Note 6 - Financial Highlights (continued)

	JNL/
	PPM America	JNL/Select	JNL/Select	JNL/	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe	JNL/T. Rowe
	Value Equity	Balanced	Money Market	Select Value	Price Established	Price Mid-Cap	Price Short-Term	Price Value
	Portfolio	Portfolio	Portfolio	Portfolio	Growth Portfolio	Growth Portfolio	Bond Portfolio(a)	Portfolio

Period ended December 31, 2009

Unit Value	$ 17.501558	$ 29.123938	$ 14.533804	$ 19.024291	$ 29.002383	$ 43.047073	$ 10.661738	$ 13.866770
1 Net Assets (in thousands)	$ -	$ 2	$ 1	$ 0	$ 26	$ 15	$ -	$ 1
1 Units Outstanding (in thousands)	-	0	0	0	1	0	-	0
Total Return ****	43.43%	18.91%	-0.66%	23.27%	42.50%	45.81%	6.78%	36.30%
Investment Income Ratio **	0.00%	2.97%	0.22%	2.17%	0.49%	0.00%	0.00%	1.67%
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2008

Unit Value	$ 12.202459	$ 24.491821	$ 14.630397	$ 15.433118	$ 20.352089	$ 29.523343	$ 9.984894	$ 10.173947
Net Assets (in thousands)	$ -	$ 2	$ 0	$ 0	$ 19	$ 10	$ -	$ 0
Units Outstanding (in thousands)	-	0	0	0	1	0	-	0
Total Return ****	-47.55%	-21.28%	1.42%	-33.56%	-43.26%	-41.06%	-6.50%	-40.97%
Investment Income Ratio **	0.00%	3.27%	2.53%	0.00%	0.12%	0.00%	0.00%	2.09%
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2007

Unit Value	$ 23.263206	$ 31.114503	$ 14.425057	$ 23.230305	$ 35.869993	$ 50.087690	$ 10.679257	$ 17.234944
Net Assets (in thousands)	$ -	$ 2	$ 1	$ 0	$ 33	$ 17	$ -	$ 1
Units Outstanding (in thousands)	-	0	0	0	1	0	-	0
Total Return ****	-6.22%	6.69%	4.07%	7.54%	9.27%	16.40%	4.10%	0.10%
Investment Income Ratio **	0.00%	1.71%	4.83%	4.87%	1.18%	1.56%	0.00%	1.76%
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2006

Unit Value	$ 24.805417	$ 29.163333	$ 13.860535	$ 21.601715	$ 32.826864	$ 43.031124	$ 10.258597	$ 17.217693
Net Assets (in thousands)	$ -	$ 1	$ 1	$ -	$ 27	$ 15	$ -	$ 1
Units Outstanding (in thousands)	-	-	-	-	1	-	-	-
Total Return****	12.20%	12.97%	3.79%	20.36%	12.98%	6.05%	2.59%*	19.23%
Investment Income Ratio **	0.00%	0.02%	0.00%	0.00%	0.02%	0.05%	0.00%	0.00%
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Period ended December 31, 2005

Unit Value	$ 22.108566	$ 25.814461	$ 13.354305	$ 17.947225	$ 29.055701	$ 40.577277	n/a	$ 14.441114
Net Assets (in thousands)	$ -	$ 1	$ -	$ -	$ 23	$ 12	n/a	$ -
Units Outstanding (in thousands)	-	-	-	-	1	-	n/a	-
Total Return****	4.24%	4.92%	1.99%	7.44%	5.35%	13.30%	n/a	5.82%
Investment Income Ratio **	0.00%	7.74%	0.00%	0.00%	0.21%	0.01%	n/a	1.57%
Ratio of Expenses ***	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	n/a	0.90%

*      Total return is calculated from the effective date through the end of the reporting period.  The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

** These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.
***   Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
****  Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

1 Some investments have a net asset and ending unit balance of less than one thousand, due to rounding it is displayed as a zero.

(a) Commencement of operations May 1, 2006.

JNLNY Separate Account IV
Notes to Financial Statements

Note 1 – Organization

Jackson National Life Insurance Company of New York (“Jackson”) established JNLNY Separate Account IV (the “Separate Account”) on November 30, 1998.  The Separate Account commenced operations on March 8, 2004, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson.  However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on the direction of the policyholder, net premiums for individual flexible premium variable universal life contracts issued by Jackson.  The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment.  The Separate Account contained forty-eight (48) Portfolios during 2009, but currently contains forty-five (45) Portfolios as of December 31, 2009, each of which invests in the following mutual funds (“Funds”):

JNL Series Trust
JNL/AIM Global Real Estate Fund	JNL/JPMorgan International Value Fund	JNL/Oppenheimer Global Growth Fund
JNL/AIM International Growth Fund	JNL/JPMorgan MidCap Growth Fund	JNL/PIMCO Total Return Bond Fund
JNL/AIM Large Cap Growth Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/PPM America Core Equity Fund(1)
JNL/AIM Small Cap Growth Fund	JNL/Lazard Emerging Markets Fund	JNL/PPM America High Yield Bond Fund
JNL/Capital Guardian Global Balanced Fund	JNL/Lazard Mid Cap Equity Fund	JNL/PPM America Value Equity Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/Lazard Small Cap Equity Fund(1)	JNL/Select Balanced Fund
JNL/Capital Guardian U.S. Growth Equity Fund	JNL/MCM Bond Index Fund*	JNL/Select Money Market Fund
JNL/Eagle Core Equity Fund	JNL/MCM Enhanced S&P 500 Stock Index Fund(1)*	JNL/Select Value Fund
JNL/Eagle SmallCap Equity Fund	JNL/MCM International Index Fund*	JNL/T. Rowe Price Established Growth Fund
JNL/Franklin Templeton Income Fund	JNL/MCM S&P 400 MidCap Index Fund*	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/MCM S&P 500 Index Fund*	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Goldman Sachs Core Plus Bond Fund	JNL/MCM Small Cap Index Fund*	JNL/T. Rowe Price Value Fund
JNL/Goldman Sachs Mid Cap Value Fund

JNL Variable Fund LLC
JNL/MCM 25 Fund*	JNL/MCM Healthcare Sector Fund*	JNL/MCM Select Small-Cap Fund*
JNL/MCM Communications Sector Fund*	JNL/MCM JNL 5 Fund*	JNL/MCM Technology Sector Fund*
JNL/MCM Consumer Brands Sector Fund*	JNL/MCM JNL Optimized 5 Fund*	JNL/MCM VIP Fund*
JNL/MCM Financial Sector Fund*	JNL/MCM Oil & Gas Sector Fund*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

Note 1 – Organization (continued)

During the year ended December 31, 2009, the following acquisitions were completed:

ACQUIRED PORTFOLIO	ACQUIRING PORTFOLIO	DATE OF AQUISITION
JNL/Lazard Small Cap Equity Fund	JNL/MCM Small Cap Index Fund	April 3, 2009
JNL/MCM Enhanced S&P 500 Stock Index Fund	JNL/MCM S&P 500 Index Fund	April 3, 2009
JNL/PPM America Core Equity Fund	JNL/MCM S&P 500 Index Fund	September 25, 2009

During the year ended December 31, 2009, the following Fund changed its name:

PRIOR PORTFOLIO NAME	CURRENT PORTFOLIO NAME	EFFECTIVE DATE
JNL/Goldman Sachs Short Duration Bond Fund	JNL/T. Rowe Price Short-Term Bond Fund(2)	September 28, 2009

(1) These funds are no longer available as of December 31, 2009.
(2) This name change is due to a change in sub-adviser.
* MCM denotes the sub-adviser Mellon Capital Management throughout these financial statements.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Investments

The Separate Account’s investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds.  The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account.  Investments in the Funds are recorded on trade date.  Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code.  Under current law, no federal income taxes are payable with respect to the Separate Account.  Therefore, no federal income tax has been provided.

Note 2 – Significant Accounting Policies (continued)

FASB Accounting Standards Codification™ (the ASC)

In June 2009, the FASB issued an accounting pronouncement establishing the FASB Accounting Standards Codification™ (the ASC) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities. This pronouncement was effective for financial statements issued for interim and annual periods ending after September 15, 2009, for most entities. On the effective date, all non-SEC accounting and reporting standards were superseded.   This pronouncement had no impact on the accompanying financial statements.

Topic 820 in the Accounting Standards Codification (ASC 820), “Fair Value Measurements”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of a Fund’s investments under ASC 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets.  Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Fund’s own assumptions in determining the fair value of the investment.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of December 31, 2009, all of the Separate Account's investments are in funds for which quoted prices are available in an active market.  Therefore, all investments have been categorized as Level 1. The characterization of the underlying securities held by the Funds in accordance with ASC 820 differs from the characterization of an investment in the fund.

Note 3 – Policy Charges

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Asset-based Charges

Insurance Charges
Jackson deducts a daily contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.90% in years 1-10, 0.25% in years 11-20, and 0.0% in years 21 and up for the assumption of mortality and expense risks.  The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson.  This charge is an expense of the Separate Account and is deducted daily from the net assets of the Separate Account.  This is charged through the daily unit value calculation.

Transaction Charges

Policy premium payments are reflected net of the following charges paid:

Sales Charge
A basic sales charge is deducted from each premium payment received.  This sales charge is not to exceed 6% of each premium in all years.  Total sales charges deducted from premium payments for the years ended December 31, 2009 and 2008 amounted to $3,637 and $3,695, respectively.

Note 3 – Policy Charges (continued)

Premium Tax Charge
Some states and local governmental entities charge premium taxes or other similar taxes.  Jackson pays these taxes and may make a deduction from the value of the contract for them.  Premium taxes will not exceed 2.0%.  Currently, New York does not impose premium taxes.

Federal Tax Charge
A federal tax charge of 1.5% is deducted from each premium payment.

Total tax charges for the years ended December 31, 2009 and 2008 amounted to $2,141 and $2,174, respectively.

In addition to deductions for premium payments, cash value charges, if any, are assessed from the actual cash value of the policy.  These charges are paid by redeeming units of the Separate Account held by the individual policyholder.

Cost of Insurance Charge
The cost of insurance varies with the amount of insurance, the insured’s age, sex, risk class, and duration of the policy.

Monthly Policy Charge
A monthly policy fee is assessed at $15 per month of policy years 1-3 and $7.50 per month thereafter.

Administrative Charge
An administrative charge of $0.07 per thousand of the specified death benefit (policy face value) will be assessed in the first 10 policy years and $0.01 per thousand thereafter.

Optional Rider Charges
Types of optional riders include the following: Terminal Illness Benefit Rider, Additional Death Benefit Coverage, Waiver of Monthly Deductions, Waiver of Specified Premium, Guaranteed Minimum Death Benefit, and Child Insurance Rider.  For a full explanation of product optional riders, please refer to the products prospectus.

The total cash value charges for the years ended December 31, 2009 and 2008 amounted to $39,007 and $46,528, respectively.

Contract Charges

Transfer Fee Charge
A transfer fee of $25 will apply to transfers made by policyholders between the portfolios in excess of 15 transfers in a contract year.  Jackson may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required.  This fee will be deducted from the amount transferred prior to the allocation to a different portfolio.

Re-Underwriting Fee Charge
If a transaction under a policy requires underwriting approval after the commencement date, a fee of $25 is deducted.

Illustration Charge
One personalized illustration is free of charge each policy year.  A fee of $25 (to be paid in cash) will be assessed for any additional illustration request during the policy year.

Note 3 – Policy Charges (continued)

Surrender Charges

During the first nine contract years, certain contracts include a provision for a charge upon the surrender, partial surrender or increase in the specified death benefit of the contract.  The amount assessed under the contract terms, if any, depends upon the specified rate associated with the particular contract.  The rate is determined based on a number of factors, including the insured’s age, sex, underwriting risk classification, and the contract year of surrender.  The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.

There were no contract charges assessed for the year ended December 31, 2009.  The contract charges assessed for the year ended December 31, 2008 amounted to $25.

Note 4 – Purchases and Sales of Investments

For the year ended December 31, 2009, purchases and proceeds from sales of investments are as follows:

JNL Series Trust
	Purchases	Proceeds from Sales		Purchases	Proceeds
					from Sales
JNL/AIM Global Real Estate Fund	$577	$382	JNL/MCM Bond Index Fund	$-	$-
JNL/AIM International Growth Fund	703	843	JNL/MCM Enhanced S&P 500 Stock Index Fund	507	2,868
JNL/AIM Large Cap Growth Fund	533	25	JNL/MCM International Index Fund	707	388
JNL/AIM Small Cap Growth Fund	83	415	JNL/MCM S&P 400 MidCap Index Fund	74	1,647
JNL/Capital Guardian Global Balanced Fund	3,411	2,552	JNL/MCM S&P 500 Index Fund	10,393	6,109
JNL/Capital Guardian Global Diversified Research Fund	34	104	JNL/MCM Small Cap Index Fund	12,857	1,214
JNL/Capital Guardian U.S. Growth Equity Fund	2,417	220	JNL/Oppenheimer Global Growth Fund	8,759	7,736
JNL/Eagle Core Equity Fund	-	-	JNL/PIMCO Total Return Bond Fund	3,928	3,092
JNL/Eagle SmallCap Equity Fund	1,231	771	JNL/PPM America Core Equity Fund	59	506
JNL/Franklin Templeton Income Fund	-	-	JNL/PPM America High Yield Bond Fund	3,732	830
JNL/Franklin Templeton Small Cap Value Fund	48	540	JNL/PPM America Value Equity Fund	-	-
JNL/Goldman Sachs Core Plus Bond Fund	2,173	2,689	JNL/Select Balanced Fund	507	16
JNL/Goldman Sachs Mid Cap Value Fund	-	-	JNL/Select Money Market Fund	143	24
JNL/JPMorgan International Value Fund	259	167	JNL/Select Value Fund	125	48
JNL/JPMorgan MidCap Growth Fund	1,065	627	JNL/T. Rowe Price Established Growth Fund	4,316	5,198
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,669	739	JNL/T. Rowe Price Mid-Cap Growth Fund	3,365	3,174
JNL/Lazard Emerging Markets Fund	-	-	JNL/T. Rowe Price Short-Term Bond Fund	-	-
JNL/Lazard Mid Cap Equity Fund	1,398	1,429	JNL/T. Rowe Price Value Fund	43	49
JNL/Lazard Small Cap Equity Fund	824	12,572

Note 4 – Purchases and Sales of Investments (continued)

JNL Variable Fund LLC
	Purchases	Proceeds from Sales		Purchases	Proceeds
					from Sales
JNL/MCM 25 Fund	$-	$-	JNL/MCM JNL Optimized 5 Fund	$2,431	$9,340
JNL/MCM Communications Sector Fund	118	47	JNL/MCM Oil & Gas Sector Fund	11,209	9,013
JNL/MCM Consumer Brands Sector Fund	-	-	JNL/MCM Select Small-Cap Fund	-	-
JNL/MCM Financial Sector Fund	1,475	975	JNL/MCM Technology Sector Fund	1,305	632
JNL/MCM Healthcare Sector Fund	5,113	5,648	JNL/MCM VIP Fund	15,147	17,026
JNL/MCM JNL 5 Fund	34,440	35,581

Note 5 – Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements are available to be issued, and has concluded there are no events that require financial statement disclosure and/or adjustments to the financial statements.

Independent Auditors’ Report

The Board of Directors of Jackson National Life Insurance Company of New York and
Contract Owners of JNLNY Separate Account IV:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within JNLNY Separate Account IV (Separate Account) as set forth herein as of December 31, 2009, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agent of the underlying mutual fund. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within JNLNY Separate Account IV as set forth herein as of December 31, 2009, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

February 25, 2010

PART C

OTHER INFORMATION

Item 26. Exhibits

(a)  Resolution of Board of Directors of Jackson National Life Insurance Company
     of New York  authorizing the  establishment  of JNLNY Separate  Account IV, incorporated  by reference to Registrant's  Registration  Statement on Form
     N-4 (File Nos. 333-86933 and 811-09577) as filed on September 10, 1999.

(b)  Not applicable.

(c)  (1)  Distribution Agreement between Jackson National Life Insurance Company of New York and Jackson National Life Distributors, Inc., incorporated by reference to Registrant's  Registration Statement on Form N-6 (File
          Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (2)  Form of Selling  Agreement,  incorporated by reference to Registrant's
          Registration   Statement  on  Form  N-6  (File  Nos.   333-108433  and
          811-09933) as filed on October 17, 2003.

(d)  (1)  Form of Flexible Premium Variable Life Insurance Policy,  incorporated by reference to Registrant's Registration Statement on Form N-6
          (File Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (2)  Form  of  Child   Insurance   Rider,   incorporated  by  reference  to
          Registrant's  Registration Statement on Form N-6 (File Nos. 333-108433
          and 811-09933) as filed on October 17, 2003.

     (3)  Form of  Guaranteed  Minimum  Death  Benefit  Rider,  incorporated  by reference  to  Registrant's  Registration  Statement on Form N-6 (File
          Nos. 333-108433 and 811-09933) as filed on October 17, 2003.

     (4)  Form of Other Insured Term Insurance Rider,  incorporated by reference
          to  Registrant's   Registration  Statement  on  Form  N-6  (File  Nos.
          333-108433 and 811-09933) as filed on October 17, 2003.

     (5)  Form of Waiver of Monthly Deductions Rider,  incorporated by reference
          to  Registrant's   Registration  Statement  on  Form  N-6  (File  Nos.
          333-108433 and 811-09933) as filed on October 17, 2003.

     (6)  Form of Waiver of  Specified  Premium,  incorporated  by  reference to
          Registrant's  Registration Statement on Form N-6 (File Nos. 333-108433
          and 811-09933) as filed on October 17, 2003.

     (7)  Form of Terminal  Illness Benefit Rider,  incorporated by reference to
          Registrant's  Registration Statement on Form N-6 (File Nos. 333-108433
          and 811-09933) as filed on October 17, 2003.

     (8)  Form of Loan  Endorsement,  incorporated  by reference to Registrant's
          Post-Effective Amendment No. 3 (File Nos. 333-109762 and 811-10463) as
          filed on October 27, 2004.

(e)  (1)  Specimen  Application,   incorporated  by  reference  to  Registrant's
          Registration   Statement  on  Form  N-6  (File  Nos.   333-108433  and
          811-09933) as filed on October 17, 2003.

     (2)  Specimen  Supplemental  Application,   incorporated  by  reference  to
          Registrant's  Post-Effective Amendment No. 3 (File Nos. 333-109762 and
          811-10463) as filed on October 27, 2004.

(f)  (1)  Declaration  and  Charter of First  Jackson  National  Life  Insurance
          Company,   incorporated  by  reference  to  Registrant's  Registration
          Statement on Form N-4 (File Nos.  333-86933 and 811-09577) as filed on
          September 10, 1999.

     (2)  Certificate  of Amendment of Charter of First  Jackson  National  Life
          Insurance   Company,   incorporated   by  reference  to   Registrant's
          Registration Statement on Form S-6 (File Nos. 333-67902 and 811-10463)
          as filed on or about August 8, 2001.

     (3)  Bylaws of First Jackson National Life Insurance Company,  incorporated by reference to Registrant's  Registration Statement on Form N-4 (File
          Nos. 333-86933 and 811-09577) as filed on September 10, 1999.

(g)  (1)  Reinsurance Agreement between Jackson National Life Insurance Company of New York and RGA Reinsurance Company, incorporated by reference to
          Registrant's Post-Effective Amendment No. 6 (File Nos. 333-109762 and
          811-10463) as filed on April 28, 2006.

     (2)  Reinsurance  Agreement between Jackson National Life Insurance Company of  New  York  and  Transamerica  Financial  Life  Insurance  Company,
          incorporated by reference to Registrant's Post-Effective Amendment No.
          6 (File Nos. 333-109762 and 811-10463) as filed on April 28, 2006.

     (3)  Reinsurance  Agreement between Jackson National Life Insurance Company
          of  New  York  and  Security   Life  of  Denver   Insurance   Company,
          incorporated by reference to Registrant's Post-Effective Amendment No.
          6 (File Nos. 333-109762 and 811-10463) as filed on April 28, 2006.

(h)  Not applicable.

(i)  Not applicable.

(j)  Not applicable.

(k)  Legal Opinion and Consent of Counsel, attached hereto.

(l)  (1)  Actuarial  Opinion,  incorporated by reference to  Registrant's  Post-
          Effective  Amendment  No. 1 filed on  December  30,  2003  (File  Nos.
          333-86933 and 811-09577).

(l)  (2)  Actuarial  Opinion,  incorporated by reference to  Registrant's  Post-
          Effective  Amendment  No.  10 filed  on  March  26,  2008  (File  Nos.
          333-86933 and 811-09577).

(l)  (3)  Actuarial  Opinion, incorporated by reference to  Registrant's  Post-
          Effective  Amendment  No.  12 filed  on  April 2, 2009  (File  Nos.
          333-86933 and 811-09577).

(l) (4) Actuarial Opinion, attached hereto.

(m)  (1)  Sample  Calculations,  incorporated by reference to Registrant's Post-
          Effective  Amendment  No. 1 filed on  December  30,  2003  (File  Nos.
          333-86933 and 811-09577).

(m)  (2)  Sample  Calculations,  incorporated by reference to Registrant's Post-
          Effective Amendment No. 8 filed on April 27, 2007 (File Nos. 333-86933 and 811-09577).

(m)  (3)  Sample  Calculations,  incorporated by reference to Registrant's Post-
          Effective  Amendment  No.  10 filed  on  March  26,  2008  (File  Nos.
          333-86933 and 811-09577).

(n)  Consent of Independent Registered Public Accounting Firm, attached hereto.

(o)  Not applicable.

(p)  Not applicable.

(q)  Redeemability Exemption, incorporated by reference to Registrant's
     Post-Effective Amendment No. 1 filed on December 30, 2003 (File Nos.
     333-86933 and 811-09577).

Item 27.       Directors and Officers of the Depositor

Name and Business Address	Positions and Offices with Underwriter

Michael A. Wells	Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping	Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic	Regional Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger	Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt	Regional Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Maura Collins	Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord	Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Carl Donahue	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald	Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.	Regional Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe	Vice President and General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson	Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag	Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever	Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler	Vice President
7601 Technology Way
Denver, CO 80237

James Livingston	Executive Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle	Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer	Manager and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers	Regional Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler	Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale	Assistant Vice President
38705 Seven Mile Road,
Suite 251
Livonia, MI 48152-1058

Steve Papa	Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury	Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Jennifer (Seamount) Miller	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne	Regional Vice President
7601 Technology Way
Denver, CO 80237

Brian Sward	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend	Senior Vice President and Controller and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood	Vice President
7601 Technology Way
Denver, CO 80237
Vice President
Asa Wood
7601 Technology Way
Denver, CO 80237

Daniel Wright	Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Item 28.       Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company	State of Organization	Control/Ownership	Business Principal

Alcona Funding LLC	Delaware	100% Jackson National Life	Investment Related
		Insurance Company	Company

Berrien Funding LLC	Delaware	100% Jackson National Life	Investment Related
		Insurance Company	Company

Brooke GP	Delaware	99% Brooke (Holdco 1) Inc.	Holding Company Activities
1% Brooke (Holdco 2) Inc.

Brooke LLC	Delaware	77% Prudential (US Holdco 2)	Holding Company Activities
Limited
23% Brooke (Jersey) Limited

Brooke (Holdco 1) Inc.	Delaware	100% Prudential (US Holdco 3) BV	Holding Company Activities

Brooke (Holdco 2) Inc.	Delaware	100% Brooke (Holdco 1) Inc.	Holding Company Activities

Brooke Holdings LLC	Delaware	100% Nicole Finance Inc.	Holding Company Activities

Brooke Holdings (UK)	United Kingdom	100% Brooke GP	Holding Company Activities
Limited

Brooke Investment, Inc.	Delaware	100% Brooke Holdings LLC	Investment Related Company

Brooke Life Insurance	Michigan	100% Brooke Holdings LLC	Life Insurance
Company

Brooke (Jersey) Limited	United Kingdom	100% Prudential (US Holdco 2)	Holding Company Activities
Limited

Calhoun Funding LLC	Delaware	100% Jackson National Life	Investment Related Company
Insurance Company

Curian Capital, LLC	Michigan	100% Jackson National Life	Registered Investment
		Insurance Company	Adviser

Curian Clearing LLC	Michigan	100% Jackson National Life	Broker/Dealer
(formerly, BH Clearing		Insurance Company
LLC)

GCI Holding Corporation	Delaware	75.8% Jackson National Life	Holding Company/Jackson
		Insurance Company	Investment

Hermitage Management,	Michigan	100% Jackson National Life	Advertising Agency
LLC		Insurance Company

Holborn Delaware LLC	Delaware	100% Prudential Four Limited	Holding Company Activities

Horizon Capital Partners I,	Delaware	35.8% Jackson National Life	Jackson Investment
L.P.		Insurance Company

Hotel on Illinois Street, LLC	Indiana	100% Jackson National Life	Jackson Investment
Insurance Company

IFC Holdings, Inc.	Delaware	100% National Planning Holdings	Broker/Dealer and Investment
d/b/a INVEST Financial		Inc.	Adviser
Corporation

Investment Centers of	North Dakota	100% IFC Holdings, Inc.	Broker/Dealer and Investment
America, Inc.			Adviser

JNL Investors Series Trust	Massachusetts	100% Jackson National Life	Investment Company
Insurance Company

Jackson Investment	Michigan	100% Brooke Holdings LLC	Investment Adviser
Management LLC

Jackson National Asset	Michigan	100% Jackson National Life	Investment Adviser and
Management, LLC		Insurance Company	Transfer Agent

Jackson National Life	Bermuda	100% Jackson National Life	Life Insurance
(Bermuda) Ltd.		Insurance Company

Jackson National Life	Delaware	100% Jackson National Life	Advertising/Marketing
Distributors, LLC		Insurance Company	Corporation and
Broker/Dealer

Jackson National Life	New York	100% Jackson National Life	Life Insurance
Insurance Company of New		Insurance Company
York

JNLI LLC	Delaware	100% Jackson National Life	Tuscany Notes
Insurance Company

JNL Series Trust	Massachusetts	Common Law Trust with contractual association with	Investment Company
Jackson National Life Insurance
Company of New York

JNL Southeast Agency LLC	Michigan	100% Jackson National Life	Insurance Agency
Insurance Company

JNL Variable Fund LLC	Delaware	100% Jackson National Separate	Investment Company
Account I

Maple Road Warehouse,	Delaware	100% Jackson National Life	Jackson Investment
LLC		Insurance Company

Mercantile Equity Partners I LP	Delaware	99% Jackson National Life	Jackson Investment
Insurance Company

Mercantile Equity Partners III LP	Delaware	99% Jackson National Life	Jackson Investment
Insurance Company

National Planning	Delaware	100% National Planning Holdings	Broker/Dealer and Investment
Corporation		Inc.	Adviser

National Planning Holdings,	Delaware	100% Brooke Holdings LLC	Holding Company Activities
Inc.

Nicole Finance Inc.	Delaware	100% Brooke GP	Holding Company Activities

Park Vista, LLC	Tennessee	100% Jackson	Jackson Investment

PGDS (US One) LLC	Delaware	100% Jackson National Life	Holding Company Activities
Insurance Company

PGDS (US Two) LLC	Delaware	100% PGDS (US One) LLC	Holding Company Activities

Piedmont CDO Trust	Delaware	100% Piedmont Funding LLC	Investment Company
(Piedmont Notes)

Piedmont Funding LLC	Delaware	100% Jackson National Life	Investment Related
		Insurance Company	Company

PPM America Private	Delaware	54.27% Jackson National Life	Jackson Investment
Equity Fund LP		Insurance Company

PPM America Private	Delaware	49.75% Jackson National Life	Jackson Investment
Equity Fund II, LP		Insurance Company

PPM America Private	Delaware	49.75% Jackson National Life	Jackson Investment
Equity Fund III, LP		Insurance Company

PPM Holdings, Inc.	Delaware	100% Brooke Holdings LLC	Holding Company
Activities

Prudential plc	United Kingdom	Publicly Traded	Financial Institution

Prudential Corporation	United Kingdom	100% Prudential Holdings Limited	Holding Company Activities
Holdings, Limited

Prudential Holdings Limited	Scotland	100% Prudential plc	Holding Company Activities

Prudential Four Limited	United Kingdom	98% Prudential Corporation	Holding Company
		Holdings, Limited	Activities
2% Prudential plc

Prudential (US Holdco 1)	Netherlands	100% Prudential (US Holdco 1)	Holding Company
BV		Limited	Activities

Prudential (US Holdco 2)	Netherlands	100% Prudential (US Holdco 1)	Holding Company
BV		BV	Activities

Prudential (US Holdco 3)	Netherlands	100% Prudential (US Holdco 2)	Holding Company
BV		BV	Activities

Prudential (US Holdco 1)	United Kingdom	76.72% Brooke LLC	Holding Company
Limited		23.28% Prudential Four Limited	Activities

Prudential (US Holdco 2)	Gibraltar	100% Holborn Delaware	Holding Company
Limited		LLC	Activities

Securities Lending Cash	Delaware	100% Jackson Funds	Investment Fund
Collateral Fund LLC

Securities Lending	Delaware	100% Jackson Funds	Investment Fund
Liquidating Fund LLC

SII Investments, Inc.	Wisconsin	100% National Planning Holdings,	Broker/Dealer and
		Inc.	Investment Adviser

Squire Reassurance	Michigan	100% Jackson National Life	Special Purpose Financial
Company LLC		Insurance Company	Captive Insurance Company

Squire Capital I LLC	Michigan	100% Jackson National Life	Investment Related Company
Insurance Company

Squire Capital II LLC	Michigan	100% Jackson National Life	Investment Related Company
Insurance Company

THMI, Inc.	Delaware	100% GCI Holding Corporation	Jackson Investment

Wynnefield Private Equity	Pennsylvania	99% Jackson National Life	Jackson Investment
Partners I, LP		Insurance Company

Item 29.         Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be  indemnified  by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities  (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate  jurisdiction  the question  whether  such  indemnification  by  it is  against  public  policy  as expressed  in the Act and will be  governed  by the final  adjudication  of such issue.

Item 30.         Principal Underwriter

a)
Jackson National Life Distributors LLC acts as general distributor for the Jackson National Separate Account - I.  Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account I, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

b)	Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Michael A. Wells	Manager
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping	Manager
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack	Manager, President and Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Lawrence Barredo	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto	Vice President
7601 Technology Way
Denver, CO 80237

Robert R. Blanchette	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

Amy Bozic	Regional Vice President
7601 Technology Way
Denver, CO 80237

J. Edward Branstetter, Jr.	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Kristina Brendlinger	Assistant Vice President
7601 Technology Way
Denver, CO 80237

William Britt	Regional Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Greg Cicotte	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Maura Collins	Vice President
7601 Technology Way
Denver, CO 80237

Christopher Cord	Assistant Vice President
7601 Technology Way
Denver, CO 80237

George Daggett	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Carl Donahue	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Bob Dwyer	Regional Vice President
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald	Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Rupert T. Hall, Jr.	Regional Vice President
7601 Technology Way
Denver, CO 80237

Bonnie Howe	Vice President and General Counsel
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Steve Johnson	Regional Vice President
7601 Technology Way
Denver, CO 80237

Georgette Kraag	Regional Vice President
7601 Technology Way
Denver, CO 80237

Steve Kluever	Senior Vice President
7601 Technology Way
Denver, CO 80237

John Koehler	Vice President
7601 Technology Way
Denver, CO 80237

James Livingston	Executive Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle	Vice President
7601 Technology Way
Denver, CO 80237

Tamu McCreary	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brooke Meyer	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas J. Meyer	Manager and Secretary
1 Corporate Way
Lansing, MI 48951

Megan Meyers	Regional Vice President
7601 Technology Way
Denver, CO 80237

Jennifer (Seamount) Miller	Vice President
7601 Technology Way
Denver, CO 80237

Jack Mishler	Senior Vice President
7601 Technology Way
Denver, CO 80237

Diane Montana	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Tony Natale	Regional Vice President
38705 Seven Mile Road,
Suite 251
Livonia, MI 48152-1058

Steve Papa	Regional Vice President
7601 Technology Way
Denver, CO 80237

Eric Palumbo	Vice President
7601 Technology Way
Denver, CO 80237

Allison Pearson	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Brandon S. Pisanos	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Rafferty	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Vice President
7601 Technology Way
Denver, CO 80237

Traci Reiter	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury	Executive Vice President
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Barbara Logsdon Smith	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

David Stebenne	Regional Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Assistant Vice President
7601 Technology Way
Denver, CO 80237

Doug Townsend	Senior Vice President, Chief Financial Officer and FinOp
7601 Technology Way
Denver, CO 80237

C. Ray Trueblood	Vice President
7601 Technology Way
Denver, CO 80237

Asa Wood	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Vice President and Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

Matthew Yellott	Assistant Vice President
7601 Technology Way
Denver, CO 80237

         (c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 31.        Location of Accounts and Records

               Jackson National Life Insurance Company of New York
               2900 Westchester Avenue
               Purchase, NY 10577

               Jackson National Life Insurance Company of New York
               Institutional Marketing Group Service Center
               1 Corporate Way
               Lansing, MI 48951

               Jackson National Life Insurance Company of New York
               Annuity Service Center
               7601 Technology Way
               Denver, CO 80237

               Jackson National Life Insurance Company of New York
               225 West Wacker Drive, Suite 1200
               Chicago, IL  60606

Item. 32.        Management Services

         Not Applicable

Item. 33.       Fee Representation

Jackson National Life Insurance Company of New York represents that the fees and charges  deducted  under the  contract,  in the  aggregate,  are  reasonable  in relation to the services  rendered,  the expenses to be incurred,  and the risks assumed by Jackson National Life Insurance Company of New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 30th day of April, 2010.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York
THOMAS J. MEYER
By:
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)
THOMAS J. MEYER
By:
Thomas J. Meyer
Senior Vice President, General Counsel,
Secretary and Director

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*THOMAS J. MEYER	April 30, 2010
Clark P. Manning, Jr. President and Chief Executive Officer	Date

*THOMAS J. MEYER	April 30, 2010
Andrew B. Hopping, Executive Vice President, Chief Financial Officer and Director	Date

*THOMAS J. MEYER	April 30, 2010
Herbert G. May III Chief Administrative Officer and Director	Date

THOMAS J. MEYER	April 30, 2010
Thomas J. Meyer Senior Vice President, General Counsel, Secretary and Director	Date

*THOMAS J. MEYER	April 30, 2010
John H. Brown Vice President and Director	Date

*THOMAS J. MEYER	April 30, 2010
Marianne Clone Vice President and Director	Date

*THOMAS J. MEYER	April 30, 2010
Julia A. Goatley Vice President; Senior Counsel; Assistant Secretary; Chief Compliance Officer, Separate Accounts; Chief Risk Officer and Director	Date

*THOMAS J. MEYER	April 30, 2010
Russell E. Peck Vice President and Director	Date

*THOMAS J. MEYER	April 30, 2010
Gregory B. Salsbury Vice President and Director	Date

*THOMAS J. MEYER	April 30, 2010
Donald B. Henderson, Jr. Director	Date

*THOMAS J. MEYER	April 30, 2010
David C. Porteous Director	Date

*THOMAS J. MEYER	April 30, 2010
Donald T. DeCarlo Director	Date

*THOMAS J. MEYER	April 30, 2010
Gary A. Torgow Director	Date

*THOMAS J. MEYER	April 30, 2010
John C. Colpean Director	Date

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the Depositor), a New York corporation, hereby appoint Clark P. Manning, Jr., Andrew B. Hopping, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659 and 333-137485), JNLNY Separate Account II (333-86933), and JNLNY Separate Account IV (333-109762 and 333-118132), as well as any future separate accounts the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney as of the 4th day of January, 2010.

CLARK P. MANNING, JR.

Clark P. Manning, Jr.
President and Chief Executive Officer

ANDREW B. HOPPING

Andrew B. Hopping
Executive Vice President, Chief Financial Officer
and Director

HERBERT G. MAY III
______________________________________________
Herbert G. May III
Chief Administrative Officer and Director

THOMAS J. MEYER

Thomas J. Meyer
Senior Vice President, General Counsel and Director

LAURA L. PRIESKORN
_____________________________________________
Laura L. Prieskorn
Senior Vice President and Director

JOHN H. BROWN

John H. Brown
Vice President and Director

JULIA A GOATLEY

Julia A. Goatley
Vice President, Senior Counsel, Assistant Secretary
and Director

RUSSELL E. PECK

Russell E. Peck
Vice President and Director

GREGORY B. SALSBURY

Gregory B. Salsbury
Vice President and Director

DONALD B. HENDERSON, JR.

Donald B. Henderson, Jr.
Director

DAVID L. PORTEOUS

David L. Porteous
Director

DONALD T. DECARLO

Donald T. DeCarlo
Director

GARY H. TORGOW

Gary H. Torgow
Director

JOHN C. COLPEAN

John C. Colpean
Director

EXHIBIT LIST

Exhibit No.  Description

k.	Opinion and Consent of Counsel, attached hereto as EX-k.

l.(4)        Actuarial Opinion, attached as EX-l(4).

n.             Consent of Independent Registered Public Accounting Firm, attached hereto as EX-n.